File Nos. 2-77767
811-3481
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 44	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 44	[X]

(Check appropriate box or boxes.)

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
----

X	on April 1, 2006 pursuant to paragraph (b)
----

60 days after filing pursuant to paragraph (a)(i)
----

	on	(date)	pursuant to paragraph (a)(i)
----

75 days after filing pursuant to paragraph (a)(ii)
----

	on	(date)	pursuant to paragraph (a)(ii) of Rule 485
----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----

P:\Edgar Filings\Pending\918\485BPOS-918-3-2006\j29918.doc

General
Money Market Funds
Seeking current income, safety of principal and liquidity
by investing in high quality, short-term securities

PROSPECTUS April 1, 2006

The Funds

Contents

The Funds

Introduction	1
General Money Market Fund	2
General Government Securities
Money Market Fund	5
General Treasury Prime
Money Market Fund	8
General Municipal
Money Market Fund	11
General California Municipal
Money Market Fund	14
General New York Municipal
Money Market Fund	17
Management	20
Financial Highlights	21

Your Investment

Account Policies	24
Distributions and Taxes	28
Services for Fund Investors	29
Instructions for Regular Accounts	31
Instructions for IRAs	33

For More Information

See back cover.
Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

General Money Market Fund
Ticker Symbol: GMMXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Concept to understand

Repurchase agreement: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

2.51%	1.77%	3.39%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Money Market Fund 3

GENERAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.04%
Other expenses			0.05%

Total			0.79%

Expense example

1 Year	3 Years	5 Years	10 Years

$81	$252	$439	$978

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

General Government Securities
Money Market Fund
Ticker Symbol: GGSXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements , including tri-party repurchase agreements, collateralized by these securities. These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Concepts to understand

Repurchase agreement: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

U.S. government securities: these securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the higher level of credit safety that U.S. government securities offer, the fund's yields may be lower than those of money market funds that do not limit their investments to U.S. government securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.Treasury, or are supported only by the credit of the issuer or instrumentality.While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

General Government Securities Money Market Fund 5

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

2.43%	1.69%	3.29%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.05%
Other expenses			0.04%

Total			0.79%

Expense example

1 Year	3 Years	5 Years	10 Years

$81	$252	$439	$978

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

General Government Securities Money Market Fund 7

General Treasury Prime
Money Market Fund
Ticker Symbol: GTAXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S.Treasury securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

8

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05

		Since
		inception
1 Year	5 Years	(12/1/99)

2.17%	1.43%	2.10%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Treasury Prime Money Market Fund 9

GENERAL TREASURY PRIME MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.03%
Other expenses			0.30%

Total			1.03%

Expense example

1 Year	3 Years	5 Years	10 Years

$105	$328	$569	$1,259

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30,

2005 , Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 0.80% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

10

General Municipal Money Market Fund
Ticker Symbol: GTMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

General Municipal Money Market Fund 11

GENERAL MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

1.88%	1.29%	2.18%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.04%
Other expenses			0.07%

Total			0.61%

Expense example
1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

General Municipal Money Market Fund 13

General California Municipal
Money Market Fund
Ticker Symbol: GCAXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  California's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

14

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

1.87%	1.21%	2.01%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General California Municipal Money Market Fund 15

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.03%
Other expenses			0.06%

Total			0.59%

Expense example
1 Year	3 Years	5 Years	10 Years

$60	$189	$329	$738

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

16

General New York Municipal
Money Market Fund
Ticker Symbol: GNMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  New York's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

General New York Municipal Money Market Fund 17

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

1.79%	1.16%	2.02%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.07%
Other expenses			0.09%

Total			0.66%

Expense example
1 Year	3 Years	5 Years	10 Years

$67	$211	$368	$822

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 0.66% to 0.65%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

General New York Municipal Money Market Fund 19

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in each fund's annual report for the fiscal year ended November 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any

12b-1 fees and/or shareholder services fees or other expenses paid by the funds. These additional pay ments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and manage ment representatives of the financial intermediary Cash compensation also may be paid to intermedi aries for inclusion of the funds on a sales list, includ ing a preferred or select sales list or in other sales programs. These payments sometimes are referred to as " revenue sharing." In some cases, these pay ments may create an incentive for a financial inter mediary or its employees to recommend or sell shares of a fund to you. Please contact your finan cial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may pro vide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; edu cational conference sponsorship; support for recog nition programs; and other forms of cash or non cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class A shares of each fund for the periods indi-cated." Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.023	.006	.006	.014	.041

Distributions:	Dividends from investment income — net	(.023)	(. 006)	(.006)	(.014)	(.041)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		2.32	.56	.56	1.43	4.21

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.79	.78	.77	.77	.79

Ratio of net expenses to average net assets		.79	.78	.77	.77	.79

Ratio of net investment income to average net assets		2.28	.55	.57	1.42	4.03

Net assets, end of period ($ x 1,000)		1,094,031	1,153,901	1,277,956	1,556,365	1,379,758

General Government Securities			Year Ended November 30,

Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.022	.005	.005	.014	.040

Distributions:	Dividends from investment income — net	(.022)	(.005)	(.005)	(.014)	(.040)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		2.24	.52	.52	1.38	4.05

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.79	.79	.77	.77	.77

Ratio of net expenses to average net assets		.79	.79	.77	.77	.77

Ratio of net investment income to average net assets		2.18	.51	.52	1.38	3.85

Net assets, end of period ($ x 1,000)		443,079	517,063	565,857	661,976	804,956

Financial Highlights 21

FINANCIAL HIGHLIGHTS (continued)
General Treasury Prime			Year Ended November 30,

Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.020	.004	.004	.011	.034

Distributions:	Dividends from investment income — net	(.020)	(.004)	(.004)	(.011)	(.034)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		2.00	.42	.39	1.07	3.49

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.03	.93	.85	.78	.88

Ratio of net expenses to average net assets		.80	.80	.80	.78	.80

Ratio of net investment income to average net assets		2.08	.34	.38	1.13	3.25

Net assets, end of period ($ x 1,000)		5,375	4,848	26,315	30,428	66,694

			Year Ended November 30,
General Municipal Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.017	.006	.006	.010	.026

Distributions:	Dividends from investment income — net	(.017)	(.006)	(.006)	(.010)	(.026)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		1.76	.64	.58	1.02	2.59

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.61	.60	.58	.57	.57

Ratio of net expenses to average net assets		.61	.60	.58	.57	.57

Ratio of net investment income to average net assets		1.70	.63	.59	1.02	2.50

Net assets, end of period ($ x 1,000)		136,209	209,176	239,203	309,159	285,966

22

General California Municipal			Year Ended November 30,

Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.017	.006	.006	.010	.022

Distributions:	Dividends from investment income — net	(.017)	(.006)	(.006)	(.010)	(.022)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		1.74	.58	.55	1.01	2.20

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.59	.65	.62	.61	.58

Ratio of net expenses to average net assets		.59	.64	.62	.61	.58

Ratio of net investment income to average net assets		1.75	.59	.56	1.00	2.20

Net assets, end of period ($ x 1,000)		327,729	288,502	253,633	378,407	476,007

General New York Municipal			Year Ended November 30,

Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.017	.005	.005	.009	.024

Distributions:	Dividends from investment income — net	(.017)	(.005)	(.005)	(.009)	(.024)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		1.67	.52	.46	.86	2.40

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.66	.66	.65	.66	.63

Ratio of net expenses to average net assets		.65	.66	.65	.66	.63

Ratio of net investment income to average net assets		1.66	.52	.47	.86	2.35

Net assets, end of period ($ x 1,000)		315,824	291,725	314,874	346,578	420,605

Financial Highlights 23

Your Investment

ACCOUNT POLICIES

Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Consult a representative of your plan or financial institution for further information.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but prior to 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but prior to 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

24

Minimum investments
	Initial	Additional

Regular accounts	$2,500	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board .

Amortized cost: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Your Investment 25

ACCOUNT POLICIES (continued)

Selling shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly.Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares
Limitations on selling shares by phone
or online through www.dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

26

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts , or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds' shares could increase the funds' transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the funds' portfolios, which could detract from the funds' performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds , which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  " redeem in kind" or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

A fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment 27

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be " buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

28

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.

For investing
Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from one Dreyfus fund into
another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Your Investment 29

SERVICES FOR FUND INVESTORS (continued)

Account statements

Every fund investor automatically receives regular account statements.You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it's convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Retirement plans

Dreyfus offers a variety of retirement plans for the taxable money market funds, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

  for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561 for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

30

INSTRUCTIONS FOR REGULAR ACCOUNTS

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

32

INSTRUCTIONS FOR IRAS

Your Investment 33

General Money Market Fund, Inc.
SEC file number: 811-3207

General Government Securities
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number: 811-3456

General Treasury Prime
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number: 811-3456

General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.
SEC file number: 811-3481

General California Municipal
Money Market Fund

SEC file number: 811-4871

General New York Municipal
Money Market Fund

SEC file number: 811-4870

To obtain information:

By telephone

Call your financial representative or 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

© 2006 Dreyfus Service Corporation

General
Money Market Funds
Seeking current income, safety of principal and liquidity
by investing in high quality, short-term securities

PROSPECTUS April 1, 2006

The Funds

Contents

See back cover.
The Funds

Introduction	1
General Money Market Fund	2
General Government Securities
Money Market Fund	5
General Treasury Prime
Money Market Fund	8
General Municipal
Money Market Fund	11
General California Municipal
Money Market Fund	14
General New York Municipal
Money Market Fund	17
Management	20
Financial Highlights	21

Your Investment

Account Policies	24
Distributions and Taxes	28
Services for Fund Investors	29
Instructions for Regular Accounts	31
Instructions for IRAs	32

For More Information

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

General Money Market Fund
Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Concept to understand

Repurchase agreement: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement
2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

2.28%	1.54%	3.18%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Money Market Fund 3

GENERAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.08%

Total			1.03%

Expense example

1 Year	3 Years	5 Years	10 Years

$105	$328	$569	$1,259

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2005 , Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.01%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

4

General Government Securities
Money Market Fund
Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements, including tri-party repurchase agreements , collateralized by these securities. These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Concepts to understand

Repurchase agreement: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

U.S. government securities: these securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the higher level of credit safety that U.S. government securities offer, the fund's yields may be lower than those of money market funds that do not limit their investments to U.S. government securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.Treasury, or are supported only by the credit of the issuer or instrumentality.While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

General Government Securities Money Market Fund 5

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

2.20%	1.47%	3.07%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.09%

Total			1.04%

Expense example

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2005 , Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.01%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Government Securities Money Market Fund 7

General Treasury Prime
Money Market Fund
Ticker Symbol: GTBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S.Treasury securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

8

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05

		Since
		inception
1 Year	5 Years	(12/1/99)

1.97%	1.25%	1.91%

For the fund's current yield, call toll-free:

1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Treasury Prime Money Market Fund 9

GENERAL TREASURY PRIME MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.32%

Total			1.27%

Expense example

1 Year	3 Years	5 Years	10 Years

$129	$403	$697	$1,534

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30,

2005 , Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.27% to 1.00%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

10

General Municipal Money Market Fund
Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

General Municipal Money Market Fund 11

GENERAL MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

1.50%	0.89%	1.81%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.10%

Total			1.05%

Expense example

1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2005 , Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.00%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund 13

General California Municipal
Money Market Fund
Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  California's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

14

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

1.45%	0.86%	1.64%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General California Municipal Money Market Fund 15

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.11%

Total			1.06%

Expense example

1 Year	3 Years	5 Years	10 Years

$108	$337	$585	$1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2005 , Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06 % to 1.00%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

16

General New York Municipal
Money Market Fund
Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  New York's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

General New York Municipal Money Market Fund 17

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/05
1 Year	5 Years	10 Years

1.44%	0.86%	1.71%

For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.13%

Total			1.08%

Expense example

1 Year	3 Years	5 Years	10 Years

$110	$343	$595	$1,317

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2005 , Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.08% to 1.00%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General New York Municipal Money Market Fund 19

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in each fund's annual report for the fiscal year ended November 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as " revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund for the periods indi-cated." Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	. 021.003		.003	.012	.039

Distributions:	Dividends from investment income — net	(. 021)	(.003)	(.003)	(.012)	(.039)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.09	.34	.33	1.20	3.98

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.03	1.03	1.01	1.01	1.03
Ratio of net expenses to average net assets		1.01	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets		2.06	.32	.33	1.19	3.81

Net assets, end of period ($ x 1,000)		7,516,365	4,956,821	5,633,657	5,458,986	4,713,819

General Government Securities			Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	. 020.003		.003	.011	.037

Distributions:	Dividends from investment income — net	(. 020)	(.003)	(.003)	(.011)	(.037)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.02	.32	.29	1.14	3.81

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.04	1.03	1.03	1.04

Ratio of net expenses to average net assets		1.01	.98	1.00	1.00	1.00
Ratio of net investment income to average net assets		1.96	.30	.29	1.13	3.60

Net assets, end of period ($ x 1,000)		1,061,190	719,095	933,041	1,014,283	826,720

Financial Highlights 21

FINANCIAL HIGHLIGHTS (continued)
General Treasury Prime			Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	. 018.003		.002	.009	.032

Distributions:	Dividends from investment income — net	(. 018)	(.003)	(.002)	(.009)	(.032)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.80	.28	.24	.86	3.27

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.27	1.15	1.12	1.08	1.13
Ratio of net expenses to average net assets		1.00	.92	.94	1.00	1.00
Ratio of net investment income to average net assets		1.88	.26	.24	.84	2.94

Net assets, end of period ($ x 1,000)		50,027	29,806	30,537	22,878	11,987

			Year Ended November 30,
General Municipal Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	. 014.002		.002	.006	.021

Distributions:	Dividends from investment income — net	(. 014)	(.002)	(.002)	(.006)	(.021)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.38	.25	.20	.59	2.16

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.04	1.04	1.04
Ratio of net expenses to average net assets		.99	.99	.96	1.00	.98
Ratio of net investment income to average net assets		1.39	.24	.20	.59	2.12

Net assets, end of period ($ x 1,000)		667,757	544,079	584,839	561,088	447,614

22

General California Municipal			Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	. 013.002		.004	.006	.018

Distributions:	Dividends from investment income — net	(. 013)	(.002)	(.004)	(.006)	(.018)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.33	.24	.36	.62	1.78

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.06	1.10	1.07	1.10	1.04
Ratio of net expenses to average net assets		1.00	.98	.83	1.00	1.00
Ratio of net investment income to average net assets		1.44	.24	.30	.61	1.86

Net assets, end of period ($ x 1,000)		64,598	16,920	17,670	8,016	3,795

General New York Municipal			Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	. 013.002		.003	.005	.020

Distributions:	Dividends from investment income — net	(. 013)	(.002)	(.003)	(.005)	(.020)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.32	.22	.31	.52	2.03

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.08	1.08	1.07	1.06	1.05
Ratio of net expenses to average net assets		.99	.95	.80	1.00	.98
Ratio of net investment income to average net assets		1.46	.20	.32	.52	1.89

Net assets, end of period ($ x 1,000)		92,293	25,609	38,468	45,352	41,580

Financial Highlights 23

Your Investment

ACCOUNT POLICIES
Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Consult a representative of your plan or financial institution for further information.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but prior to 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but prior to 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

24

Minimum investments
	Initial	Additional

Regular accounts	$2,500	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board .

Amortized cost: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Your Investment 25

ACCOUNT POLICIES (continued)
Selling shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly.Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares
Limitations on selling shares by phone
Proceeds
sent by	Minimum	Maximum

Check	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint accounts
		every 30 days
Dreyfus	$500	$500,000 for joint accounts
TeleTransfer		every 30 days

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

26

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the fund's transfer agent takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts , or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds' shares could increase the funds' transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the funds' portfolios, which could detract from the funds' performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds , which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  " redeem in kind" or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets)

A fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment 27

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be " buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

28

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from one Dreyfus fund into
another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, u s e the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Your Investment 29

SERVICES FOR FUND INVESTORS (continued)

Account statements

Every fund investor automatically receives regular account statements.You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more — when it's convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Retirement plans

Dreyfus offers a variety of retirement plans for the taxable money market funds, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

  for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561 for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

30

INSTRUCTIONS FOR REGULAR ACCOUNTS

Your Investment 31

INSTRUCTIONS FOR IRAS

32

NOTES

General Money Market Fund, Inc.

SEC file number: 811-3207

General Government Securities
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number: 811-3456

General Treasury Prime
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number: 811-3456

General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.
SEC file number: 811-3481

General California Municipal
Money Market Fund

SEC file number: 811-4871

General New York Municipal
Money Market Fund

SEC file number: 811-4870

To obtain information:

By telephone

Call your financial representative or 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

© 2006 Dreyfus Service Corporation

PROSPECTUS April 1, 2006
E*TRADE Class Shares

General Municipal Money Market Fund

General California Municipal Money Market Fund
General New York Municipal Money Market Fund

Seeking current income, safety of principal and liquidity by investing in high quality, short-term municipal securities

This prospectus is to be used only by clients of E*TRADE Securities LLC.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds

Introduction	1
General Municipal
Money Market Fund	2
General California Municipal
Money Market Fund	8
General New York Municipal
Money Market Fund	14
Management	20
Financial Highlights	22

Your Investment

Account Policies	25
Distributions and Taxes	28

For More Information

See back cover.

This prospectus is to be used only by clients of E*TRADE Securities LLC (E*TRADE Securities). E*TRADE Class shares of the funds may not be purchased directly by individuals. In order to be a shareholder of a fund, an individual generally needs to have a brokerage account with E*TRADE Securities and have elected E*TRADE Class shares as a “sweep” investment.

The Funds

Introduction

Each fund is a money market mutual fund with a separate investment portfolio.The operations and results of a fund are unrelated to those of each other fund.This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

1

General Municipal Money Market Fund
Ticker Symbol E*TRADE Class shares: GMEXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obliga-tions.When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
2

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

General Municipal Money Market Fund 3

GENERAL MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Class B shares from year to year for periods prior to March 22, 2005, and of the fund’s E*TRADE Class shares thereafter. The table shows the average annual total returns of the fund’s Class B shares over time for periods prior to March 22, 2005, and of the fund’s E*TRADE Class shares thereafter. Class B shares are not offered in this prospectus; however, except to the extent Class B and E*TRADE Class shares have different expenses, E*TRADE Class shares should have had similar annual returns to Class B. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses.

4

For the current yield on E*TRADE Class shares, call toll-free:

1-800-ETRADE-1 (1-800-387-2331).

* Represents the performance of the fund’s Class B shares for periods prior to March 22, 2005, and the fund’s E*TRADE
Class shares thereafter.

What this fund is —and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Municipal Money Market Fund 5

GENERAL MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for E*TRADE Class shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.11%

Total	1.06%

Expense example
1 Year	3 Years	5 Years	10 Years

$108	$337	$585	$1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

6

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00% . This undertaking was voluntary and may be discontinued at any time.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing E*TRADE Class shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund with respect to E*TRADE Class shares for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund 7

General California Municipal Money Market Fund
Ticker Symbol E*TRADE Class shares: GCEXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
8

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

General California Municipal Money Market Fund 9

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Class B shares from year to year for periods prior to March 22, 2005, and of the fund’s E*TRADE Class shares thereafter. The table shows the average annual total returns of the fund’s Class B shares over time for periods prior to March 22, 2005, and of the fund’s E*TRADE Class shares thereafter. Class B shares are not offered in this prospectus; however, except to the extent Class B and E*TRADE Class shares have different expenses, E*TRADE Class shares should have had similar annual returns to Class B. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses.

10

For the current yield on E*TRADE Class shares, call toll-free:

1-800-ETRADE-1 (1-800-387-2331).

* Represents the performance of the fund’s Class B shares for periods prior to March 22, 2005, and the fund’s E*TRADE
Class shares thereafter.

What this fund is —and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General California Municipal Money Market Fund 11

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for E*TRADE Class shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.10%

Total	1.05%

Expense example
1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

12

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.00% . This undertaking was voluntary and may be discontinued at any time.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing E*TRADE Class shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund with respect to E*TRADE Class shares for miscellaneous items such as transfer agency, custody, professional and registration fees.

General California Municipal Money Market Fund 13

General New York Municipal Money Market Fund
Ticker Symbol E*TRADE Class shares: GNEXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
14

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in tax-able money market instruments and/or municipal obligations that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

General New York Municipal Money Market Fund 15

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Class B shares from year to year for periods prior to March 22, 2005, and of the fund’s E*TRADE Class shares thereafter. The table shows the average annual total returns of the fund’s Class B shares over time for periods prior to March 22, 2005, and of the fund’s E*TRADE Class shares thereafter. Class B shares are not offered in this prospectus; however, except to the extent Class B and E*TRADE Class shares have different expenses, E*TRADE Class shares should have had similar annual returns to Class B. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses.

16

For the current yield on E*TRADE Class shares, call toll-free:

1-800-ETRADE-1 (1-800-387-2331).

* Represents the performance of the fund’s Class B shares for periods prior to March 22, 2005, and the fund’s E*TRADE
Class shares thereafter.

What this fund is —and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General New York Municipal Money Market Fund 17

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for E*TRADE Class shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%

Rule 12b-1 fee	0.20%

Shareholder services fee	0.25%

Other expenses	0.14%

Total	1.09%

Expense example
1 Year	3 Years	5 Years	10 Years

$111	$347	$601	$1,329

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

18

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.09% to 1.00%. This undertaking was voluntary and may be discontinued at any time.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing E*TRADE Class shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund with respect to E*TRADE Class shares for miscellaneous items such as transfer agency, custody, professional and registration fees.

General New York Municipal Money Market Fund 19

MANAGEMENT
Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund’s average daily net assets.A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

The funds’ distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the funds.These additional payments may be

20

made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial institution for details about any payments it may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Funds 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the E*TRADE Class shares of each fund for the period indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is avail-able upon request.

Period Ended
November 30,

General Municipal Money Market Fund	2005 [1]

Per-Share Data ($)
Net asset value, beginning of period	1.00

Investment operations:
Investment income — net	.011

Distributions:
Dividends from investment income — net	(.011)

Net asset value, end of period	1.00

Total Return (%)	1.60 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	1.06 [2]

Ratio of net expenses to average net assets	1.00 [2]

Ratio of net investment income to average net assets	1.60 [2]

Net assets, end of period ($ x 1,000)	801,168

[1] From March 22, 2005 (commencement of initial offering) to November 30, 2005.

[2] Annualized.

22

Period Ended
November 30,

General California Municipal Money Market Fund	2005 [1]

Per-Share Data ($)
Net asset value, beginning of period	1.00

Investment operations:
Investment income — net	.011

Distributions:
Dividends from investment income — net	(.011)

Net asset value, end of period	1.00

Total Return (%)	1.55 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	1.05 [2]

Ratio of net expenses to average net assets	1.00 [2]

Ratio of net investment income to average net assets	1.55 [2]

Net assets, end of period ($ x 1,000)	672,947

[1] From March 22, 2005 (commencement of initial offering) to November 30, 2005.

[2] Annualized.

The Funds 23

FINANCIAL HIGHLIGHTS (continued)
Period Ended
November 30,

General New York Municipal Money Market Fund	2005 [1]

Per-Share Data ($)
Net asset value, beginning of period	1.00

Investment operations:
Investment income — net	.011

Distributions:
Dividends from investment income — net	(.011)

Net asset value, end of period	1.00

Total Return (%)	1.55 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	1.09 [2]

Ratio of net expenses to average net assets	.99 [2]

Ratio of net investment income to average net assets	1.55 [2]

Net assets, end of period ($ x 1,000)	173,541

[1] From March 22, 2005 (commencement of initial offering) to November 30, 2005.

[2] Annualized.

24

Your	Investment

ACCOUNT POLICIES

The funds’ E*TRADE Class shares are offered only to clients of E*TRADE Securities. E*TRADE Class shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class shares for accounts maintained by individuals who generally have elected E*TRADE Class shares as a “sweep” investment. Individuals for whom E*TRADE Securities purchases fund shares should contact E*TRADE Securities to purchase or sell fund shares. E*TRADE Securities may impose policies, limitations and fees which are different than those described herein.

Buying shares

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is received and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but prior to 8:00 p.m., and Federal Funds are

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Your Investment 25

ACCOUNT POLICIES (continued)

received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

Because the funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next determined NAV after your order is received in proper form by the fund’s transfer agent or other authorized entity. Shares sold based on the fund’s NAV calculated as of 8:00 p.m., Eastern time, will receive the dividend declared on that day. Shares sold before 3:00 p.m. Eastern time will not receive the dividend declared on that day.Your order will be processed promptly and you will generally receive the proceeds within a week.

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify that the order is from a representative of your financial institution.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because

26

money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved polices and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund.

Each fund reserves the right to:

  refuse any purchase request
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind,” or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

A fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Your Investment 27

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state’s personal income taxes.

28

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares may result in a capital gain or loss for tax pur-poses.A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 29

For More Information

General Municipal
Money Market Fund
A series of General Municipal
Money Market Funds, Inc.

SEC file number: 811-3481

General California Municipal
Money Market Fund

SEC file number: 811-4871

General New York Municipal
Money Market Fund

SEC file number: 811-4870

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

The fund’s SAI for E*TRADE Class shares is to be used only by clients of E*TRADE Securities LLC and is therefore not available on www.drey-fus.com <http://www.dreyfus.com/>.

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone
Call E*TRADE Securities LLC
or 1-800-ETRADE-1
(1-800-387-2331)
By mail Write to:
E*TRADE Securities LLC
P.O. Box 989030
West Sacramento, CA 95798-
9030
On the Internet
www.etrade.com
<http://www.etrade.com/>
Text-only versions of certain
fund documents can be viewed
online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

GENERAL
MONEY MARKET	FUNDS

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS April 1, 2006

CLASS B SHARES

  General Money Market Fund, Inc.
  General Government Securities Money Market Fund
  General Treasury Prime Money Market Fund
  General Municipal Money Market Fund
  General California Municipal Money Market Fund
  General New York Municipal Money Market Fund
Contents

THE FUNDS
Introduction	2
General Money Market Fund	2
General Government Securities Money Market Fund	3
General Treasury Prime Money Market Fund	5
General Municipal Money Market Fund	6
General California Municipal Money Market Fund	7
General New York Municipal Money Market Fund	8
Management	10
Financial Highlights	11

YOUR INVESTMENT
Account Policies	14
Distribution and Taxes	15

FOR MORE INFORMATION
See back cover.

This combined prospectus is to be used only by clients of Janney Montgomery Scott LLC. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

GENERAL MONEY MARKET FUNDS
1

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

General Money Market Fund

Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agen- cies or instrumentalities certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with float- ing or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and reg- ulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter: Q3 '00 +1.48%
Worst Quarter: Q1 '04 +0.04%

GENERAL MONEY MARKET FUNDS

2

Average annual total returns
as of 12/31/05

1 Year	5 Years	10 Years

2.28%	1.54%	3.18%
For the fund's current yield, call toll-free: 1-800-JANNEYS.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.08%

Total	1.03%

Expense example
1 Year	3 Years	5 Years	10 Years

$105	$328	$569	$1,259

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.01% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General Government Securities
Money Market Fund

Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements, including tri-party repurchase agreements, collateralized by these securities. These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

GENERAL MONEY MARKET FUNDS

3

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter: Q3 '00 +1.42%
Worst Quarter: Q1 '04 +0.04%

Average annual total returns
as of 12/31/05

1 Year	5 Years	10 Years

2.20%	1.47%	3.07%
For the fund's current yield, call toll-free: 1-800-JANNEYS.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.09%

Total	1.04%

Expense example
1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.01% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

GENERAL MONEY MARKET FUNDS

4

General Treasury Prime
Money Market Fund

Ticker Symbol: GTBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter: Q3 '00 +1.32%
Worst Quarter: Q1 '04 +0.04%

Average annual total returns
as of 12/31/05

		Since inception
1 Year	5 Years	(12/1/99)

1.97%	1.25%	1.91%
For the fund's current yield, call toll-free: 1-800-JANNEYS.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.32%

Total	1.27%

Expense example
1 Year	3 Years	5 Years	10 Years

$129	$403	$697	$1,534

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.27% to 1.00% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid

GENERAL MONEY MARKET FUNDS

5

by the fund for items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund
Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter: Q4 '00 +0.85%
Worst Quarter: Q1 '04 +0.03%

Average annual total returns
as of 12/31/05

1 Year	5 Years	10 Years

1.50%	0.89%	1.81%
For the fund's current yield, call toll-free: 1-800-JANNEYS.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.10%

Total	1.05%

GENERAL MONEY MARKET FUNDS

6

Expense example
1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.00% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General California Municipal
Money Market Fund

Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  California's economy and revenues underlying its municipal obli- gations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

GENERAL MONEY MARKET FUNDS

7

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter: Q2 '00 +0.72%
Worst Quarter: Q1 '04 +0.03%

Average annual total returns
as of 12/31/05
1 Year	5 Years	10 Years

1.45%	0.86%	1.64%
For the fund's current yield, call toll-free: 1-800-JANNEYS.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.11%

Total	1.06%

Expense example
1 Year	3 Years	5 Years	10 Years

$108	$337	$585	$1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund's dis tributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General New York Municipal
Money Market Fund

Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

GENERAL MONEY MARKET FUNDS

8

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  New York's economy and revenues underlying its municipal obli- gations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter: Q3 '00 +0.81%
Worst Quarter: Q1 '04 +0.02%

Average annual total returns
as of 12/31/05

1 Year	5 Years	10 Years

1.44%	0.86%	1.71%
For the fund's current yield, call toll-free: 1-800-JANNEYS.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.13%

Total	1.08%

Expense example
1 Year	3 Years	5 Years	10 Years

$110	$343	$595	$1,317

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2005, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.08% to 1.00% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant

GENERAL MONEY MARKET FUNDS

9

impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in each fund's annual report for the fiscal year ended November 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

GENERAL MONEY MARKET FUNDS

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.021	.003	.003	.012	.039
Distributions:	Dividends from investment income — net	(.021)	(.003)	(.003)	(.012)	(.039)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.09	.34	.33	1.20	3.98

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.03	1.03	1.01	1.01	1.03
Ratio of net expenses to average net assets		1.01	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets		2.06	.32	.33	1.19	3.81

Net assets, end of period ($ x 1,000)		7,516,365	4,956,821	5,633,657	5,458,986	4,713,819

General Government Securities			Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.020	.003	.003	.011	.037
Distributions:	Dividends from investment income — net	(.020)	(.003)	(.003)	(.011)	(.037)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.02	.32	.29	1.14	3.81

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.04	1.03	1.03	1.04
Ratio of net expenses to average net assets		1.01	.98	1.00	1.00	1.00
Ratio of net investment income
to average net assets		1.96	.30	.29	1.13	3.60

Net assets, end of period ($ x 1,000)		1,061,190	719,095	933,041	1,014,283	826,720

GENERAL MONEY MARKET FUNDS

11

General Treasury Prime				Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.003	.002	.009	.032
Distributions:	Dividends from investment income — net	(.018)	(.003)	(.002)	(.009)	(.032)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.80	.28	.24	.86	3.27

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.27	1.15	1.12	1.08	1.13
Ratio of net expenses to average net assets		1.00	.92	.94	1.00	1.00
Ratio of net investment income to average net assets		1.88	.26	.24	.84	2.94

Net assets, end of period ($ x 1,000)		50,027	29,806	30,537	22,878	11,987

			Year Ended November 30,
General Municipal Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.014	.002	.002	.006	.021
Distributions:	Dividends from investment income — net	(.014)	(.002)	(.002)	(.006)	(.021)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.38	.25	.20	.59	2.16

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.04	1.04	1.04
Ratio of net expenses to average net assets		.99	.99	.96	1.00	.98
Ratio of net investment income to average net assets		1.39	.24	.20	.59	2.12

Net assets, end of period ($ x 1,000)		667,757	544,079	584,839	561,088	447,614

GENERAL MONEY MARKET FUNDS

12

General California Municipal			Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.013	.002	.004	.006	.018
Distributions:	Dividends from investment income — net	(.013)	(.002)	(.004)	(.006)	(.018)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.33	.24	.36	.62	1.78

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.06	1.10	1.07	1.10	1.04
Ratio of net expenses to average net assets		1.00	.98	.83	1.00	1.00
Ratio of net investment income to average net assets		1.44	.24	.30	.61	1.86

Net assets, end of period ($ x 1,000)		64,598	16,920	17,670	8,016	3,795

General New York Municipal			Year Ended November 30,
Money Market Fund		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.013	.002	.003	.005	.020
Distributions:	Dividends from investment income — net	(.013)	(.002)	(.003)	(.005)	(.020)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.32	.22	.31	.52	2.03

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.08	1.08	1.07	1.06	1.05
Ratio of net expenses to average net assets		.99	.95	.80	1.00	.98
Ratio of net investment income to average net assets		1.46	.20	.32	.52	1.89

Net assets, end of period ($ x 1,000)		92,293	25,609	38,468	45,352	41,580

GENERAL MONEY MARKET FUNDS

13

Your Investment

ACCOUNT POLICIES

Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but prior to 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If your order in proper form is placed prior to 3:00 p.m. and Federal Funds are received by 4:00 p.m., the shares will be purchased at the

NAV next determined after the order is accepted and you will receive the dividend declared that day. If an order in proper form is placed after 3:00 p.m., but prior to 8:00 p.m. and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV next determined at 8:00 pm and you will begin to accrue dividends on the following business day.

All times are Eastern time.

Each fund's portfolio securities are valued at amortized cost, which is a method of valuing a money market fund's portfolio securities and which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for each fund to be able to price its shares at $1.00 per share.

Selling Shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General Policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds' shares could increase the funds' transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the funds' portfolios, which could detract from the funds' performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures

GENERAL MONEY MARKET FUNDS

14

that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase request
  change or discontinue its exchange privilege, or temporarily sus- pend this privilege during unusual market conditions change its minimum investment amount
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  "redeem in kind" or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

A fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

GENERAL MONEY MARKET FUNDS

15

For More Information

General Money Market Fund, Inc.

SEC file number:	811-3207
General Government Securities Money Market Fund
A series of General Government Securities Money Market Funds, Inc.

SEC file number:	811-3456
General Treasury Prime Money Market Fund
A series of General Government Securities Money Market Funds, Inc.

SEC file number:	811-3456
General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.

SEC file number:	811-3481
General California Municipal Money Market Fund

SEC file number:	811-4871
General New York Municipal Money Market Fund

SEC file number:	811-4870

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus. com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:

By Telephone

Call your Janney Financial Consultant or 800-JANNEYS.

By Mail

Janney Montgomery Scott LLC, Attn: Central Asset Account Department 1801 Market Street, Philadelphia, PA 19103

On the Internet

http://www.jmsonline.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2006 Dreyfus Service Corporation, Distributor

GENERAL MONEY MARKET FUNDS

16

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
GENERAL MONEY MARKET FUND, INC.
GENERAL TREASURY PRIME MONEY MARKET FUND
GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
GENERAL MUNICIPAL MONEY MARKET FUND
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(CLASS A AND CLASS B SHARES)

STATEMENT OF ADDITIONAL INFORMATION
APRIL 1, 2006

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus for Class A or Class B shares of General Government Securities Money Market Fund (the "Government Money Fund"), General Money Market Fund, Inc. (the "Money Fund"), General Treasury Prime Money Market Fund (the "Treasury Money Fund"), General California Municipal Money Market Fund (the "California Municipal Fund"), General Municipal Money Market Fund (the "National Municipal Fund") and General New York Municipal Money Market Fund (the "New York Municipal Fund") (each, a "Fund" and collectively, the "Funds"), dated April 1, 2006, as the Prospectus may be revised from time to time. To obtain a copy of the Prospectus for Class A or Class B shares of a Fund, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561 In New York City -- Call 1-718-895-1396 Outside the U.S. -- Call 516-794-5452

The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

     Each Fund is a separate investment portfolio with operations and results that are unrelated to those of each other Fund. The Government Money Fund and the Treasury Money Fund are separate series of General Government Securities Money Market Funds, Inc. (the "Government Company"). The National Municipal Fund is a series of General Municipal Money Market Funds, Inc. (the "Municipal Company"). This combined Statement of

Additional Information has been provided for your convenience to provide you with the opportunity to consider six investment choices in one document.

DESCRIPTION OF THE FUNDS

Each of the Government Company, the Money Fund and the Municipal Company is a Maryland corporation formed on April 8, 1982, April 8, 1982 and May 15, 1981, respectively. Each of the California Municipal Fund and the New York Municipal Fund is a Massachusetts business trust that commenced operations on March 10, 1987 and December 2, 1986, respectively.

Each Fund is an open-end management investment company, known as a money market mutual fund. Each of the Government Money Fund, the Money Fund, the Treasury Money Fund and the National Municipal Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Each other Fund is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser.

Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Funds' Prospectus.

U.S. Government Securities. (Government Money Fund, Money Fund and Treasury Money Fund) The Treasury Money Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities. The Government Money Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes), and the Money Fund may invest, in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities include Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Repurchase Agreements. (Government Money Fund and Money Fund) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

Bank Obligations. (Money Fund) The Money Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

As a result of Federal and state laws and regulations, domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal or State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund will not own more than one such CD per such issuer.

Commercial Paper. (Money Fund) The Money Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

Floating and Variable Rate Obligations. (Money Fund) The Money Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

Participation Interests. (Money Fund) The Money Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

Asset-Backed Securities. (Money Fund) The Money Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Municipal Obligations. (California Municipal Fund, National Municipal Fund and New York Municipal Fund (collectively, the "Municipal Funds")) As a fundamental policy, each Municipal Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to the California Municipal Fund and New York Municipal Fund, California State and New York State and New York City, respectively, personal income taxes (collectively, "Municipal Obligations"). Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

With respect to the National Municipal Fund, for the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.

Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax ("AMT"). Each Municipal Fund may invest without limitation in such Municipal Obligations if the Manager determines that their purchase is consistent with the Municipal Fund's investment objective.

Certain Tax Exempt Obligations. (Municipal Funds) Each Municipal Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

Derivative Products. (Municipal Funds) Each Municipal Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. A Municipal Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

(1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

(2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

(3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

(4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Ratings of Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined by the Manager in accordance with procedures established by the Fund's Board.

The average distribution of each Municipal Fund's investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended November 30, 2005, computed on a monthly basis, was as follows:

						Percentage of Value

		Moody's Investors		Standard & Poor's	California	National	New York
Fitch Ratings		Service, Inc.		Ratings Services	Municipal	Municipal	Municipal
("Fitch")	or	("Moody's")	or	("S&P")	Fund	Fund	Fund

F1+/F1		VMIG1/MIG1, P1		SP1+/SP1, A1+/A1	99.6%	88.6%	80.4%
F2+/F2		VMIG2/MIG2, P2		SP2+/SP2	--	--	--
AAA/AA		Aaa/Aa		AAA/AA	0.4%	6.0%	6.9%
Not Rated		Not Rated		Not Rated	--	5.4%*	12.7%*
					100.0%	100.0%	100.0%

If, subsequent to its purchase by a Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the

* Included in the Not Rated category are securities which, while not rated, have been determined by the
Manager to be of comparable quality to securities in the VMIG1/MIG1 or SP-1+/SP-1 rating categories.

rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

To the extent that the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies described in the Funds' Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

Taxable Investments. (Municipal Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Municipal Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the California Municipal Fund or the New York Municipal Fund has adopted a temporary defensive position, including when acceptable California or New York Municipal Obligations, respectively, are unavailable for investment by the relevant Fund, in excess of 20% of the Fund's net assets may be invested in securities that are not exempt from California or New York State and New York City income taxes, respectively. Under normal market conditions, each Municipal Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Investment

Companies. (Municipal Funds) Each Fund may invest in securities issued by other investment companies. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets.

Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

In addition to the principal investment strategies discussed in the Funds' Prospectus, the Funds also may engage in the investment techniques described below.

Borrowing Money. (All Funds) Each Municipal Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Municipal Fund currently intends to, and each other Fund may, borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

Stand-By Commitments. (Municipal Funds) Each Municipal Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. A Municipal Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

Forward Commitments. (Municipal Funds) Each Municipal Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. Each Municipal Fund will segregate permissible liquid assets at least equal at all times to the amount of its purchase commitments.

Municipal Obligations and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Each Fund seeks to maintain a stable $1.00 share price.

Bank Securities. (Money Fund) To the extent the Money Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

Foreign Securities. (Money Fund) Since the Money Fund's portfolio may contain U.S. dollar denominated securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Investing in Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each Municipal Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.

Certain municipal lease/purchase obligations in which the Municipal Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Municipal Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

Investing in California Municipal Obligations. (California Municipal Fund) Since the California Municipal Fund is concentrated in securities issued by California or entities within California, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in California Municipal Obligations. You should review the information in "Appendix C" which provides a brief summary of special investment considerations and risk factors relating to investing in California Municipal Obligations.

Investing in New York Municipal Obligations . (New York Municipal Fund) Since the New York Municipal Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. You should review the information in "Appendix D" which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Obligations.

Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, the Manager will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

Investment Restrictions

Government Money Fund. Under normal circumstances, the Government Money Fund invests solely in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets.

     The Government Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Government Money Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Government Money Fund may not:

1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3.	Sell securities short or purchase securities on margin.

4.	Write or purchase put or call options.

5.	Underwrite the securities of other issuers.

6.	Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

7. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

8.	Invest in companies for the purpose of exercising control.

9.	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

10. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on investments in obligations issued or guaranteed as to principal and interest by the U.S. Government.

11. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

TreasuryMoney Fund . Under normal circumstances, the Treasury Money Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets.

The Treasury Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Treasury Money Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Treasury Money Fund may not:

1. Invest in commodities.

2. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3.	Purchase or sell securities on margin.

4.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

5.	Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

7.	Make loans to others, except through the purchase of debt obligations.

8.	Invest more than 5% of its assets in the obligations of any one issuer, except that up to

25% of the value of the Fund's total assets may be invested without regard to any such limitations. This restriction does not apply to the purchase of U.S. Government securities.

9. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government.

10. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

11.	Enter into repurchase agreements.

* * * * *

Money Fund. The Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Money Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The Money Fund may not:

1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Pledge its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

4.	Sell securities short.

5.	Write or purchase put or call options.

6.	Underwrite the securities of other issuers.

7.	Purchase or sell real estate investment trust securities, commodities, or oil and gas interests.

8. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

9. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

10. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising control.

12.	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

California Municipal Fund. The California Municipal Fund's investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in California Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the California Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The California Municipal Fund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6.	Sell securities short or purchase securities on margin.

7.	Invest in companies for the purpose of exercising control.

8.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

National Municipal Fund. The National Municipal Fund's investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the National Municipal Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The National Municipal Fund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

5. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Purchase more than 10% of the voting securities of any issuer. This restriction applies only with respect to 75% of the Fund's total assets.

7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations.

Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and in connection with the purchase of securities on a when-issued or forward commitment basis.

9. Sell securities short or purchase securities on margin.

10.	Invest in companies for the purpose of exercising control.

11.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

New York Municipal Fund. The New York Municipal Fund's investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the New York Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The New York MunicipalFund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6.	Sell securities short or purchase securities on margin.

7.	Invest in companies for the purpose of exercising control.

8.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

Municipal Funds. For purposes of investment restriction No. 5 for each Municipal Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.

All Funds. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to investment restriction No. 1 for each Municipal Fund, however, if borrowings exceed 33-1/3% of the value of a Municipal Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE FUNDS

Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board members of each Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Board Members of the Funds[1]

Name (Age)	Principal Occupation
Position with the Funds (Since)	During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (62)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Levcor International, Inc., an apparel fabric
(1995) - All Funds		processor, Director
Century Business Services, Inc., a provider of
outsourcing functions for small and medium
sized companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants, Director
Sunair Services Corporation,
engaging in the design, manufacture and sale of
high frequency systems for long-range voice and

1 None of the Board members are "interested persons" of the Funds, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with the Funds (Since)	During Past 5 Years	Other Board Memberships and Affiliations
data communications, as well as providing
certain outdoor-related services to homes and
business, Director

Clifford L. Alexander, Jr. (72)	President of Alexander &	Wyeth (formerly, American Home Products
Board Member	Associates, Inc., a	Corporation), a global leader in pharmaceuticals,
(1981) – Money Fund	management consulting firm	consumer healthcare products and animal health
(1982) – Municipal Company and	(January 1981 – present)	products, Director
Government Company	Chairman of the Board of	Mutual of America Life Insurance Company,
(1986) – California Municipal	Moody's Corporation	Director
Fund and New York	(October 2000 – October
Municipal Fund	2003)

Peggy C. Davis (63)	Shad Professor of Law,	None
Board Member	New York University School
(1990) – All Funds	of Law (1983 – present)
Writer and teacher in the fields
of evidence, constitutional
theory, family law, social
sciences and the law, legal
process and professional
methodology and training

Ernest Kafka (73)	Physician engaged in private	None

Board Member	practice specializing in the

(1981) – Money Fund	psychoanalysis of adults and
(1982) – Municipal Company and	adolescents (1962-present)

Government Company

(1986) – California Municipal	Instructor, The New York

Fund and New York	Psychoanalytic Institute

Municipal Fund	(1981 – present)

Associate Clinical Professor of
Psychiatry at Cornell
Medical
School (1987 – 2002)

Nathan Leventhal (63)	A management consultant for	Movado Group, Inc., Director
Board Member	various non-profit
(1987) – Municipal Company	organizations (May 2004 –
(1989) – California Municipal	present)
Fund, Government	Chairman of the Avery-Fisher
Company, Money Fund	Artist Program
and New York Municipal	(November 1997 – present)
Fund	President of Lincoln Center for
the Performing Arts, Inc.
(March 1984 – December
2000)

     Board members are elected to serve for an indefinite term. Each Fund has standing audit, governance/nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. Each Fund's governance/nominating committee, among other things, is responsible for selecting and nominating all persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the governance/nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The governance/nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the governance/nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. Each Fund also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund's investments. The audit committee met four times during the fiscal year ended November 30, 2005. The governance/nominating committee, compensation and evaluation committees had no meetings during the last fiscal year.

The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005.

	California		Treasury
	Municipal	Government	Money
Name of Board Member	Fund	Money Fund	Fund	Money Fund

Joseph S. DiMartino	None	None	None	None
Clifford L. Alexander, Jr.	None	None	None	None
Peggy C. Davis	None	None	None	None
Ernest Kafka	None	None	None	None
Nathan Leventhal	None	None	None	None

Aggregate Holding
of Funds in the
Dreyfus Family of
Funds for which
	National	New York	Responsible as a
Name of Board Member	Municipal Fund	Municipal Fund	Board Member

Joseph S. DiMartino	None	None	Over $100,000
Clifford L. Alexander, Jr.	None	None	Over $100,000
Peggy C. Davis	None	None	None
Ernest Kafka	None	None	Over $100,000
Nathan Leventhal	None	None	$10,001 - $50,000

As of December 31, 2005, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Each Fund currently pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and 11 other funds (comprised of 23 portfolios) in the Dreyfus Family Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by each Fund indicated below for the fiscal year ended November 30, 2005, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005 are set forth below:

	Aggregate	Total Compensation From
	Compensation	the Funds and Fund Complex
Name of Board Member and Fund	From the Fund*	Paid to Board Member(**)

Joseph S. DiMartino		$ 833,262 (190)

Government Money Fund/
Treasury Money Fund	$7,924
Money Fund	$41,128
California Municipal Fund	$2,065
National Municipal Fund	$7,130
New York Municipal Fund	$2,013

	Aggregate	Total Compensation From
	Compensation	the Funds and Fund Complex
Name of Board Member and Fund	From the Fund*	Paid to Board Member(**)

Clifford L. Alexander, Jr.		$200,500 (63)

Government Money Fund/
Treasury Money Fund	$6,339
Money Fund	$32,546
California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

Peggy C. Davis		$82,500 (23)

Government Money Fund/
Treasury Money Fund	$6,339
Money Fund	$32,546
California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

Ernest Kafka		$83,000 (23)

Government Money Fund/
Treasury Money Fund	$6,339
Money Fund	$32,546
California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

Saul B. Klaman***		$38,250 (23)

Government Money Fund/

	Aggregate	Total Compensation From
	Compensation	the Funds and Fund Complex
Name of Board Member and Fund	From the Fund*	Paid to Board Member(**)

Treasury Money Fund	$2,933
Money Fund	$14,127
California Municipal Fund	$827
National Municipal Fund	$2,701
New York Municipal Fund	$803

Nathan Leventhal		$83,000 (23)

Government Money Fund/
Treasury Money Fund	$6,339
Money Fund	$32,546
California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

*	Amount does not include the cost of office space, secretarial services and health benefits for the
Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $2,181 for the Government Company, $5,997 for the Money Fund, $1,172 for the
California Municipal Fund, $1,505 for the National Municipal Fund and $1,157 for the New York
Municipal Fund .
**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.
***	Emeritus Board member as of January 18, 2000.

Officers of the Funds

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager –Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2003. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on March 15, 2006.

Set forth in "Information About the Funds" are the shareholders known by each Fund (as indicated) to own of record 5% or more of such Fund's Class A or Class B shares outstanding on March 15, 2006. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of such Fund.

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chair of the Board, Chief Executive Officer and Chief Operating Officer; Thomas F. Eggers, President and a director; Jonathan Baum, Vice Chair-Distributor; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director ; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliott, Robert Kelly, David F. Lamere, Ronald P. O'Hanley III and Richard W. Sabo, directors.

The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the

Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Government Money Fund, the Money Fund and the Treasury Money Fund are Bernard W. Kiernan, Patricia A. Larkin and James G. O'Connor. The portfolio managers of the Municipal Funds are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Bill Vasiliou, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, investor services (including, without limitation, telephone and personnel expenses), costs of shareholder reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, each class of shares of a Fund bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. The Funds' Class B shares are subject to an annual distribution fee, and Class A shares of the Government Money Fund, Money Fund and Treasury Money Fund are subject to an annual service fee. See "Service Plan and Distribution Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Government Company are allocated between the Government Money Fund and Treasury Money Fund on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each such Fund.

As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund indicated below to the Manager for the Fund's last three fiscal years:

			Fiscal Year Ended November 30,
	2005	2004	2003
Money Fund	$37,539,857	$32,522,458	$36,893,858

California Municipal Fund	$4,056,769	$1,315,076	$1,755,530
National Municipal Fund	$6,665,439	$4,002,406	$4,570,984
New York Municipal Fund	$2,389,029	$1,711,006	$1,916,705
Treasury Money Fund	$228,348	$189,152	$296,831

Government Money Fund	$6,892,693	$6,890,947	$8,531,164

As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1 ½% of the average market value of the net assets of such Fund for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. As to each Fund, no such deduction or payment was required for the most recent fiscal year end.

As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

With respect to each Fund, except the Municipal Funds, the Distributor may pay certain Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under a Simplified Employee Pension Plan

("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Funds. These additional payments may be made to certain Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as " revenue sharing" . In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York (the "Custodian"), One Wall Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

General. Each Fund's shares may be purchased only by clients of certain Service Agents including the Distributor. You will be charged a fee if an investment check is returned unpayable. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the relevant Fund and has made an aggregate minimum initial purchase in the Fund for its customers of $2,500. Subsequent investments must be at least $100. For the Government Money Fund, Money Fund and Treasury Money Fund, however, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. It is not recommended that the Municipal Funds be used as a vehicle for Keogh, IRA or other qualified Retirement Plans. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Class A shares of each Fund are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of each Fund's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in a Fund. The Government Money Fund and the Money Fund reserve the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

Fund shares also may be purchased through Dreyfus-Automatic Asset Builder®, the Government Direct Deposit Privilege or the Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

Service Agents may receive different levels of compensation for selling different Classes of shares. As discussed under " Management Arrangements-Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund in written or telegraphic form. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. See "Determination of Net Asset Value."

Government Money Fund, Money Fund and Treasury Money Fund--Each of these Funds determines its net asset value per share twice each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 5:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so.

An order placed with the Distributor or its designee in New York will become effective at the price determined at 5:00 p.m., Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if the order is placed in proper form with the Distributor or its designee prior to 3:00 p.m, Eastern time, for the Treasury Money Fund, and prior to 5:00 p.m., Eastern time, for the Government Money Fund or Money Fund, and Federal Funds are received by 6:00 p.m., Eastern time, on that day. An order placed between 3:00 p.m. and 5:00 p.m, Eastern time, for the Treasury Money Fund, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. An order placed in proper form with the Distributor or its designee in New York after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern times, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

California Municipal Fund, National Municipal Fund and New York Municipal Fund--Each of these Funds determines its net asset value per share three times each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 12:00 noon, Eastern time, as of 3:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so.

An order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 noon or 3:00 p.m., Eastern time, depending on when the order is accepted on a given day, and the shares purchased will receive the dividend on Fund shares declared on that day, if the order is placed with the Distributor or its designee prior to 3:00 p.m., Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day. An order placed with the Distributor or its designee in New York after 3:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

Using Federal Funds. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Service Agent and your order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Service Agent, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or, with respect to Class A shares of the Funds, online, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange (" NYSE" ) are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SERVICE PLAN AND DISTRIBUTION PLAN

Class A shares of each of the Government Money Fund, Money Fund and Treasury Money Fund are subject to a Service Plan and Class B shares of each Fund are subject to a Distribution Plan.

Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each of the Government Money Fund, the Money Fund and the Treasury Money Fund has adopted separate plans with respect to Class A and Class B of such Funds and the Board of each of the Municipal Funds has adopted a plan with respect to Class B of such Funds (each, a "Plan"). Under each Plan, the respective Fund bears directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan. Under each Plan adopted with respect to Class A of the Government Money Fund, the Money Fund and the Treasury Money Fund (the "Service Plan"), the Fund pays the Distributor for distributing Class A shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to the Fund at an aggregate annual rate of 0.20% of the value of the Fund's average daily net assets attributable to Class A. Under each Service Plan, the Distributor may pay one or more Service Agents a fee in respect of Class A shares of the Fund owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Under each Fund's Plan adopted with respect to Class B (the "Distribution Plan"), the Fund reimburses the Distributor for payments made to third parties for distributing (within the meaning of the Rule) Class B shares at an annual rate of up to 0.20% of the value of the Fund's average daily net assets attributable to Class B. The Distributor may pay one or more Service Agents in respect of distribution services for Class B shares, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Each Fund's Board believes that there is a reasonable likelihood that each Plan will benefit the Fund and holders of the relevant Class of shares.

A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the affected Class and that other material amendments of the Plan must be approved by the Board, and by the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan or in any related agreements entered into in connection with such Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Fund's Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related agreements or by vote of a majority of the relevant class of shares.

Set forth below are the total amounts paid by each of the Government Money Fund, the Money Fund and the Treasury Money Fund pursuant to its Service Plan with respect to Class A (i) to the Distributor ("Distributor Payments") as reimbursement for distributing Class A shares and Servicing and (ii) for costs of preparing, printing and distributing prospectuses and statement of additional information and of implementing and operating the Service Plan ("Printing and Implementation") for each Fund's fiscal year ended November 30, 2005:

Total Amount
Printing and	Paid Pursuant to
Distributor Payments	Implementation	Service Plan
Government Money
Fund
- Class A	$930,514	$3,891	$934,405

Money Fund
- Class A	$2,215,530	$13,102	$2,228,632

Total Amount
Printing and	Paid Pursuant
Distributor Payments Implementation	Reduction in fee	to Service Plan
Treasury Money
Fund
- Class A	$6,841	$224	$6,782	$283

Set forth below are the total amounts paid by each Fund pursuant to its Distribution Plan with respect to Class B (i) to the Distributor ("Distributor Payments") and (ii) for the costs of preparing, printing and distributing prospectus and statement of additional information and of implementing and operating the Distribution Plan ("Printing and Implementation") for each Fund's fiscal year ended November 30, 2005:

			Total Amount paid
		Printing and	Pursuant to Distribution
Name of Fund	Distributor Payments	Implementation	Plan

Government Money Fund
- Class B	$1,826,564	$8,214	$1,834,778

Money Fund
- Class B	$12,800,275	$80,828	$12,881,103

California Municipal
Fund
- Class B	$87,789	$3,538	$90,327

National Municipal
Fund
- Class B	$1,281,544	$40,726	$1,322,270

			Total Amount paid
		Printing and	Pursuant to Distribution
Name of Fund	Distributor Payments	Implementation	Plan

New York Municipal
Fund
- Class B	$133,644	$2,428	$136,072

Treasury Money

Fund
- Class B	$84,487	$2,688	$87,175

SHAREHOLDER SERVICES PLANS

Each Fund has adopted a Shareholder Services Plan with respect to Class A pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class A for certain allocated expenses of providing certain services to the holders of Class A shares. Each Fund also has adopted a Shareholder Services Plan with respect to Class B pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class B. Under each Shareholder Services Plan, the services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. As to each Fund, under the Shareholders Services Plan for Class B, the Distributor may make payments to Service Agents in respect of their services.

A quarterly report of the amounts expended under each Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Shareholder Services Plan provides that material amendments to the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Shareholder Services Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. Each Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

Set forth below are the total amounts payable by each Fund pursuant to its separate Shareholder Services Plans for Class A and Class B, the amounts reimbursed to the Fund by the Manager pursuant to undertakings in effect, if any, and the net amount paid by the Fund for the Fund's fiscal year ended November 30, 2005:

	Total Amount Payable
	Pursuant to Shareholder	Amount Reimbursed
Name of Fund	Services Plan	Pursuant to
and Class		Undertaking	Net Amount Paid by
			Fund
Government Money
Fund
- Class A	$214,507	$0	$214,507
- Class B	$2,283,205	$282,320	$2,000,885

	Total Amount Payable
	Pursuant to Shareholder	Amount Reimbursed
Name of Fund	Services Plan	Pursuant to
and Class		Undertaking	Net Amount Paid by
			Fund
Money Fund
- Class A	$435,714	$0	$435,714
- Class B	$16,000,344	$1,168,403	$14,831,941

Treasury Money
Fund	$1,029	$1,029	$0

- Class A
- Class B	$126,731	$114,530	$12,201

California Municipal
Fund
- Class A	$87,369	$0	$87,369
- Class B	$108,487	$25,149	$83,338

National Municipal
Fund
- Class A	$73,122	$0	$73,122
- Class B	$1,601,930	$317,330	$1,284,600

New York Municipal
Fund
- Class A	$195,048	$0	$195,048
- Class B	$167,056	$51,266	$115,790

HOW TO REDEEM SHARES

     General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus- Automatic Asset BuilderR and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset BuilderR order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

Checkwriting Privilege. Each Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or, with respect to Class A shares of the Funds, online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 5:00 p.m., Eastern time, on such day; otherwise the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

Dreyfus TeleTransfer Privilege. You may request by telephone or, with respect to Class A shares of the Funds, online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. You should be aware that if you have selected the Dreyfus TeleTransfer privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent or its designee by 3:00 p.m., Eastern time, with respect to the Municipal Funds, or 5:00 p.m., Eastern time, with respect to the Government Money Fund, Treasury Money Fund and Money Fund on a business day, the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If a redemption request is received after such time, but by 8:00 p.m., Eastern time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day. If a redemption request is received after 8:00 p.m., Eastern time, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be charged to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, each Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect a Fund's shareholders.

SHAREHOLDER SERVICES

Fund Exchanges. Clients of certain Service Agents may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in such client's state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

Effective June 1, 2006, you may exchange Class B shares of any of the funds in the Dreyfus Premier Family of Funds and certain funds advised by Dreyfus Founders Asset Management, LLC, and certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (" DWDMMF" ), for Class shares of the Money Fund. If you exchange Class B shares of a Dreyfus Premier fund or Dreyfus Founders fund which are subject to a contingent deferred sales charge (" CDSC" ), or certain eligible shares of DWDMMF, for Class B shares of the Money Fund, the Money Fund's Class B shares obtained in the exchange will be held in a special account created solely for this purpose (" Exchange Account" ). Exchanges of shares from an Exchange Account of the Money Fund only can be made into Class B shares of Dreyfus Premier funds or Dreyfus Founders funds. No CDSC is charged when an investor exchanges into or out of an Exchange Account of the Money Fund; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the Exchange Account. The time Class B shares are held in an Exchange Account of the Money Fund also will be taken into account for purposes of calculating when such shares convert to Class A shares (or other designated class of shares of a Dreyfus Premier fund or Dreyfus Founders fund). If your Class B shares are held in an Exchange Account of the Money Fund at the time such shares are scheduled to convert, you will receive Class A shares of the Money Fund which may be exchanged for Class A shares (or other designated class of shares) of a Dreyfus Premier fund or Dreyfus Founders fund at net asset value.

You should review carefully the current prospectus of the fund from which Class B shares were exchanged and, if applicable, into which such shares are exchanged to determine the CDSC chargeable upon redemption of Class B shares and for information on conversion features.

Exchange Account shares are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Options and the Automatic Withdrawal Plan. The proceeds of any redemption of Class B shares held in an Exchange Account will be paid only by Federal wire or by check.

To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or, with respect to Class A shares of the Funds, online. The ability to issue exchange instructions by telephone is given to shareholders of each Fund automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the privilege, you authorize the Transfer Agent to act on telephonic and, with respect to Class A shares, online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for online or telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     During times of drastic economic or market conditions, each Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

Fund Exchanges and the Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired legally may be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561 or visiting www.dreyfus.com . Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal Government automatically deposited into your Fund account.

Dreyfus Payroll Savings Plan. The Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from each Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Quarterly Distribution Plan. The Quarterly Distribution Plan permits you to receive quarterly payments from a Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding calendar quarter.

Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

Corporate Pension/Profit-Sharing and Personal Retirement Plans. (Government Money Fund, Money Fund and Treasury Money Fund) Each of the Government Money Fund, Money Fund and Treasury Money Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, these Funds make available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.

If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

Shares may be purchased in connection with these plans only by direct remittance to the entity which acts as custodian. Such purchases will be effective when payments received by the Transfer

Agent are converted into Federal Funds. Purchases for these plans may not be made in advance of receipt of funds.

You should read the prototype retirement plans and the applicable form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board. With respect to the Municipal Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include considerations of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event a Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that each Fund has qualified for treatment as a "regulated investment company" under the Code for the fiscal year ended November 30, 2005. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.

Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange or, for the Government Money Fund, Money Fund and Treasury Money Fund only, the Transfer Agent is open for regular business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

With respect to the Municipal Funds, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his shares.

With respect to the California Municipal Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations which, when held by an individual, the interest therefrom is exempt from California personal income tax, and if the Fund qualifies as a management company under the California Revenue and Taxation Code, then the Fund will be qualified to pay dividends to its shareholders that are exempt from California personal income tax (but not from California franchise tax) ("California exempt-interest dividends"). However, the total amount of California exempt-interest dividends paid by the Fund to a non-corporate shareholder with respect to any taxable year cannot exceed such shareholder's pro rata share of interest received by the Fund during such year that is exempt from California taxation less any expenses and expenditures deemed to have been paid from such interest.

For shareholders subject to the California personal income tax, exempt-interest dividends derived from California Municipal Obligations will not be subject to the California personal income tax. Distributions from net realized short-term capital gains to California resident shareholders will be subject to the California personal income tax distributed by the Fund as ordinary income.

Distributions from net realized long-term capital gains may constitute long-term capital gains for individual California resident shareholders. Unlike under Federal tax law, the California Municipal Fund's shareholders will not be subject to California personal income tax, or receive a credit for California taxes paid by the Fund, on undistributed capital gains. In addition, California tax law does not consider any portion of the exempt-interest dividends paid an item of tax preference for the purpose of computing the California alternative minimum tax.

Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) the availability of natural liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, the Fund or account within the block will receive the same price and commission.

However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a " spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

      Disclosure of Portfolio Holdings. It is the policy of each Fund to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. Each Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

      If a Fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. Each Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund's custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of each Fund's portfolio holdings may be authorized only by the Fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

Regular Broker-Dealers. A Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended November 30, 2005, the issuer of the securities and the aggregate value per issuer, as of November 30, 2005, of such securities:

Fund	Name of Regular Broker Dealer	Aggregate Value Per Issuer

Money Fund	Societe Generale Securities	$300,000,000
	Corporation
	Deutsche Bank Securities Inc.	$100,000,000
	State Street Bank and Trust	$34,000,000
	Company

INFORMATION ABOUT THE FUNDS

Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

The Government Money Fund and Treasury Money Fund are separate series of the Government Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Government Company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of the Government Money Fund, National Municipal Fund, Money Fund and Treasury Money Fund, or two-thirds, in the case of the California Municipal Fund and New York Municipal Fund, of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The California Municipal Fund and New York Municipal Fund are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust (the "Trust Agreement") for each of these Funds disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholder for liabilities of the Fund.

Each Fund sends annual and semi-annual financial statements to all its share- holders.

      Set forth below, as to each share Class of each Fund, as applicable, are those shareholders known by the Fund to own of record 5% or more of a Class of shares of the Fund outstanding as of March 15, 2006.

Government Money Fund
Class A:	MAC & CO., FBO GD&C RET PL, Mutual Fund Operations, P.O. Box 3198, 525

William Penn Place, Pittsburgh, PA 15230-3198 - owned of record – 7.58%;

The Bank of New York,
As Agent for Paypro, c/o Kenneth Porcelli, 450 Wireless Blvd.,
Hauppauge, NY 11788-3934 - owned of record – 5.26%.

Class B:
Janney Montgomery Scott LLC, 1801

Market Street, Philadelphia, PA 19103-1628 – owned of record – 33.80%;

Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway, St. Louis, MO 63102-2110 - owned of record 16.81%;

Robert W. Baird & Co. Inc., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 16.78%;

Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 -owned of record 9.34%;

Pershing LLC, Pershing DIV – Transfer Dept., P.O. Box 2052, 7th Floor, Jersey City, NJ 15.85%; Southwest Securities Inc., 1201 Elm Street, Suite 3500, Dallas, TX 07303-2052 – owned of record 8.83%.

Treasury Money Fund
Class A:	Alfonso Cuaron, Comerica Securities, c/o Kessler Schneider & Co., 15260
Venture Boulevard, Suite 1040, Sherman Oaks, CA 91403-5345 – owned of record
21.75%;

Besame Mucho Pictures Inc., Comerica Securities,
c/o Kessler Schneider & Co., 15260 Venture Boulevard, Suite 1040,
Sherman Oaks, CA 91403-5345 – owned of record 13.30%;

Warmington Realty, 3090 Pullman Road, Costa Mesa, CA 92626-7936 – owned of record – 11.08%;

Comerica Securities, c/o Kessler, Schneider & Co., 15260 Ventura Boulevard, Suite
1040, Sherman Oaks, CA 91403-5345 – owned of record – 10.82%

Rancho Solano Master Associates, 1652 W. Texas Street, Suite 275, Fairfield, CA
94533-5952 – owned of record 7.10%;

Bayport Enterprises, 3090 Pullman Road, Costa Mesa, CA 92626-5901 – owned of record – 6.73%;

David Semel As TTEE, David Semel Trust, c/o Kessler Schneider & Co., 15260

Venture Blvd., Suite 1040, Sherman Oaks, CA 91403-5345 – owned of record 6.38%.

Class B:	Crowell Weedon & Co., For the Exclusive Benefit of Customers, 624 South Grand
Avenue, Suite 2510, Los Angeles, CA 90017-3335 – owned of record – 43.10%;

Pershing LLC, Pershing Div –
Transfer Dept., P.O. Box 2052, 7 th Floor, Jersey City, NJ 07303-2052 – owned of record 22.01%;

Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia, PA 19103-1628 –

owned of record – 16.23%;

Robert W. Baird & Co. Inc., Omnibus Account for the Exclusive Benefit of Customers,
P.O. Box 672, Milwaukee, WI 53201-0672 – owned of
record 8.57%;

Stifel Nicolaus & Co. Inc., For the Exclusive Benefit of Customers, 500 N. Broadway,
St. Louis, MO 63102-2110 – owned of record 5.53%.

Money Fund

Class A:	Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN, 38103 –
owned of record 17.01%;

Robert W. Baird & Co. (VIP), 777 East Wisconsin Avenue, Milwaukee, WI 53202-

5300 – owned of record 5.88%;

Wells Fargo Bank of Minnesota, N.A., NPF Coordinator, Wells Fargo Center, 6 th &
Marquette, P.O. Box 9131, Minneapolis, MN 55485-0001 – owned of record
5.52%.

Class B:	Janney Montgomery Scott, Mutual Funds Dept., 1801 Market Street, Philadelphia, PA
19103-1628 – owned of record – 24.43%;

Pershing LLC, Pershing DIV – Transfer Dept., P.O. Box 2052, 7 th Floor, Jersey City,

NJ 07303-2052 – owned of record – 18.04%;

Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers,
Milwaukee, WI 53201-0672 - owned of record 16.62%;

Stifel Nicolaus & Co. Inc., 501 N. Broadway, St. Louis, MO
63102-2110 - owned of record
16.02%;

SWS Securities, Inc., Attn.: Money Market, 1201 Elm Street, Dallas, TX
75270-2102 - owned of record 8.52%.

Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175-

California Municipal Fund

Class A:	Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College
Street, Floor 3, Charlotte, NC 28255-0001 - owned of record 37.35%;
Pershing LLC, Pershing DIV – Transfer
Dept., P.O. Box 2052, 7 th Floor, Jersey City, NJ 07303-2052 – owned of record –
6.61%.

Class B:

Crowell Weedon & Co., for the Exclusive Benefit of Customers, 624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017-3335 – owned of record – 63.85%;

Pershing LLC, Pershing DIV – Transfer Dept., P.O. Box 2052, 7th Floor, Jersey City, NJ 07303-2052 – owned of record – 26.36%.

National Municipal Fund

Class A:	The Bank
of America as Agent for Axelrod Management Co. Inc., Delano Village, 720 White
Plains Road, Scarsdale, NY 10583-5014 – owned of record 48.95%;

Pershing LLC, Pershing DIV – Transfer Dept., P.O. Box 2052, 7 th Floor, Jersey City,

NJ 07303-2052 – owned of record – 5.75%;

Morgan Keegan, 50 North Front Street, Memphis, TN 38103-2126 – owned of record

5.55%.

Class B:	Robert W. Baird & Co. Inc., Omnibus Account for the Exclusive Benefit of its
Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record - 25.17%;

Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway,
St. Louis, MO 63102-2110 - owned of record 17.44%;

Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 –

owned of record 15.42%;

Pershing LLC, Pershing DIV – Transfer Dept., P.O. Box 2052, 7 th Floor, Jersey City,

NJ – owned of record – 14.08%;

Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia, PA 19103-1628 –

owned of record – 12.65%;
SWS Securities, Inc., Attn.: Money Market, 1201 Elm Street, Dallas, TX
75270-2102 - owned of record – 8.24%.

New York Municipal Fund

Class B:
Janney Montgomery Scott LLC, 1801

Market Street, Philadelphia, PA, 19103-1628 – owned of record – 43.23%;

Pershing, Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0002 – owned of record 20.34%;

The York Group, Inc., Newport Office Center VII, 480 Washington Blvd., 24th Floor, Jersey City, MJ 07310-2053 – owned of record 11.95%.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as independent auditors of each Fund.

APPENDIX A (MONEY FUND ONLY)

Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc.

("BankWatch"):

Commercial Paper and Short-Term Ratings

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

Bonds rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

APPENDIX B (MUNICIPAL FUNDS)

Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Municipal Note Ratings

SP-1

The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's
Municipal Bond Ratings
Aaa

Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

A

Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Commercial Paper Ratings

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch
Municipal Bond Ratings

The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A

Bonds rated A are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

APPENDIX C

RISK FACTORS—INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS

     The following information is a summary of special factors affecting investments in California Municipal bonds. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

General Information

      Economy. California's economy, the nation's largest and one of the largest in the world, has major sectors in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California's economy slipped into a recession, concentrated in the State's high-tech sector. The economy has since recovered, with 480,000 jobs gained between July 2003 and November 2005 compared with 367,000 jobs lost between January 2001 and July 2003. Current forecast project that during 2006 and 2007, the California economy will decelerate slightly but continue to grow at a rate close to the long-run average growth of the State economy.

     Broad measures of the national and California economies, such as inflation-adjusted gross domestic product ("GDP") and California personal income and taxable sales, posted solid gains in 2005, although slightly slower than in 2004. Year-over-year growth of real GDP and California personal income in the first three quarters of 2005, and California taxable sales in the first half of 2005, was higher than average yearly growth in the preceding ten years. California's GDP grew by 4.2% and 3.5% in 2004 and 2005, respectively. Personal income grew by 6.2% in 2004 and was 6.6% higher in the first three quarters of 2005. California taxable sales were more than 6% higher than a year ago in the first half of 2005; in 2004 taxable sales grew by 8.7%.

Population and Labor Force. The State's July 1, 2005 population of over

37 million represented over 12% of the total United States population. California's population is concentrated in metropolitan areas. As of the 2000 census, 97% resided in the 25 major metropolitan statistical areas in the State. As of July 1, 2004, the 5-county Los Angeles area accounted for 49% of the State's population, with over 17 million residents, and the

11-county San Francisco Bay Area represented 20%, with a population of over 7 million.

     The State's unemployment rate was 5.3% in May 2005, down from 6.2% in 2004, as the number of unemployed persons fell below 1 million for the first time in nearly four years. The national unemployment rate in May 2005 was 5.1%. California average level of nonfarm payroll employment was 1.6% in 2005, 0.6% higher than in 2004.

Recent Developments

     State Economy and Finances. Governor Schwarzenegger released the proposed budget for Fiscal Year 2006-07 on January 10, 2006 (the "2006-07 Proposed Budget"), which estimates that General Fund revenues are significantly higher than previously estimated for Fiscal Years 2004-05 and 2005-06. The budgetary reserve is now estimated to have been about $9.1 billion at June 30, 2005, and is projected to be $6.5 billion at June 30, 2006. The reduction reflects Fiscal Year 2005-06 General Fund expenditures in excess of revenues by about $2.6 billion.

     The 2006-07 Proposed Budget proposes a spending plan for Fiscal Year 2006-07 totaling $125.6 billion, of which $97.9 billion will be from the General Fund. General Fund revenues and transfers are estimated at $91.5 billion, with the difference being paid from the accumulated budget surplus from June 30, 2006, including an initial deposit of $460 million to the Budget Stabilization Account (the "BSA"). The 2006-07 Proposed Budget projects continuing economic growth in the nation and in California in calendar years 2006 and 2007, though at a slower rate than has been shown in the past two years.

     In early January 2006, the Governor also announced a major initiative (the "Strategic Growth Plan") to invest over $220 billion over the coming decade in State infrastructure improvements. The Strategic Growth Plan would utilize some $68 billion in new State general obligation bonds, as well as additional revenue bonds, federal and local funds and private investment. A corollary to the Strategic Growth Plan is a proposed Constitutional amendment to place a cap on general obligation bond and lease revenue bond spending so that debt service costs will not exceed 6% of General Fund revenues.

State Indebtedness and Financing

      The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including revenue anticipation notes ("RANs") and revenue anticipation warrants ("RAWs"), when due.

      General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on such bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of monies in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

      As of February 1, 2006, the State had outstanding approximately $47.92 billion aggregate principal amount of long-term general obligation bonds, of which $35.73 billion was payable primarily from the General Fund, and $12.19 million was payable from other revenue sources. As of February 1, 2006, there were unused voter authorizations for the future issuance of approximately $33.2 billion of long-term general obligation bonds . This latter figure consists of $18.17 billion of general obligation bonds which are authorized to be issued initially as commercial paper notes, and $15.02 million of authorized but unissued general obligation bonds. Of this unissued amount, $4.76 million is for bonds payable from other revenue sources (of which $115.57 million is authorized for commercial paper notes).

     The State is permitted to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. The State had outstanding $7.35 billion variable rate general obligation bonds, representing about 15.3% of the State's total outstanding general obligation bonds as of February 1, 2006.

     The Legislature has approved approximately $600 million of new bond authorizations to be placed on the June 2006 primary election ballot. A $9.95 billion bond measure for high speed rail projects has been placed on the November 2006 general election ballot, but legislation is pending to defer this measure until 2008 or remove it from the ballot entirely. Additional bond proposals may be added to the 2006 primary or general election ballots , including issuances proposed under the Strategic Growth Plan.

      Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issuances, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. The State issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the current bank credit agreement supporting the general obligation commercial paper program, not more than $1.5 billion in general obligation commercial paper notes may be outstanding at any time. This amount may be increased or decreased in the future. As of February 1, 2006, approximately $18.17 billion in such notes had been authorized and, as of that date, $758 million aggregate principal amount of general obligation commercial paper notes were outstanding.

      Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are then marketed to investors. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had approximately $7.8 billion General Fund-supported lease-purchase obligations outstanding as of February 1, 2006. The State Public Works Board, which is authorized to sell lease revenue bonds, had approximately $3 billion authorized and unissued as of February 1, 2006. In addition, as of that date, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by State leases.

      Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities , housing, health facilities and pollution control facilities. State agencies and authorities had approximately $49.76 billion aggregate principal amount of revenue bonds and notes outstanding as of December 31, 2005.

      Pension Obligation Bonds. Pursuant to the California Pension Restructuring Bond Act of 2004 (the "Restructuring Bond Act"), the State proposes to issue $560 million of pension obligation bonds to make Fiscal Year 2005-06 contributions to the California Public Employees' Retirement System ("CalPERS"). The net benefit to the General Fund will be $525 million. The payment of the debt service on the bonds would be payable from the General Fund. As with previous proposed pension bond issuances, the proposed issuance is the subject of a validation action brought by the Pension Obligation Bond Committee (the "Committee") for and on behalf of the State.

      Pursuant to the Restructuring Bond Act, the Committee authorized the issuance of bonds to pay a portion of the State's pension obligation for Fiscal Year 2004-05 or a subsequent fiscal year. The Committee initiated a validation action seeking court determination that the bonds will not be in violation of the Constitutional debt limit. The validation action was challenged in court, which prevented the issuance of the pension obligation bonds in time to pay the pension contribution during Fiscal Year 2004-05. The judge ruled on November 15, 2005 that the bonds were not valid. The Committee has filed a notice of appeal. The State has not included any pension obligation bonds in the 2006-07 Proposed Budget, but if the litigation is successful such bonds may be issued in the future.

      Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by voters at the Statewide primary election in March 2004. Proposition 57 authorizes the issuance of up to $15 billion of economic recovery bonds ("ERBs") to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a 1/4¢ increase in the State's sales and use tax that started July 1, 2004, but also is secured by the State's full faith and credit because the ERBs were approved by voters as general obligation bonds.

      The State issued $10.896 billion of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion during Fiscal Year 2003-04 (of which, approximately $9.2 billion was applied to Fiscal Year 2002-03 expenditures, and approximately $2 billion has been applied to offset Fiscal Year 2004-05 General

Fund expenditures) . The State may issue the remainder of authorized ERBs at any time in the future. The 2006-07 Proposed Budget assumes no ERBs will be issued in Fiscal Years 2005-06 or 2006-07.

     All proceeds from the 1/4¢ sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the ERBs are required to be applied to the early retirement of the ERBs. In addition, the following sources of funds are required to be used for early retirement of the ERBs: (i) fifty percent of each annual deposit, up to $5 billion in the aggregate, of future deposits in the BSA, and (ii) all proceeds from the sale of surplus State property. During the fourth quarter of 2005, $369 million of ERBs were retired early, and the State expects to have excess sales tax proceeds in early 2006 in order to retire $273 million of ERBs. The 2006-07 Proposed Budget assumes $460 million will be transferred from certain reserves during Fiscal Year 2006-07 to retire additional ERBs prior to December 31, 2006.

      Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in 19 of the last 20 fiscal years to partially fund timing differences between revenues and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any unapplied revenues in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay certain priority payments in the general areas of education, general obligation debt service, State employee wages and benefits and other specified General Fund reimbursements.

      On June 18, 2003, the State issued $10.97 billion of RAWs, which matured and were paid in full on June 16, 2004. The State also issued $3 billion of RANs on October 28, 2003, which matured and were paid in full on June 23, 2004. The State issued $6 billon of RANs on October 6, 2004, which matured on June 30, 2005. The State also issued $3 billion of RANs on November 10, 2005, which are scheduled to mature on June 30, 2006.

     Ratings. After reaching their lowest point in 2003, the ratings of the State's general obligation bonds have been raised by all three rating agencies in 2004 and 2005. S&P has raised the State's general obligation credit rating from "BBB" to "A." Moody's has raised the rating from "Baa1" to "A2." Fitch has raised the rating from "BBB" to "A." The most recent actions by Moody's and Fitch both took place in July 2005.

State Funds and Expenditures

      The Budget and Appropriations Process. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year. Under State law, the annual proposed budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the proposed budget, the Legislature takes up the proposal. The Balanced Budget Amendment ("Proposition 58"), which was approved by voters in March 2004, requires the State to adopt and maintain a balanced budget and establish an additional reserve, and restricts future long-term deficit-related borrowing.

      The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature. Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution.

      The General Fund. The monies of the State are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

      The Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State to the General Fund as necessary to meet cash needs of the General Fund. The State is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. At the end of each fiscal year, the State is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund. In certain circumstances, monies in the SFEU may be used in connection with disaster relief. For budgeting and general accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

      Inter-Fund Borrowings. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. If General Fund revenue is or will be exhausted, the State may direct the transfer of all or any part of the monies not needed in special funds to the General Fund. All money so transferred must be returned to the special fund from which it was transferred. As of January 31, 2006, there were no outstanding loans from the SFEU and other internal sources to the General Fund.

      Pension Trusts. The three principal retirement systems in which the State participates are CalPERS, the California State Teachers' Retirement System ("CalSTRS") and the University of California Retirement System ("UCRS"). The State's contribution to CalPERS and UCRS are actuarially determined each year, while the State's contribution to CalSTRS is established by statute.

     CalPERS administers the Public Employment Retirement Fund ("PERF"), which is a multiple-employer defined benefit plan. As of June 30, 2005, employer participants, in addition to the State, included 1,059 school districts and 1,523 other public agencies. As of the same date, PERF had 1,016,982 program members and 431,901 benefit recipients. The payroll for State employees covered by PERF for Fiscal Year 2003-04 was approximately $12.7 billion.

     Due to investment losses and increased retirement benefits, the State contribution to CalPERS, through the PERF, has increased from $156.7 million in Fiscal Year 2000-01 to an estimated $ 2.483 billion in Fiscal Year 2006-07. On April 19, 2005, the Board of Directors of CalPERS adopted a new policy for calculating the actuarial value of assets. The effect of this policy will reduce the State's Fiscal Year 2005-06 General Fund contribution to CalPERS by $152 million ($251.5 million from all funds) from what was originally budgeted for Fiscal Year 2005-06.

     CalSTRS administers the Teacher's Retirement Fund, which is an employee benefit trust fund created to administer the State Teachers' Retirement Plan ("STRP"). STRP is a cost-sharing, multi-employer, defined benefit pension plan that provides for retirement, disability and survivor benefits to teachers and certain other employees of the California public school system. State contribution to CalSTRS, through STRP, has increased from $902.4 million in Fiscal Year 2000-01 to an estimated $1.1 billion in Fiscal Year 2006-07.

      Welfare Reform. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "Law") fundamentally reformed the nation's welfare system. The Law included provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (2) deny certain Federal welfare and public benefits to legal non-citizens (amended by subsequent Federal law), allow states to elect to deny additional benefits (including TANF) to legal non-citizens, and generally deny almost all benefits to illegal immigrants; and (3) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. The block grant formula under the Law is operative through March 31, 2006.

      The California Work Opportunity and Responsibility to Kids ("CalWORKs") replaced the former AFDC and other similar programs effective January 1, 1998. Consistent with Federal law, CalWORKs contains time limits on receipt of welfare aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. CalWORKs caseloads are projected to increase modestly after many consecutive years of decline. Current projections are 484,000 cases in Fiscal Year 2005-06 and 487,500 in Fiscal

Year 2006-07. Since CalWORKs' inception in January 1998, caseload has declined by nearly 34%, and the number of working recipients has increased from less than 20% in 1996 to nearly 40% in 2004.

      In Fiscal Years 2005-06 and 2006-07, California will continue to meet, but not exceed, the Federally required $2.7 billion combined State and county maintenance of effort ("MOE") requirement. In an effort to keep program expenditures within the TANF block grant and MOE amounts, attempt to alleviate the structural deficit between the State's revenues and expenditures, and better align CalWORKs program benefits with TANF programs in other states, the 2005 Budget Act suspended the July 2005 and July 2006 CalWORKs cost-of-living adjustments. The 2006-07 Proposed Budget also includes several proposals to maintain expenditures within available resources while continuing efforts to move people from welfare to work. These and other smaller CalWORKs program reductions are projected to result in net savings totaling $ 238.9 million in Fiscal Year 2006-07. Of these savings, $40 million is General Fund savings in other programs, which is achieved by using Federal TANF block grant funds to offset eligible General Fund expenditures .

     The 2006-07 Proposed Budget includes total CalWORKs-related expenditures of $6.7 billion for Fiscal Year 2006-07, compared to $6.8 billion for Fiscal Year 2005-06. Both years include an augmentation of $191.9 million for employment services to enable recipients to move off of aid and into sustainable employment. The 2006-07 Proposed Budget includes a TANF reserve of $181.4 million in Fiscal Year 2006-07, which is available for unanticipated needs in any program for which TANF funds are appropriated, including CalWORKs benefits, employment services, county administration, and child care costs.

     Federal authorization for the TANF program was recently approved and extended until September 30, 2010. The proposed enabling legislation will change countable work activities under TANF and apply new Federal work participation rates to the State's program. In addition, the Federal legislation will effectively eliminate the State's caseload reduction credit and the bulk of the State's caseload will be subject to the 50% work participation rate beginning in Federal fiscal year 2007. The State would need to make substantial investments in childcare and employment services in order to meet the increased work participation rate requirements if this proposal is adopted. Failure to meet these increased requirements could result in significant Federal penalties, currently estimated to total about $445 million over the next five years, but not payable until Fiscal Years 2009-10 and 2010-11.

      Local Governments. The primary units of local government in the State are counties, ranging in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

      In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax monies, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K- 12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

      The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 ("Amendment No. 4") dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was replaced by an increase in the amount of property tax that they receive. Under the State-local agreement and implementing legislation for Fiscal Years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive are reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies are required to shift $250 million, and special districts to shift $350 million, in property tax revenues they would otherwise receive to schools.

      As part of the State-local agreement, Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Amendment No. 4 amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approve the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in Fiscal Year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended.

      Vehicle License Fee. A program to offset a portion of the VLF paid by vehicle owners was established in 1998. Beginning January 1, 1999, a permanent offset of 25% of the VLF became operative. Various pieces of legislation increased the amount of the offset in subsequent years to the existing statutory level of 67.5% . In June 2003, it was determined that insufficient General Fund monies were available to continue to fund any portion of the VLF offsets. Accordingly, the VLF paid by taxpayers returned to the pre-1999 level so the State would not be obligated to make any offset payments in Fiscal Year 2003-04. However, the offset suspension was rescinded by Governor

Schwarzenegger on November 17, 2003, and offset payments to local governments resumed. Local governments received backfill payments totaling $3.8 billion in Fiscal Year 2002-03, and $3.1 billion in Fiscal Year 2003-04.

     This level of offset provided tax relief of $4.3 billion in Fiscal Year 2003-04. Beginning in Fiscal Year 2004-05, the State-local agreement permanently reduced the VLF rate to 0.65% and eliminated the offset program. Amendment No. 4 codified the obligation of the State to provide replacement revenues to local governments for revenues lost as a result of the decrease in the VLF rate below the rate of 0.65% of the market value of the vehicle. The State-local agreement provided for the repayment by August 2006 of approximately $1.2 billion that was not received by local governments during the time period between the suspension of the offsets and the implementation of higher fees. The 2005 Budget Act provided for the early repayment of the entire $1.2 billion VLF backfill payments owed to local governments, which occurred in August 2005.

      Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. The State's trial court system will receive approximately $2.4 billion and $2.6 billion in State resources in Fiscal Years 2005-06 and 2006-07, respectively, and $475 million in resources from the counties in each fiscal year.

      State Appropriations Limit. The State is subject to an annual appropriations limit imposed by the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds or appropriations from funds that do not derive their proceeds from taxes. There are other various types of appropriations excluded from the Appropriations Limit , including appropriations required to comply with mandates of courts or the Federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative . The Appropriations Limit may be exceeded in cases of emergency.

      The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

      As of the release of the 2006-07 Proposed Budget, the Department of Finance projected the Appropriations Subject to Limit to be $15.24 billion and $15.89 billion under the Appropriations Limit in Fiscal Years 2005-06 and 2006-07, respectively.

      Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Any amount not funded by local property taxes is funded by the General Fund. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools a certain variable percentage of General Fund revenues, based on certain factors including cost-of-living adjustments, enrollment, and per capita income and revenue growth. Legislation adopted prior to the end of Fiscal Year 1988-89, implementing Proposition 98, determined the K-14 schools' funding guarantee to be 40.7% of the General Fund tax revenues, based on Fiscal Year 1986-87 appropriations. However, that percentage has been adjusted to approximately 39% to account for a subsequent redirection of local property taxes that directly affected the share of General Fund revenues to schools. Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain excess State tax revenues to K-14 schools.

      The 2006-07 Proposed Budget reflects Proposition 98 expenditures in Fiscal Years 2004-05 through 2006-07. The 2006-07 Proposed Budget includes full funding for statutory growth (0.21%) and cost-of-living adjustments (5.18%), and also reflects the deferral of Proposition 98 expenditures of $ 1.283 billion, $1.303 billion and $1.303 billion from Fiscal Years 2004-05 to 2005-06, 2005-06 to 2006- 07 and 2006-07 to 2007-08, respectively.

     In 2004, legislation suspended the Proposition 98 guarantee, which, at the time the 2004 Budget Act was enacted, was estimated to be $2.004 billion. That estimate, however, has been increased to $3.677 billion due to subsequent revenue growth in the General Fund This suspended amount is added to the existing maintenance factor. After estimated and proposed payments in Fiscal Years 2005-06 and 2006-07, the total estimated maintenance factor balance will be $1.3 billion at the end of Fiscal Year 2006-07. This maintenance factor balance is required to be restored to the Proposition 98 budget over future years.

     Appropriations for Fiscal Years 1995-96, 1996-97, 2002-03 and 2003-04 are estimated cumulatively to be $1.4 billion below the amounts required by Proposition 98 because of increases in State tax revenues above previous estimates. Legislation enacted in August 2004 annually appropriates $150 million per year, beginning in Fiscal Year 2006-07, to repay prior year Proposition 98 obligations. The current estimate of the remaining obligation is $1.292 billion. The 2005 Budget Act funded $16.8 million toward these settle-up obligations, which will reduce the first Fiscal Year 2006-07 settle-up appropriation, from $150 million to $133.2 million.

      Constraints on the Budgetary Process. Over the years, a number of laws and Constitutional amendments have been enacted that restrict the use of General Fund or special fund revenues, or otherwise limit the Legislature's and Governor's discretion in enacting budgets.

Proposition 1A, approved in 2004, limits the Legislature's power over local revenue sources. This, and other recent Constitutional amendments affecting the budget process, is described below.

      Proposition 58 (Balanced Budget Amendment). Proposition 58, approved in 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result, the State may have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for Fiscal Year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

      Proposition 58 requires that a special reserve (the BSA) be established in the General Fund. Beginning with Fiscal Year 2006-07, a portion of estimated annual General Fund revenues would be transferred into the BSA no later than September 30 of each fiscal year. These transfers would continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. The 2006-07 Proposed Budget proposes to transfer $920 million to the BSA.

      Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of RANs or RAWs currently used by the State, or inter-fund borrowings.

     Proposition 1A. Approved in 2004, Proposition 1A amended the State Constitution to reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to

8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship and two-thirds of both houses of the Legislature approves the borrowing. The amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax.

     Proposition 49 (After School Education Funding). An initiative statute, called the "After School Education and Safety Program of 2002," was approved by the voters in 2002, and requires the State to expand funding for before and after school programs in public elementary and middle schools. This increase is required in Fiscal Year 2006-07, and the 2006-07 Proposed Budget reflects a $428.4 million increase for these programs, for a total of $550 million. The 2006-07 Proposed Budget allocates $547.8 million for grants for before and after school programs, and $2.2 million for administrative costs. These additional funds are added to the Proposition 98 minimum funding guarantee for K-14 education and, in accordance with the initiative, cannot be reduced in future years unless the Proposition 98 guarantee is suspended.

      Tobacco Settlement. In 1998, the State signed the Master Settlement Agreement (the "MSA") with the four major cigarette manufacturers for payment of approximately $25 billion (subject to adjustment) over 25 years. Under the MSA, half of the money will be paid to the State and half to local governments. Payments continue in perpetuity, but the specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA allow reduction of payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain previously settled states and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

      State statutory law allows the issuance of revenue bonds secured by MSA revenues beginning in Fiscal Year 2003-04. An initial sale of 56.57% of the State's tobacco settlement revenues producing $2.5 billion in proceeds was completed in January 2003. A second sale of the remaining 43.43% of the State's tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003 ("Series 2003B Bonds"). In August 2005, the Series 2003B Bonds were refinanced, retaining all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco revenues fall short. In return for providing this covenant, the State was paid a credit enhancement fee of $525 million as part of the refinancing.

Sources of State Revenue

     The 2006-07 Proposed Budget estimates that General Fund tax revenues will increase by 6.7% in Fiscal Year 2005-06 and by 4.9% in Fiscal Year 2006-07. In 2004, the Legislature created a personal income tax, corporate tax, and sales and use tax amnesty program for 2002 and prior tax years. Penalties were waived for taxpayers who applied for amnesty during the amnesty period of February 1, 2005 to March 31, 2005. Although taxpayers had to apply within this time frame, taxpayers who could have applied for amnesty but did not are subject to higher penalties if found to owe additional amounts for amnesty years. The May Revision to the 2005 Budget Act (the "2005-06 May Revision"), estimated a net multi-year General Fund revenue gain from the amnesty program of $380 million.

      Personal Income Tax. The California personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after Federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3% . Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax

("AMT"). The personal income tax structure is highly progressive. For instance, it is estimated that the top 1% of taxpayers paid 38.7% of the total personal income tax in the 2003 tax year.

     A proposal to add a 1% surcharge on taxable income over $1 million was approved by voters on the November 2004 election ballot. The proceeds of the tax surcharge are required to be used to expand county mental health programs.

      Taxes on capital gains and stock options, which are largely linked to stock market performance, add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 24.7% and as little as 5.6% of General Fund revenues over the last ten years. The 2006-07 Proposed Budget estimates that capital gains and stock option tax receipts will account for 12.9% of General Fund revenue in Fiscal Year 2005-06 and 13.1% of General Fund revenue in Fiscal Year 2006-07.

      Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

      As of January 1, 2006, the breakdown of the base State and local sales tax rate of 7.25% is as follows: 5% is imposed as a General Fund tax; 0.5% is dedicated to local governments for health and welfare program realignment; 0.5% is dedicated to local governments for public safety services; 1.0% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for the city and county general-purpose use; and 0.25% deposited into the Fiscal Recovery Fund which will be available for annual appropriation by the Legislature to repay the ERBs.

      Existing law provides that 0.25% of the basic 5% State tax rate may be suspended in any calendar year upon State certification by November 1 in any year in which the both following occur: (1) the General Fund reserve (excluding the revenues derived from the 0.25% sales and use tax rate) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% sales and use tax rate) and (2) actual revenues for the period May 1 through September 30 equal or exceed the 2005-06 May Revision forecast.

The 0.25% rate will be reinstated the following year if the State subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2007.

      Corporation Tax. Corporation tax revenues are derived from the following taxes 1. The and/or sources: (1) the franchise tax and the corporate income tax, which are levied at an 8.84% rate on profits sources but are not sufficiently present to be classified as doing business in the State. 2. Banks; (2) banks and other financial corporations that are subject to the franchise tax plus an additional tax at the rate of 2% on their net income business license taxes. 3. The AMT is similar to that in; (3) the AMT, which is imposed at a rate of 6.65%, is similar to the Federal AMT and is based on a higher level of net income computed by adding back certain tax preferences . 4. A; (4) a minimum franchise tax of up to $800, which is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax (new corporations are exempted from the minimum franchise tax for the first two years of incorporation ); and (5) Sub-Chapter S corporations, which are taxed at 1.5% of profits.

      Taxpayers with net operating losses ("NOLs") are allowed to carry forward NOLs for tax purposes and deduct a portion in subsequent years. State law suspended the use of any carryover NOLs for the 2002 and 2003 tax years, but allowed taxpayers to deduct those losses beginning in the 2004 tax year and extended the expiration date for those losses by two years. The percent of a taxpayer's NOLs that can be carried forward also increased from 65% to 100% beginning January 1, 2004, for NOLs generated after that date. About 85% of NOLs are deducted from corporation taxes with the balance deducted from personal income tax.

      Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other state and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit sharing plans that are taxed at the lesser rate of 0.5%, surplus lines and nonadmitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.

      Other Taxes. Other General Fund major taxes and licenses include: estate, inheritance and gift taxes; cigarette taxes; alcoholic beverage taxes; horse racing license fees and trailer coach license fees.

      The California estate tax is based on the State death tax credit allowed against the Federal estate tax, and is designed to pick up the maximum credit allowed against the Federal estate tax return. The Federal Economic Growth and Tax Reconciliation Act of 2001 phases out the Federal estate tax by 2010. It also reduced the State pick-up tax by 25% in 2002, 50% in

2003, and 75% in 2004 and eliminates it beginning in 2005. These provisions sunset after 2010; at that time, the Federal estate tax will be re-instated along with the State's estate tax, unless future Federal legislation is enacted to make the provisions permanent.

      Special Fund Revenues. The State Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income: (i) receipts from tax levies, which are allocated to specified functions such as motor vehicle taxes and fees and certain taxes on tobacco products; (ii) charges for special services to specific functions, including such items as business and professional license fees; and (iii) rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties). Motor vehicle related taxes and fees accounted for approximately 37% of all special fund revenues in Fiscal Year 2004-05. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and VLFs. During Fiscal Year 2004-05, $8.2 billion was derived from the ownership or operation of motor vehicles. About $3.3 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners.

      Taxes on Tobacco Products. Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87¢ per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco and snuff at a rate equivalent to the tax increase on cigarettes. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. The State's excise tax proceeds are earmarked for childhood development, education, health, research and other programs.

State Economy and Finances

      The State economy grew strongly between 1994 and 2000 and, as a result, for the five fiscal years from 1995-96 to 1999-2000, General Fund tax revenues exceeded budget estimates. These additional funds were largely directed to school spending and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures. The State ended Fiscal Year 2000-01 with a budget reserve of $5.39 billion. During Fiscal Year 2001-02, however, the State experienced an unprecedented drop in revenues compared to the prior year. During Fiscal Years 2001-02 through 2003-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on onetime measures, internal borrowing, and external borrowing. The State also faced a cash flow crisis during this period, which was relieved by the issuance of RAWs in June 2002 and June 2003 and ERBs in early 2004.

      State Budget — Fiscal Year 2004-05.

The 2004 Budget Act was adopted by the Legislature on July 29, 2004, and signed by the Governor on July 31, 2004. The 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7%), cost avoidance ($4.4 billion or 31.7%), fund shifts ($1.6 billion or 11.2%), loans or borrowing ($2.1 billion or 15.4%), and transfers and other revenue ($1.8 billion or 13.0%). Under the 2004 Budget Act, General Fund revenues were projected to increase 3.6%, from $74.6 billion in Fiscal Year 2003-04 to $77.3 billion in Fiscal Year 2004-05. Excluding the impact of the ERBs, General Fund expenditures were estimated to increase by 6.7%, from $75.6 billion in Fiscal Year 2003-04, to $80.7 billion in Fiscal Year 2004-05. The June 30, 2005 reserve was projected to be $768 million, compared to an estimated June 30, 2004 reserve of $2.198 billion.

      The 2004 Budget Act contained the following major components: (i) Rebasing Proposition 98 minimum funding guarantee at a level approximately $2 billion less than would otherwise be required for Fiscal Year 2004- 05; (ii) A new fee policy for higher education where future undergraduate and graduate level fee increases were tied to increases in per-capita personal income, with flexibility to increase fees by not more than an average of 10% a year over the next three years ; (iii) exclusion of any savings attributed to Medi-Cal redesign, but inclusion of $992 million in reductions in various social service programs from otherwise mandated levels . 4. The 2004 Budget Act eliminates; (iv) elimination of State contributions to CalPERS on behalf of new State employees for the first two years of employment ; (v) assumption of the issuance of $929 million in pension obligation bonds to pay a portion of the pension obligations in Fiscal Year 2004-05; (vi) elimination of the VLF offset program beginning in Fiscal Year 2004-05; and (vii) inclusion of $300 million in additional revenues as a result of the renegotiation of tribal gaming compacts and the negotiation of new compacts with tribes that wish to expand gaming activities.

     In Fiscal Year 2004-05, education fees were increased 14% for undergraduates and 20% for graduate students. The 2004 Budget Act also included $750 million in various spending reductions for higher education from otherwise mandated levels. In addition, the 2004 Budget Act assumed the issuance of $929 million pension obligation bonds to cover a portion of the State's required contributions to CalPERS in Fiscal Year 2004-05. The pension bonds were not issued in Fiscal Year 2004-05 due to litigation delays.

     Approximately $2 billion of ERB proceeds were used to offset General Fund expenditures in Fiscal Year 2004-05. In contrast, in Fiscal Year 2003-04, aggregate borrowings to address current expenses and accumulated deficits were estimated at $11.5 billion, including $2.3 billion of tobacco securitization proceeds and $9.2 billion of economic recovery proceeds (representing approximately $11.254 billion of total bond proceeds, less $2 billion deposited into the Deficit Recovery Fund).

The 2004 Budget Act authorized the State to sell the revenue stream to be received from payments made by certain Indian tribes to secure up to $1.5 billion of securities, the proceeds of which will be used by the State to repay prior transportation loans. Pending litigation relating to the Indian gaming compacts could also affect these additional revenues and securities issuance. The State now only assumes the receipt of $19 million in such revenues in Fiscal Year 2004-05.

     The 2004 Budget Act also included: (i) $1.206 billion in savings for the suspension of the Transportation Investment Fund transfer; (ii) $450 million in savings from deposits of punitive damages awards used to offset General Fund costs in Fiscal Year 2004-05; (iii) $206 million for spending reduction that would result from changes in the correctional system; and (iv) $150 million of additional savings.

     Fiscal Year 2004-05 Revised Estimates. The 2005-06 May Revision projected that the State would end Fiscal Year 2004-05 with a reserve of $6.073 billion, up approximately $5.305 billion from estimates made at the time of the 2004 Budget Act. Under the 2005 Budget Act, General Fund revenues and transfers for Fiscal Year 2004-05 were projected at $79.9 billion, an increase of $2.6 billion compared with 2004 Budget Act estimates. These revenue and transfer projections include the following significant adjustments since the 2004 Budget Act: (i) $3.779 billion increase in major tax revenues due to the improved economic forecast; (ii) $281 million loss in revenues due to delays in renegotiations of tribal gaming compacts; (iii) $577 million loss in revenues due to pending litigation contesting the issuance of pension obligation bonds; and (iv) $3.457 billion gain to beginning balance for amnesty related payments, which is offset by a $1.364 billion loss in revenues related to refunds/accelerations related to amnesty revenues.

     Under the 2005 Budget Act, General Fund expenditures for Fiscal Year 2004-05 are projected at $81.7 billion, an increase of $1.0 billion compared with 2004 Budget Act estimates. These expenditure projections include the following significant increases (some of which are offset by certain reductions) since the 2004 Budget Act: (i) $258 million in additional Proposition 98 expenditures; (ii) $450 million in additional expenditures due to the elimination of the assumption that punitive damages award revenues would be available for deposit into the General Fund; (iii) $150 million in additional expenditures due to the elimination of certain reorganization savings; (iv) $352 million in additional expenditures due to pending pension obligation bonds litigation (this expenditure is now shifted to Fiscal Year 2005-06, assuming the issuance of pension obligation bonds); (v) $157 million in additional expenditures due to enrollment and population growth; (vi) $101 million in additional expenditures for nursing facilities, and (vii) $88 million in additional expenditures for increased trial court costs.

     As of the 2006-07 Proposed Budget, Fiscal Year 2004-05 ended with a budgetary reserve of approximately $9.12 million, an increase of $2.3 billion from the 2005 Budget Act estimates. Most of this increase is attributed to stronger receipts in personal income tax ($706 million), corporation tax ($996 million), and sales and use tax ($526 million), which were attributed to Fiscal Year 2004-05.

     For budgetary purposes, revenues from the tax amnesty program resulted in a carry-over adjustment increasing the beginning General Fund balance for Fiscal Year 2004-05 by $3.8 billion. This carry over adjustment will be reduced by $1.5 billion in Fiscal Year 2004-05, $1.1 billion in Fiscal Year 2005-06 and $0.9 billion in Fiscal Year 2006-07, to account for refunds and the recognition of income. The estimated net multi-year General Fund revenue gain from the amnesty program of $380 million constitutes one-time revenue to the State.

     State Budget — Fiscal Year 2005-06. The 2005 Budget Act was adopted by the Legislature on July 7, 2005, and signed by the Governor on July 11, 2005. Under the 2005 Budget Act, General Fund revenues and transfers were projected to increase 5.7%, from $79.9 billion in Fiscal Year 2004-05 to $84.5 billion in Fiscal Year 2005-06. The revenue projections assumed continued but moderating growth in California's economy. The 2005 Budget Act contained General Fund appropriations of $90 billion, compared to $81.7 billion in Fiscal Year 2004-05. The difference between revenues and expenditures in Fiscal Year 2005-06 was funded by using a part of the $7.5 billion fund balance at June 30, 2005. The June 30, 2006 reserve was projected to be $1.302 billion, compared to an estimated June 30, 2005 reserve of $6.857 billion. About $900 million of this reserve was to be set aside for payment in Fiscal Year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005. The 2005 Budget Act also included special fund expenditures of $23.3 billion and bond fund expenditures of $4 billion.

The 2005 Budget Act contained the following major components:

Proposition 98—General Fund expenditures were proposed to increase by $2.582 billion (7.6%), to $36.6 billion, due to increases in the Proposition 98 guaranteed funding level resulting from increases in General Fund revenues in Fiscal Year 2005-06, adjusted for changes in local revenues. The 2005 Budget Act also reflected savings of $3.8 billion in Fiscal Year 2004-05, which would be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

Higher Education—The 2005 Budget Act marked the first year of funding for the Higher Education Compact, which was signed in 2004 to provide funding stability and preserve educational quality at the State's colleges and universities over the next six fiscal years in exchange for improved accountability in a variety of key student performance measures. The 2005 Budget Act provided for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion from the General Fund.

Health and Human Services—Expenditures for these programs increased by $2.1 billion (8.5%), to $27.1 billion. This increase included higher Medi-Cal expenditures of $1.3 billion, Department of Developmental Services expenditures of $152 million, Department of Mental Health expenditures of $306 million and Department of Social Services expenditures of $55 million. The 2005 Budget Act reflected the suspension of the July 2005 and 2006 CalWORKs grant cost-of-living-adjustments, yielding General Fund savings of $136 million and $139 million in Fiscal Years 2005-06 and 2006-07, respectively. The 2005 Budget Act further assumed that certain cost-of-living adjustments for recipients would be suspended for estimated General Fund savings of $132 million, $407.5 million and $281 million in Fiscal Years 2005-06, 2006-07 and 2007-08, respectively.

Retirement and Employee Compensation—The 2005 Budget Act provided fully funded the State's statutory obligations to STRP, and also reflected an augmentation of $355 million for salary increases and dental and vision premium increases.

VLF Gap Loan Repayment—The 2005 Budget Act fully repaid the $1.2 billion that local governments lost between July and October of 2003, when the VLF offset program was temporarily suspended.

Transportation Funding—The Proposition 42 transfer was fully funded at an estimated $1.3 billion. The 2005 Budget Act included a proposal to provide about $1 billion for transportation programs from the sale of future receipts of gaming revenues from new compacts with several Indian tribes. The sale, and a related bond issue, are waiting for resolution of litigation concerning these compacts. In total, these two funding sources would provide additional funding of approximately $1.5 billion for certain transportation programs.

Financial Instruments—The 2005 Budget Act reflected the State's issuance of pension obligation bonds to fund approximately $525 million of the State's Fiscal Year 2005-06 retirement obligation to CalPERS. The State will make interest-only payments of approximately $33.6 million from Fiscal Year 2006-07 through Fiscal Year 2010-11 and $56.5 million in each fiscal year from 2011-12 through 2026-27. An adverse court ruling and the time required for an appeal makes it unlikely these bonds can be issued as planned.

     Fiscal Year 2005-06 Revised Estimates. The 2006-07 Proposed Budget revised various revenue and expenditure estimates for Fiscal Year 2005-06. The 2006-07 Proposed Budget projects that the State will end Fiscal Year 2005-06 with a budgetary reserve of $6.5 billion, up $5.2 billion from prior estimates as a result of $2.3 billion higher revenues in Fiscal Year 2004-05. Under the 2006-07 Proposed Budget, General Fund revenues and transfers for Fiscal Year 2005-06 are projected at $87.7 billion, an increase of $3.2 billion compared with previous estimates. This includes the following significant adjustments since the 2005 Budget Act: (i) $3.242 billion increase in major tax revenues due to the improved economic forecast, (ii) $198 million increase due to higher property-related revenues, and (iii) $252 million loss in revenues due to not issuing pension obligation bonds as a result of the pending litigation.

     Under the 2006-07 Proposed Budget, General Fund expenditures for Fiscal Year 2005-06 are projected at $90.3 billion, an increase of $300 million compared with prior estimates. This includes the following significant changes since the 2005 Budget Act: (i) $273 million loss of expenditure savings due to not issuing pension obligation bonds as a result of the pending, (ii) $126 million in additional expenditures for employee compensation, (iii) $117 million in additional expenditures due to caseload growth in the Medi-Cal program, (iv) $280 million decrease in Proposition 98 expenditures, and (v) $174 million decrease in non-Proposition 98 K-

12 expenditures.

     State Budget — Fiscal Year 2006-07. The 2006-07 Proposed Budget, released on January 10, 2006, estimates that the operating deficit for Fiscal Year 2006-07 will be $6.3 billion. However, the 2006-07 Proposed Budget is balanced by using a large part of the Fiscal Year 2005-06 ending fund balance. After taking into consideration the adjustments of $1.6 billion for the repayment or prepayment of prior obligations, including $460 million to prepay the ERBs, the effective operating deficit for Fiscal Year 2006-07 is $4.7 billion.

     The 2006-07 Proposed Budget projects to end Fiscal Year 2006-07 with a $613 million total reserve, including $460 million in the BSA pursuant to Proposition 58. General Fund revenues and transfers for Fiscal Year 2006-07 are projected at $91.5 billion, an increase of $3.9 billion compared with revised estimates for Fiscal Year 2005-06. The 2006-07 Proposed Budget, among other assumptions, reflects an increase in Fiscal Year 2006-07 major revenues of $4.8 billion (5.7%) due to continued economic growth and, to a lesser extent, the following revenue proposals: (i) conformity with Federal treatment of certain medical accounts, resulting in revenue losses of $3 million, $8 million and $15 million in Fiscal Years 2005-06, 2006-07 and 2007-08, respectively; (ii) suspension of the tax credit for teachers for the 2006 tax year, resulting in a revenue gain of $210 million in Fiscal Year 2006-07; and (iii) extension of the enhanced collection of use tax on vehicles, vessels, and aircraft through June 30, 2007, resulting in a revenue gain of $35 million in Fiscal Year 2006-07.

     General Fund expenditures for Fiscal Year 2006-07 are projected at $97.9 billion, an increase of $7.6 billion, or 8.4%, compared with revised estimates for Fiscal Year 2005-06. The increase is due to: (i) $5.3 billion in additional mandated program cost; (ii) $1.7 billion to prepay Proposition 98 maintenance factor; (iii) $300 million in additional amount to prepay or repay prior obligations; and (iv) $300 million in policy choices.

     The 2006-07 Proposed Budget contains the following major components, in addition to the efforts to reduce the operating deficit described above:

     1. Repayments or Prepayments of Prior Obligations – $1.627 billion of repayments or prepayments of prior obligations is proposed as follows: (1) $920 million for advance payment of a portion of the Proposition 42 loan due in Fiscal Year 2007-08; (2) $460 million for early retirement of the ERBs; (3) $98 million to repay non-Proposition 98 mandates; and (4) $149 million to repay loans from special funds.

     2. Proposition 98 – Proposition 98 General Fund expenditures are proposed at $40.5 billion, which is an increase of $4.1 billion (11.4%) compared to the revised Fiscal Year 2005-06 estimate. This level of funding a total Proposition 98 over-appropriation of $2.1 billion for Fiscal Year 2006-07.

     4. K-12 Education – The 2006-07 Proposed Budget proposes $66.2 billion in spending on K-12 education, an increase of $4.1 billion from the revised Fiscal Year 2005-06 estimate. General Fund expenditures are proposed at $40 billion (includes funds provided for prior year settle-up obligations), an increase of $3.9 billion (10.9%).

     5. Higher Education – The 2006-07 Proposed Budget proposes General Fund expenditures of $11.2 billion, an increase of $1.1 billion (10.5%) over Fiscal Year 2005-06. The 2006-07 Proposed Budget marks the second year of funding for the Higher Education Compact, which provide funding stability and preserve educational quality in exchange for improved accountability in a variety of key student performance measures. The 2006-07 Proposed Budget proposes additional aggregate funding of approximately $130 million for State universities so that student fees will remain at current levels.

     6. Health and Human Services – The 2006-07 Proposed Budget proposes $28.4 billion General Fund to be spent on Health and Human Services programs, which is an increase of $1.2 billion (4.4%) from revised Fiscal Year 2005-06 estimates. This increase includes the following major adjustments: (i) an increase of $47.3 million to bolster State and local capacity to prevent and respond to disease outbreaks and natural or intentional disasters; (ii) an increase of $34.2 million to promote and maximize enrollment in Medi-Cal and the Healthy Families Program; (iii) caseload and other workload increases totaling $1.3 billion; (iv) CalWORKs reductions of $198.9 million to maintain expenditures at Federally required levels; (v) savings of $48.1 million in Fiscal Year 2006-07 and over $185 million in Fiscal Year 2007-08 by continuing to suspend the pass-through of certain cost of living adjustments.

     7. Transportation Funding – The 2006-07 Proposed Budget includes $1.4 billion to fully fund Proposition 42 in Fiscal Year 2006-07 and $920 million for advance payment of a portion of the Proposition 42 loan due in Fiscal Year 2007-08. Approximately $430 million remains to be paid in Fiscal Year 2007-08. The 2005 Budget Act assumed repayment of a portion of outstanding transportation loans with $1 billion in bond proceeds derived from certain Indian gaming revenues to specified transportation programs. There have been several lawsuits that prevented the bonds from being sold in Fiscal Year 2004-05. The 2006-07 Proposed Budget assumes the bond sale will occur in the spring of 2006, but this date will continue to be adjusted as the legal issues are evaluated.

     8. Budget Stabilization Account – The 2006-07 Proposed Budget fully funds the transfer of $920 million to the BSA, pursuant to Proposition 58. Half of this amount, or $460 million, will remain in the BSA as a reserve. The other half will be further transferred for the purpose of early retirement of ERBs.

Litigation

      The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

      Challenge Seeking Payment to Teacher's Retirement Board. In May 2003, the Legislature statutorily reduced a continuing appropriation to CalSTRS Supplemental Benefit Maintenance Account ("SBMA") for Fiscal Year 2003-04 by $500 million, and provides that in future fiscal years, the $500 million may be returned if needed to make the SBMA actuarially sound. In October 2003, CalSTRS petitioned the California Supreme Court (Teacher's Retirement Board, as Manager of the California State Teachers, Retirement System, et al. v. Donna Arduin, Director of California Department of Finance, and Steve Westly, California State Controller) to compel the State Controller to transfer funds from the General

Fund to the SBMA in an amount equal to the continuing appropriation as it existed prior to the enactment of the legislation. Plaintiffs also sought injunctive and declaratory relief to the same effect. On May 4, 2005, the trial court granted plaintiffs' motion for summary judgment. The court declared that the statutory reduction unconstitutionally impairs CalSTRS members' vested contractual rights. The court further ordered the issuance of a peremptory writ of mandate commanding the Controller to transfer $500 million from the General Fund to SBMA. The judgment also will include an award of interest in an as yet unknown amount at the rate of 7% per annum both pre- and post-judgment. However, because the Legislature has not appropriated funds to pay such interest, the Superior Court cannot, and did not, compel the payment of any pre- or post-judgment interest. The State has appealed the decision, and the plaintiffs and an intervening party have filed cross-appeals.

      Tax Refund Cases. Five pending cases challenge the Franchise Tax Board's (the "FTB") treatment of receipts from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation. In General Motors Corp. v. Franchise Tax Board, the California Supreme Court granted General Motors' petition for review of the appellate court's ruling in favor of the FTB.

Toys "R" Us, Inc. v. Franchise Tax Board is pending in appellate court . The trial court in Toys "R" Us ruled in favor of the FTB on this issue . Montgomery Ward LLC v. Franchise Tax Board and Colgate Palmolive v. Franchise Tax Board are both pending in trial court. The Colgate matter has been stayed, pending the Supreme Court's decision in General Motors. On February 25, 2005, the appellate court issued an unpublished opinion in Microsoft Corporation v. Franchise Tax Board in which the court ruled in favor of the FTB. On June 8, 2005, the California Supreme Court granted review. Other taxpayers have raised this same issue in administrative actions. On July 28, 2005, the appellate court issued an unpublished opinion in

The Limited Stores, Inc. and Affiliates v. Franchise Tax Board in which the court ruled in favor of the FTB. On October 26, 2005, the California Supreme Court granted review but deferred any action until the resolution of the General Motors and Microsoft cases. A final decision in favor of any of these plaintiffs could result in tax refunds to similarly situated taxpayers in an amount exceeding $400 million, with a potential future annual revenue loss of $85 million. The State is vigorously litigating this issue.

     Two pending cases challenge the imposition of limited liability company fees by the FRB. In Northwest Energetic Services, LLC v. Franchise Tax Board, plaintiffs seek a refund of fees, interest and penalties from 1997-2001, and in Ventas Finance I, LLC v. Franchise Tax Board, plaintiffs seek a similar refund for 2001-2003. In both cases, the plaintiffs allege the State statute permitting the fees is unconstitutional and that the FRB's exercise of authority under the statute is an improper exercise of the State's police powers. A final decision in favor of the plaintiffs applied to all similarly situated taxpayers could result in a loss of annual revenue in excess of $250 million.

      Environmental Cleanup Matter. In the matter of Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California, the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board (the "Board"), which is the State entity potentially responsible for performing certain environmental remediation at the Leviathan Mine site. Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the Environmental Protection Agency (the "EPA") "Superfund" List, and both remediation costs and costs for natural resource damages may be imposed on the State. The Board has undertaken certain remedial action at the mine site, but the EPA's decision on the interim and final remedies are pending. ARCO has filed several state law claims against the State with the California Victim Compensation and Government Claims Board (an administrative agency with which certain claims must be filed as a prerequisite to litigation seeking damages against the State), but litigation on these claims have been tolled by agreement of the parties until October 2006. It is possible these matters could result in a potential loss to the State in excess of $400 million.

     In Carla Clark, et. Al. v. City of Santa Rosa, et. al, 32 plaintiffs who own property or live in Santa Rosa brought a toxic tort case alleging that water wells supplying water to their homes were contaminated by carcinogenic chemicals. The State is sued under a mandatory duty theory premised on an alleged violation of The Safe Drinking Water and Toxic Enforcement Act of 1986. Plaintiffs allege property damage and a variety of physical and psychological maladies including birth defects, medical monitoring costs and damages for fear of cancer. Plaintiffs allege monetary damages in excess of $400 million.

      Energy-Related Matters. In People v. ACN Energy, Inc., et al., the court is considering whether and to what extent compensation is due to market participants who have claimed compensation as a result of certain executive orders issued under the California Emergency Service Act "commandeering" power purchase arrangements held by Pacific Gas & Electric Company ("PG&E") and Southern California Edison ("SCE"), referred to as "block forward contracts." In this action, the State seeks a declaration that it is not liable for damages as a result of these orders, nor for compensation for inverse condemnation, and that any damages suffered by any of the defendants is offset by payments made by the Department of Water Resources ("DWR") for electricity received under the commandeered block forward contracts. Complaints and cross-complaints for inverse condemnation, recovery under the Emergency Services Act and other causes of action brought by various electric utilities and numerous other market participants have been joined. In an administrative proceeding before the Government Claims Board, which was dismissed on procedural grounds, the California Power Exchange stated claims for "commandeering" the "block forward contracts" in the amount of approximately $ 1 billion. The State contends it is not liable for damages as a result of these orders, nor for any compensation for inverse condemnation, and that any damages are offset by payments made by DWR for electricity received under the "commandeered" block forward contracts.

      Escheated Property Claims. In three pending cases, plaintiffs claim that the State Controller has a constitutional and statutory duty to give notice prior to the time that the Controller sells property that has escheated to the State: Lusby-Taylor v. Westly, Porcile v. Westly and Suever v. Westly. The plaintiffs seek damages, which certain plaintiffs have articulated being the amount of the difference between the amount they were paid for the stock upon its sale, and either the current value of the stock or the highest market value of the stock between the date the stock was sold and the present. The State is vigorously defending all of these action. The Porcile case has been dismissed, but prior to dismissal, it was coordinated with two other actions that raised similar issues: Meyer v. Westly and Browne v. Westly. The coordinated action is being litigated in State trial court. The State has prevailed at the trial court in Suever, which is now pending appeal. Lusby-Taylor has been stayed by the Federal trial court pending consideration by the appellate court of the plaintiffs' appeal from the trial court's denial of plaintiffs' motion for a preliminary injunction. If one or more of these cases are successful as a class action and the class ultimately prevails on the merits, damages for the class could be in excess of $500 million. All of these cases are styled as class actions, although no class has yet been certified in any of the cases. The State has ultimately prevailed in two similar cases in which plaintiffs also claimed that the Controller's unclaimed property notice practices were unconstitutional and failed to meet statutory requirements (Fong v. Westly and Harris v. Westly).

      In three pending cases, plaintiffs claim that the State Controller has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property: Morris v. Westly; Trust Realty Partners v. Westly and Coppoletta v. Westley. The Trust Realty lawsuit focuses on the State's elimination of interest payments on unclaimed property claims, and the Morris lawsuit challenges both the elimination of interest and whether the State's custodial use of escheated funds entitles the claimant to constructive interest. The Morris case seeks a class action determination, and identifies a purported class that could be interpreted to include all persons or entities whose property has been taken into custody by the State. On behalf of the articulated class, the plaintiff in Morris seeks a declaration that failure to pay interest is an unconstitutional taking and, among other things, an injunction restraining the State Controller from pursuing the practices complained of in the complaint. The Trust Realty Partners case is not styled as a class action suit, but in addition to seeking general and special damages in a sum according to proof at trial, the case seeks a common fund recovery and an injunction restraining the Controller from engaging in the acts alleged in the complaint. The Coppoletta case raises issues analogous to those in Morris and also asks that the unclaimed property law be construed as creating a trust for the benefit of the true owner. If the Morris case ultimately prevails as a class action, or the injunctions prayed for in the Trust Realty Partners cases are issued and upheld, in any case to require the State Controller to pay interest on escheated property as the plaintiffs allege is required by law, costs to the State could be in excess of $500 million.

      Action Seeking Damages for Alleged Violations of Privacy Rights. In Gail Marie Harrington-Wisely, et al. v. State of California, et al., a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering state prisons for contraband. This matter has been certified as a class action . The trial court granted summary judgment in favor of the State and dismissed all damages claims, leaving only a taxpayer claim for injunctive relief. Plaintiffs have file a motion for reconsideration, which is pending. If a court were to revive the damages claims and award damages pursuant to its statutory authority for every use of the body-imaging machine, damages could be as high as $3 billion.

     Two pending cases involve due process constitutional challenges to an individual being placed on the state's child abuse central index prior to the conclusion of a noticed hearing: Burt v. Country of Orange, et al. and Gomez v. Saenz, et al. The court in Burt stated that prior to being placed on the index, a person is entitled to a hearing. However, the court did not decide what sort of hearing would suffice. This is the subject at issue with the current trial court. Depending on the type and scope of the hearing that the trial court might order, and the number of individuals currently on the index that might be entitled to a hearing prior to remaining in the index, the costs to the State related to conducting these hearings could be in excess of $500 million.

The plaintiff in Gilbert P. Hyatt v. Franchise Tax Board was subject to an audit by the FTB involving a claimed change of residence from California to Nevada. Plaintiff filed a tort action in Nevada alleging invasion of privacy and interference with his business relationships arising from the FTB's audit. A Nevada jury trial is currently scheduled to commence in August 2006. Plaintiff is expected to seek damages exceeding $500 million. The State is vigorously contesting this action.

      Action Seeking A Cost of Living Adjustment for CalWORKs Recipients. Juana Raquel Guillen, et. al. v. Schwarzenegger, et. al., is currently pending before an appellate court. The trial court determined that the Governor's reduction of the VLF in 2003 constituted an "increase in tax relief," thus statutorily triggering an upward cost of living adjustment for CalWORKs recipients. The petitioners seek a cost of living adjustment, beginning with Fiscal Year 2003-04. The estimated cost to the State is estimated to be approximately $350 million.

      Actions Seeking Program Modification. In the following cases, plaintiffs seek court orders or judgments that would require the State to modify existing programs and, except as specified, do not seek monetary damages. Nevertheless, a judgment against the State in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the State in a future fiscal year in excess of $250 million.

Alternatively, in some circumstances, it may be possible that a judgment against the State could be addressed by legislative changes to the program that would cost less.

      In Natural Resources Defense Council et al. v. California Department of Transportation et al., plaintiffs obtained an injunction requiring the Department of Transportation (the "DOT") to comply with National Pollution Discharge Elimination System requirements under the Federal Clean Water Act in connection with storm water discharges from State highways and construction sites in the area that includes Los Angeles and Ventura Counties. There is an established dispute resolution procedure intended to resolve disputes without a return to Federal court. Subsequent modifications of the injunction have provided for, among other things, studies of pilot projects to address control of the sources of storm water pollution and the performance of studies of pilot projects to retrofit highways with storm water pollution control facilities. There has been no agreement regarding what measures arising out of these studies will be implemented. Plaintiff's position is that the DOT should be required to retrofit its facilities with devices to treat storm water regardless of whether any construction is planned in any given area. For planning purposes, the DOT is including an additional 3% in the cost of all construction and maintenance projects to pay for compliance measures. This 3% increase amounts to $500 million through Fiscal Year 2006-07. While the impact of a judgment of the scope sought by the plaintiffs is difficult to determine, it is possible that a judgment that would require the State to retrofit all its highway facilities throughout the State could cost billions of dollars.

      The matter of Conlan v. Bonta is pending in appellate court. A prior appellate court held that the State's Medi-Cal program violated Federal law due to untimely reimbursements to patients. The Department of Health Services was ordered to develop a compliance program to implement a timely reimbursement window. The trial court, on remand, rejected the proposal and ordered the Department to take additional steps to reimburse patients. The pending action is the Department's appeal of that order. The State estimates that the costs of a program and the related reimbursements could total over $250 million, which the State believes would not be eligible for Federal offsets.

      The following cases seek reforms to State programs for the treatment of institutionalized disabled persons. Some rough estimates suggest the financial impact of a judgment against the State in any of these cases could be as high as $1 billion per year in programming costs going forward.

      In Stephen Sanchez, et al. v. Grantland Johnson, et al., the plaintiffs have appealed a decision dismissing a class action seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act (the "ADA") and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act because they result in unnecessary institutionalization of developmentally disabled persons. The appellate court upheld the trial court's judgment finding that California has a comprehensive plan for deinstitutionalization of the developmentally disabled, and that plaintiffs do not have a right to sue California regarding Medi-Cal rates. Plaintiffs filed petitions for rehearing en banc, which were denied by the appellate court.

      In Capitol People First v. Department of Developmental Services, a consortium of state and national law firms and public-interest groups brought suit against the Department of Finance, California Department of Developmental Services and California Department of Health Services. The suit alleges that defendants are violating the Lanterman Act, the ADA, and the Rehabilitation Act by needlessly isolating thousands of people with developmental disabilities in large facilities. The case seeks sweeping reforms, including requiring the State to offer a full range of community-based services.

     Actions to Increase Amount of State Aid for Foster or Adopted Developmentally Disabled Dependent Children. Ten pending class action lawsuits challenge the amount of aid provided by the State for the care of dependent children (either in foster care or adopted) who have also been determined to be developmentally disabled by a regional center. These cases have been coordinated Butler v. Department of Social Services. Specifically, plaintiffs assert that they were entitled to, but did not receive, the Alternative Residential Model (ARM0 rate but have instead been receiving the standard AFDC-FC (foster care) rate and/or the AAP (adoption assistance program) rate. A final decision in favor of these plaintiffs could exceed $450 million. The State is vigorously litigating this issue.

      Local Government Mandate Claims and Actions. In a test claim filed by the County of San Bernardino, now pending before the Commission on State Mandates (the "Commission"), the Commission is being asked to determine the costs incurred by the county to provide state-mandated care of medically indigent adults ("MIAs"). The amount demanded in the claim for unreimbursed costs for Fiscal Year 2000-2001 is just over $9.2 million. The test claim poses a potential for a negative impact on the General Fund in the amount of the unreimbursed costs for all similarly situated county claimants for a period of years, as determined by the Commission. Certain estimates of the annual cost of the services rendered by all counties to MIAs exceed $4 billion. How much of that will be determined to be

"unreimbursed" to the counties by the State is unknown.

      In recent years, the counties have received approximately $1 billion annually in VLF revenue and $410 million annually in sales tax revenue to fund various public health programs, which include the programs that provide services to MIAs. The State law that authorized the transfer of the portion of this revenue to the counties and the authority to transfer the revenue to the counties were automatically repealed as a result of a provision of State law, which was triggered as a result of a separate final appellate court decision that awarded the County of San Diego unreimbursed costs for medical services rendered to MIAs. Various regulatory and statutory steps have been and are being taken to address this reduction in revenues.

      Two lawsuits are pending that challenge the State's practice in recent years of deferring payments to local governments for certain state-mandated services and programs by making a budgetary appropriation of $1,000 for each program, to be divided among all 58 counties. These lawsuits were consolidated in San Diego Superior Court

(County of San Diego v. State of California, et al; and County of Orange v. State of California, et al). These plaintiff counties are seeking full payment for the un-reimbursed costs of implementing a variety of programs over the last few years. The County of San Diego has alleged un-reimbursed costs in excess of $40 million through Fiscal Year 2003-04 for a variety of programs. The County of Orange has alleged in excess of $116 million for un-reimbursed state-mandated costs. The effects of a final determination by an appellate court that the contested appropriation practices are unconstitutional or that the State is required to appropriate an amount equal to the amount of the mandated costs, if applied to each of California's 58 counties, could result in costs in excess of $1.5 billion for existing un-reimbursed mandates.

     Following a trial, the court's tentative decision is to find the State liable for all costs claimed by the counties, and to require the State to make equal annual payments to the counties for the statutorily-prescribed 15-year term. An appeal will likely follow.

      Actions Seeking to Enjoin Implementation of Certain Tribal Gaming Compacts. In June 2004, the State entered into amendments to tribal gaming compacts between the State and five Indian Tribes (the "Amended Compacts"). Those Amended Compacts are being challenged in two pending cases. A decision in either of these cases that is unfavorable to the State could eliminate $35 million in additional revenues in Fiscal Year 2005-06 anticipated to result from the Amended Compacts, and could delay or impair the State's ability to sell a portion of the revenue stream anticipated to be generated by these Amended Compacts. The State anticipates using the proceeds of that sale to repay existing internal borrowings of transportation funds.

      In Rincon Band of Luiseno Mission Indians of the Rincon Reservation v. Schwarzenegger, et al. the plaintiff (the "Rincon Band"), a federally recognized Indian Tribe, alleges primarily, in part, that a compact entered into between the Rincon Band and the State in 1999 is part of a statewide regulatory framework that limits gaming devices and licenses on non-Indian lands for the stated goal of promoting tribal economic development. The plaintiff further alleges that the Amended Compacts would materially alter these protections, and as such, would constitute an unconstitutional impairment of the Rincon Band's 1999 compact. The complaint filed by the Rincon Band seeks, among other things, an injunction against the implementation of the Amended Compacts. The District Court denied plaintiff's motion for injunctive relief and dismissed the complaint on procedural grounds. The District Court granted plaintiff's request for re-consideration in part, but dismissed all but four claims that the state failed to negotiate a compact amendment with the Rincon Band in good faith. The injunctive relief denied by the court remains subject to appeal. The State filed a motion for certification and entry of a separate judgment with respect to the four claims that the Court ordered dismissed including the impairment of compact claim. The District Court granted the State's motion on January 20, 2006 and a final judgment with respect to those claims was entered on that date.

     California Commerce Casino , Inc., et al. v. Schwarzenegger et al. is an action brought by the owner of a card room and an individual plaintiff and petitioner, challenging the Legislature's recent ratification of the Amended Compacts which was done through urgency legislation ("Chapter 91"). Plaintiffs and petitioner allege that Chapter 91 violates a provision of the Constitution, which bars the grant of vested rights or franchises in an urgency measure, and allege a variety of special privileges and vested rights and interests purportedly created by Chapter 91. As amended, the plaintiffs' and petitioners' complaint also alleges that Chapter 91 violates Proposition 58 and constitutes an unconstitutional attempt to contract away the State's police power. Plaintiffs and petitioners seek an injunction restraining the implementation of Chapter 91, a decision prohibiting the implementation of Chapter 91 and a declaration that Chapter 91 is unconstitutional. Defendant's filed a demurrer to the complaint, which was granted, without leave to amend, on October 25, 2005. In granting the demurrer, the court found that: (1) all nine claims were barred by the 60 day statute of limitations and (2) the plaintiffs failed and, because of sovereign immunity, were not able to name the five affected tribes as necessary and indispensable parties. The court dismissed the case with prejudice. Plaintiffs have appealed this decision.

     Hollywood Park Land Co., et al. v. Golden State Transportation, et. al. is a reverse validation action brought by various horse racetrack interests, challenging validity of the proposed issuance of tribal gaming bonds. The substance of the case is identical to California Commerce Casino. Plaintiffs allege that the tribal gaming bonds would be invalid because they allege the Legislature improperly ratified the tribal compact amendments. They also allege the compacts unconstitutionally contract away the State's police power and that the bonds would violate Proposition 58. Plaintiffs have also sought injunctive and declaratory relief. The court is expected to have jurisdiction on or around March 24, 2006.

     Prison Healthcare Reform. Plata v. Schwarzenegger is a class action regarding all prison medical care in the State. Plaintiffs alleged that the State was not providing constitutionally adequate medical care as required by the Eighth Amendment to the U.S. Constitution. The case was settled three years ago, but the Federal court retained jurisdiction to enforce the terms of the stipulated judgment. On June 30, 2005, the district court ruled to appoint a receiver to run and operate the approximately 32 prisons throughout the State (excluding Pelican Bay State Prison). No written order has yet been issued, but one is expected shortly. The court is currently interviewing receiver candidates. At this time, it is unknown what financial impact such an unprecedented decision would have on the General Fund.

     Actions Seeking Medi-Cal Reimbursements. Two cases, each entitled California Association of Health Facilities ("CAHF") v. Department of Health Services ("DHS"), have been consolidated at the appellate level. CAHF, which represents various nursing and care facilities, filed the two separate cases alleging that Medi-Cal reimbursement rates paid by DHS to providers in Fiscal Years 2001-02 and 2002-03 were too low. The trial court sustained DHS' demurrers in both cases. CAHF appealed and briefing is underway. A final decision adverse to DHS in the consolidated case could result in reimbursement costs exceeding $250 million.

Based upon its ruling in Sanchez v. Johnson, the court ruled in the consolidated actions of

California Medical Association v. Bonta, and Clayworth v. Bonta that neither Medi-Cal recipients nor providers had a private right to challenge California's compliance with the Medicaid Act. Plaintiffs are Medi-Cal providers, provider associations, and beneficiaries who challenge the legality of a 5% reduction in Medi-Cal reimbursement rates that became effective January 1, 2004. The statutory reduction applies both to Medi-Cal fee-for-service providers including physicians, dentists, and pharmacists, and to managed care health plans. At the trial court level, plaintiffs obtained a preliminary injunction enjoining DHS from implementing the reduction to the fee-for-service system but failed to have the injunction extended to the managed care setting. The trial court concluded that Medi-Cal beneficiaries have a private right of action under the Medicaid Act, and DHS failed to conduct a principled analysis to ensure that the payment reductions would not adversely affect "quality of care" and "equal access" to health care in violation of the Medicaid Act. As a result of this decision, the plaintiffs petitioned for rehearing en banc, which was denied. A final decision in favor of the plaintiffs could result in increased reimbursement costs exceeding $400 million per year.

APPENDIX D

RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic and Demographic Trends

     U.S. Economy. Consistent with the 2005-06 Budget forecast, the national economy continued to grow at a pace well above its long-term trend growth rate at the beginning of 2005, following a very strong performance in 2004. The U.S. economy is expected to continue to exhibit solid growth of just above 3% for the remainder of this year. Meanwhile, rising oil prices appear to be slowly filtering through the economy as businesses successfully pass their energy related cost increases onto consumers, increasing overall inflation. Consequently, the Department of the Budget ("DOB") forecast for consumer inflation has been revised up to 3.1% for 2005, compared with the 2005-06 Budget forecast of 2.8%. However, no evidence of a long-term increase in inflationary expectations has emerged to date.

     The combination of above potential output growth and a generally stable outlook for inflation has permitted the Federal Reserve Board (the "FRB") to continue on its "measured" course of monetary tightening. Since June 2004, the FRB has raised its Federal Funds target rate by .25% nine separate times, bringing the rate up to 3.25% by mid July 2005. Nevertheless, long-term interest rates remain low, and are projected to rise only gradually through the end of 2007. Low interest rates and a growing world economy are expected to maintain a favorable environment for both business investment and international trade. DOB's forecast for real U.S. Gross Domestic Product is virtually unchanged from that presented with the 2005-06 Budget, with growth of 3.6% currently projected for 2005, followed by growth of 3% for 2006.

     Corporate profits from current production grew 15.7% in 2004, followed by additional growth of 15.4% in the first quarter of 2004. Although strong profit growth has enabled firms to accelerate hiring, the recent pace of employment growth is moderate. DOB expects employment growth of 1.7% for 2005, following growth of 1.1% for 2004. The unemployment rate is projected to decline to 5.1% in 2005 from 5.5% in 2004. Consistent with a growing labor market and moderate inflationary pressure, wages and salaries are expected to grow 7% for 2005, following growth of 5.3% in 2004. Total personal income is expected to grow 6.6% for this year, following growth of 5.8% for 2004.

     In light of recent events, terrorism remains an ongoing threat to the U.S. economy and related forecasts. A benchmark oil price rose to a record $61 per barrel at the end of June 2005. Since June 2003, oil prices have increased over 80%. Although the long-term outlook for inflation remains benign, high energy prices present a risk to domestic and global demand for goods and services and, therefore, economic growth. Lower global growth could result in lower than anticipated U.S. exports. In addition, the housing market is expected to gradually cool as long-term interest rates rise, with prices possibly falling in some areas. However, because of the importance of real estate wealth as a buttress for domestic consumption, a more sudden collapse of housing prices than anticipated could result in lower economic growth than expected. In contrast, better than expected economic conditions may encourage firms to invest more and hire more workers than expected, resulting in higher wages and higher consumption spending as well.

     State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

     The State economy continues to expand at a pace consistent with the 2005-06 Budget forecast. Recent above-trend national growth rates have helped to buttress the State economy , putting the State well on its way to a full recovery from the impact of the September 11th attacks, and reversing several years where the job base was in decline. Since the State's 2001-2003 recession, the State labor market has added 130,000 private sector jobs. With the pickup in equity market activity in 2004, the securities industry saw solid profit levels, though below those in 2003. Consequently, bonus growth will fall short of the extraordinary growth in 2004. New York personal income is projected to rise 5.1% for 2005, while wage and salary growth is projected at 4.9%. Both are virtually unchanged from the 2005-06 Budget forecast.

     In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Higher energy prices and global instability also create a risk to the equity markets ' performance. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2006. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.

     The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

     Metropolitan Transportation Authority (the "MTA"). The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA depends on operating support from the State, local governments and the TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2005-06 or thereafter.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Special Considerations

     Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's financial plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

     The State is involved in litigation challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield to a for-profit corporation. The State has been relying on $2.2 billion in such proceeds to finance certain health care expenditures for Fiscal Year 2005-06, and in order to ensure the General Fund balance, the State has provided that no spending for those programs may occur after June 30, 2005 unless those proceeds are available. A detailed discussion of this litigation is discussed below under "Litigation."

     DOB currently projects balances in its general reserves to guard against unbudgeted risks will increase slightly to $1.57 billion. The reserves include $872 million in the rainy day reserve, $680 million designated as a fiscal stability reserve and planned for use in Fiscal Years 2006-07 and 2007-08, and $21 million in the Contingency Reserve Fund for litigation. In addition, restricted fund balances, which are set aside to finance known liabilities including the payment of tax refunds, are projected to total $868 million at the end of Fiscal Year 2005-06.

State Finances

     The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

2003-04 Enacted Budget Financial Plan

     On March 31, 2003 the Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for Fiscal Year 2003-04. On May 2, 2003, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for Fiscal Year 2003-04. The Governor vetoed substantial portions of the budget revisions enacted by the Legislature, but the Legislature overrode the vetoes on May 15, 2003. Accordingly, DOB issued the Enacted Budget Financial Plan on May 28, 2003 that reflected final action on the 2003-04 State Budget by the Legislature (the "2003-04 Budget").

     Subsequent 2003-04 Budget Revisions. In the 2003-04 Budget, DOB projected a potential imbalance in the General Fund of approximately $912 million prior to the anticipated receipt of certain Federal Funds, which provided $1.07 billion of fiscal relief to the State and included $645 million in one-time revenue sharing payments and $422 million from a 15-month increase in Federal matching payments for Medicaid costs. An additional $170 million in savings occurred from a delay in payments to the City associated with the Local Government Assistance Corporation ("LGAC"), for a total benefit of $1.24 billion. All other revisions since the enactment of the 2003-04 Budget resulted in no significant change to the budget balance. DOB revised its mid-year financial plan based on a review of actual operating results and updated economic analysis through mid-January 2004. DOB projected the State would end Fiscal Year 2003-04 with General Fund cash resources of $345 million above previously projected levels. The projected General Fund closing balance of $1.01 billion consisted of $794 in the rainy day fund, $200 million in the community projects fund and $20 million in contingencies for litigation. The projected increase of $284 million reflected the addition of $200 million from spending delays and the $84 million in the rainy day fund. An additional deposit of $661 million was to be made to the tax refund reserve account to reflect tobacco securitization proceeds planned for use in Fiscal Year 2004-05.

     General Fund. In Fiscal Year 2003-04, the General Fund accounted for 43.22% of All Governmental Funds disbursements. Legislative changes were projected to increase revenues by $1.9 billion in Fiscal Year 2003-04, $1.4 billion in Fiscal Year 2004-05, and $605 million in Fiscal Year 2005-06. The outyear values of the revenue proposals decrease primarily because of "sunset" provisions enacted for the tax increases. In addition to these changes, revenues were projected to decrease from the 2003-04 Executive Budget forecast by $462 million in Fiscal Year 2003-04, primarily due to the impact of 2002-03 actuals on the past fiscal year, and the April 2003 income tax settlement. The net revenue change since the 2003-04 Executive Budget was therefore approximately $1.4 billion. Not counted within these revenue totals were certain other revenue measures adopted by the Legislature that DOB considered to be speculative. Examples include receipts from video lottery terminals ("VLTs") at racetracks, collection of cigarette and motor fuel taxes on Indian reservations, and use tax collections.

     General Fund spending was projected to increase by a net $2.3 billion in Fiscal Year 2003-04, $4.5 billion in Fiscal Year 2004-05 and $4.2 billion in Fiscal Year 2005-06. This spending increase reflected net Legislative restorations and additions in the 2003-04 Budget, including the denial of the Governor's pension reform proposals ($434 million in Fiscal Year 2004-05 and $197 million in Fiscal Year 2005-06, after deferring required Fiscal Year 2003-04 payments with interest to Fiscal Year 2005-06). It also reflected increased outyear costs resulting from the school aid database update ($184 million in Fiscal Year 2004-05 and $60 million in Fiscal Year 2005-06). In addition, the net spending changes included costs DOB projects but which the Legislature believed may not occur. Examples include a $200 million lump sum appropriation for member items which DOB valued at $200 million in costs and which the Legislature valued at $100 million; various Medicaid savings DOB believes were not fully attainable; and higher costs associated with shelter allowances for welfare recipients.

     General Fund Revenue Actions. Revenue actions included with the 2003-04 Budget included: a personal income tax increase ($1.4 billion); a limited liability company filing fee increase ($26 million); income tax withholding for certain partnerships ($15 million); reduced interest for late refunds ($5 million); increasing the State sales tax rate from 4% to 4.25% ($450 million); temporarily replacing the permanent sales tax exemption on items of clothing and shoes priced under $110 with a sales tax free week in August 2003 and another in January 2004 for the same items and thresholds ($449 million); including the New York City cigarette excise tax in the sales tax base ($7 million); changing the tax structure for insurance companies ($158 million); decoupling from the Federal bonus depreciation provisions ($58 million); decoupling from Federal expensing provisions for sports utility vehicles; and reducing the time period for collecting abandoned property related to the demutualization of insurance companies ($75 million). In total, the 2003-04 Budget included over $2.4 billion in revenue actions .

     As part of the 2003-04 Budget, the Legislature also enacted tobacco securitization legislation that creates a bankruptcy-remote corporation to securitize all or a portion of the State's future share of tobacco settlement payments. The corporation will issue debt backed by payments from the tobacco industry under the 1998 Tobacco Master Settlement Agreement (the "MSA") and a contingent contractual obligation on behalf of the State to pay debt service if MSA payments prove insufficient. The structure is designed to reduce overall borrowing costs to a level comparable to a typical State bond sale. The 2003-04 Budget assumed net proceeds of $3.8 billion ($1.9 billion on an adjusted basis) from this transaction in the past fiscal year and $400 million in Fiscal Year 2004-05.

     Fiscal 2003-04 Year-End Results. DOB estimated that the State ended Fiscal Year 2003-04, on March 31, 2004, with a General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the fiscal year with a balance of $1.1 billion, which included $794 million in the Tax Stabilization Reserve Fund (after an $84 million deposit at the close of Fiscal Year 2003-04), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). On an All Governmental Funds basis, receipts totaled $99.0 billion in Fiscal Year 2003-04, including $37.3 billion in Federal grants. Spending from All Governmental Funds totaled $97.3 billion. Total year-end balances were $2.9 billion, and were held principally in the General Fund and in other State funds.

     General Fund results in Fiscal Year 2003-04 were $69 million better than the initial DOB estimates, after excluding the impact of Federal aid. The temporary Federal aid produced $1.2 billion in General Fund relief during Fiscal Year 2003-04, which eliminated the initial projected $912 million imbalance. Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in Fiscal Year 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State's social services programs to a greater extent than anticipated in the 2003-04 Budget. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

     The State ended Fiscal Year 2003-04 with a State Funds cash balance of $2.6 billion. In addition to the $1.1 billion General Fund balance, the special revenue funds had a closing balance of $1.7 billion and the debt service funds had a closing balance of $175 million, partially offset by a negative balance in the capital projects funds of $336 million. State Funds receipts totaled $62.2 billion in Fiscal Year 2003-04, a decrease of $235 million from the prior estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes. Actual State Funds disbursements totaled $61.3 billion in Fiscal Year 2003-04, a decrease of $791 million from prior estimates. The variance was largely related to lower capital spending when projects were impacted by inclement weather and a delay in the start of the 2003 construction season.

     The State ended Fiscal Year 2003-04 with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance, the Federal Funds had a closing balance of $321 million, which partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). All Funds receipts for Fiscal Year 2003-04 totaled $99 billion, a decrease of $75 million from previous estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for Fiscal Year 2003-04 totaled $97.3 billion, a decrease of $977 million from previous estimates. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance.

2004-05 Enacted Budget Financial Plan

     Summary of Executive Budget. The 2004-05 Executive Budget proposed by the Governor (the "2004-05 Executive Budget") projected that a strengthening economic recovery would produce a return to above-average rates of growth in tax revenues, reflecting overall tax receipt growth of 7.8% . Reforms were proposed to hold spending in line with available resources, particularly in Medicaid and pensions. State agency operations were planned to be made more efficient, in part through the expansion of operational "hosting" by one agency of administrative functions for multiple agencies. The State workforce was expected to remain level at roughly 187,900. Revenue proposals focused on maximization of Federal resources, closing tax loopholes and ensuring that fees adequately fund the activities they support. Rainy day reserves were increased, and modest but important targeted investments were recommended in economic development, including tax cuts.

     The 2004-05 Executive Budget also included funding in response to the Court of Appeals ruling requiring the State to implement reforms to ensure all children have the opportunity for a sound basic education ("SBE"). The 2004-05 Executive Budget included efforts to fund SBE costs by reserving all proceeds from VLTs and providing additional General Fund support of $100 million to New York City for this purpose. VLT proceeds from facilities now being proposed and developed were projected at $325 million in the 2004-05 school year, and growing to $2 billion annually over the next five years. The 2004-05 Executive Budget was projected to have a positive $1.4 billion impact on local governments, and lower the local property tax burden over a multi-year period.

The 2004-05 Executive Budget also contained a maximum $84 million deposit to the rainy day fund, the eighth such deposit made in the last nine years .

     Sources of the 2004-05 Budget Gap. Prior to the announcement of the 2004-05 Executive Budget, the State faced potential General Fund budget gaps of $5.1 billion in Fiscal Year 2004-05, $6.7 billion in Fiscal Year 2005-06, and $7.8 billion in Fiscal Year 2006-07. At the time the Executive Budget was released, underlying receipts growth in Fiscal Year 2004-05, adjusted to exclude the impact of tax law changes, was projected to increase by roughly $2.8 billion (7%) over Fiscal Year 2003-04. The underlying receipts growth projections were also offset by the loss of tobacco securitization proceeds which were used, as planned, to provide $3.8 billion of resources in Fiscal Year 2003-04 and $400 million in Fiscal Year 2004-05, resulting in a net decrease of $3.4 billion. In addition, increasing debt service costs reduced the amount of available General Fund taxes, including costs for the State Personal Income Tax Revenue Bond Program and the LGAC. Annual spending was projected to grow by $3.1 billion, driven mainly by higher costs for employee pensions (up 137%) and Medicaid.

     2004-05 Gap-Closing Plan. The 2004-05 Executive Budget projected closing the $5.1 billion General Fund budget gap with a mix of spending restraint, revenue actions and transitional financing. Actions of nearly $3.9 billion and $3.5 billion in Fiscal Years 2005-06 and 2006-07, respectively, were intended to reduce the outyear gaps to more manageable levels of $2.9 billion and $4.3 billion in Fiscal Years 2005-06 and 2006-07, respectively.

Recommendations to restrain spending in the General Fund totaled $2.59 billion and included a combination of program restructuring and the use of alternate funding sources, resulting in estimated savings of approximately $1.7 billion. All other spending actions totaled $595 million Revenue proposals were expected to raise $972 million in Fiscal Year 2004-05 and included the provision of four sales tax free weeks instead of a permanent exemption on clothing and footwear ($400 million) and reimposition of an assessment on hospital and home care revenues and an increase to the existing reimbursable nursing home revenue assessment to support health care programs ($323 million). The 2004-05 Executive Budget included a total of $1.51 billion in nonrecurring actions.

     Adoption of Fiscal Year 2004-05 Budget. As of the start of Fiscal Year 2004-05, the State had not adopted a final budget. On March 31, 2004, the Legislature appropriated funding for all State-supported, contingent contractual and certain other debt service obligations for the current fiscal year. On August 11, 2004, the Legislature completed action on the remaining appropriations and legislation constituting the budget for Fiscal Year 2004-05 (the "2004-05 Budget"). The Governor vetoed portions of the 2004-05 Budget, and the Legislature had until December 31, 2004 to take action in response to those vetoes. DOB estimated that the 2004-05 Budget identified $1.1 billion in new General Fund resources to fund $1.5 billion in additions and $280 million in new costs, leaving approximate gaps of $600-700 million, $6 billion and $8 billion, in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively.

     In the 2004-05 Budget, DOB projections included General Fund additions above the levels projected in the 2004-05 Executive Budget by $1.3 billion, $2.4 billion and $2.5 billion in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. The 2004-05 Budget also reflected several new costs incurred since the 2004-05 Executive Budget was proposed , which totaled $280 million, $650 million and $823 million for Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. DOB projected that All Funds spending totaled $101.2 billion in Fiscal Year 2004-05, an increase of $3.9 billion (4%) above Fiscal Year 2003-04 results. Adjustment for certain deferrals resulted in All Fund spending increases of $5.8 billion (6.1%) over Fiscal Year 2003-04 results.

     Receipts Outlook. All Governmental Funds receipts were $99 billion in Fiscal Year 2003-04, a decrease of 1.0% from budget estimates. After adjusting for the changes in the Tax Stabilization Fund reserves, receipts were $339 million, or 0.8% higher than the 2003-04 Budget. General Fund receipts were $42.33 billion in Fiscal Year 2003-04, exceeding the original 2003-04 Budget estimates by $587 million (1.4%) due to the collection of $400 million from the sale of tobacco bonds, receipt of additional Federal aid and a net increase in tax, transfer and miscellaneous other receipts.

     All Governmental Funds receipts were projected to reach $100.1 billion in Fiscal Year 2004-05, an increase of $1.1 billion (1.1%) from Fiscal Year 2003-04. The net increase is due to the one-time nature of tobacco securitization and federal revenue sharing received in Fiscal Year

2003-04 offset by expected improvements in economic conditions that will increase tax receipts significantly, and by revenue actions taken with the 2003-04 budget. General Fund receipts were projected to reach $42.7 billion in Fiscal Year 2004-05, an increase of $328 million (0.8%) from Fiscal Year 2003-04. The major source of the annual change in the General Fund is the impact of the $4.2 billion in tobacco securitization proceeds and $645 million from Federal revenue sharing grants, which were received in Fiscal Year 2003-04, but did not recur in Fiscal Year 2004-05.

Personal Income Tax. Net receipts for Fiscal Year 2004-05 were projected in the 2004-

05 Executive Budget to reach $27.46 billion, an increase of $3.38 billion (14.0%) from 2003-04 due largely to three factors: an increase in underlying liability growth associated with improved economic conditions; the temporary three-year tax increase enacted in 2003; and a $1.27 billion higher contribution from the Refund Reserve account. Personal income tax General Fund receipts under the 2004-05 Budget (net of the Refund Reserve transaction) were projected to increase by $2.7 billion (17.2%) from Fiscal Year 2003-04 General Fund receipts .

     User Taxes and Fees. All Funds user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $12.5 billion, an increase of $667 million (5.7%) from Fiscal Year 2003-04. The sales and use tax was projected to increase $662 million (6.8%) due largely to increases in employment, income and overall consumption, which expanded the estimated taxable base. The other user taxes and fees were projected to increase $5 million (0.2%) . General Fund user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $8.7 billion, an increase of $700 million from Fiscal Year 2003-04. The sales and use tax was projected to increase $488 million (6.8%) from Fiscal Year 2003-04. The other user taxes and fees were projected to decrease $44 million (6.2%) from Fiscal Year 2003-04, due mainly to the increased dedication of motor vehicle fee receipts to transportation funds.

     Business Taxes. All Governmental Funds business tax receipts in Fiscal Year 2004-05 were expected to be $5.39 billion, or $411 million (8.3%) above Fiscal Year 2003-04. This was primarily because of the anticipated increase in insurance tax receipts associated with continued premium growth and the expectation of strengthening corporate and bank profitability. General Fund business tax receipts in Fiscal Year 2004-05 were projected to be $3.7 billion, or $301 million (8.8%) over Fiscal Year 2003-04. This was due primarily to tax law changes enacted in Fiscal Year 2003-04 relating to intangible income and the de-coupling from certain Federal tax provisions, and the expectation of strengthening corporate and bank profits.

     Other Taxes. The estimate for All Funds other taxes in Fiscal Year 2004-05 was $1.22 billion, which was $11 million (0.9%) below Fiscal Year 2003-04. The decline was the result of a projected decrease in estate tax collections of $22 million partially offset by a projected increase in real estate transfer tax receipts of $11 million. The estimate for General Fund other taxes in Fiscal Year 2004-05 was $764 million, which was $4 million below Fiscal Year 2003-04.

     Miscellaneous Receipts. All Governmental Funds miscellaneous receipts for Fiscal Year 2004-05 were projected to reach $16.64 billion, a decrease of $3.10 billion (15.7%) from Fiscal Year 2003-04. Miscellaneous receipts in State Funds were projected at $16.52 billion in Fiscal Year 2004-05, a decline of $3.10 billion (15.9%) from Fiscal Year 2003-04. Growth in other State funds included higher receipts in lottery for anticipated VLT proceeds ($240 million), increased provider assessments reflecting the proposed assessments on nursing home, hospital and home care revenues ($258 million), and additional financing of health care costs ($279 million). General Fund miscellaneous receipts were projected to total $ 2.4 billion in Fiscal Year 2004-05, a decrease of $5 billion from Fiscal Year 2003- 04.

     Federal Grants. All Governmental Funds Federal grants for Fiscal Year 2004-05 were projected to reach $36.27 billion, a decrease of $922 million (2.5%) from Fiscal Year 2003-04. This decrease resulted primarily from a General Fund loss of $645 million, augmented by the decrease in World Trade Center pass-through costs ($200 million). Federal grants in State Funds were projected at $12 million, a decline of $633 million (96.3%) . There were no projected Federal grants in Fiscal Year 2004-05 in the General Fund , but the State's special reserve funds were expected to receive Federal grants of approximately $35 billion, a decrease of $149 million from Fiscal Year 2003-04 results.

     Disbursements Outlook. DOB projected General Fund disbursements totaled $43 billion in Fiscal Year 2004-05, an increase of $974 million (2.3%) over Fiscal Year 2003-04. State Funds and All Government Funds disbursements were projected to reach $64.3 billion (a 4.8% increase over the prior fiscal year) and $101.2 billion (a 4% increase over the prior fiscal year) in Fiscal Year 2004-05.

     Medicaid. Medicaid, the single most expensive program budgeted in New York State, finances health care for low-income individuals, long-term care for the elderly, and services for disabled individuals, primarily through payments to health care providers. New York's Medicaid program is financed jointly by the Federal government, the State and counties. Total Medicaid financing from all sources was projected to reach $42.7 billion in Fiscal Year 2004-05, consisting of $21.9 billion in Federal support, $13.8 billion in State funding, and $7.0 billion in local government financing. The total Medicaid caseload was projected at 3.7 million in Fiscal Year 2004-05, an increase of 5% from Fiscal Year 2003-04. Other changes included a "tobacco guarantee" payment to replace the loss of revenue from the securitization of tobacco proceeds ($118 million) and the loss of the Federal matching rate which would have result in higher General Fund costs ($390 million) and lower spending from Federal Funds ($584 million) . Total recommended actions reduced General Fund costs by $170 million and Federal Funds spending by $256 million.

     School Aid. School aid, the single largest program financed by the General Fund and State Funds, helps support elementary and secondary education provided to New York pupils enrolled in 680 school districts throughout the State. State funding is provided to districts based on aid formulas governed by statute and through reimbursement for various categorical programs. On a school year basis (July 1 through June 30), support for general school aid was recommended at $14.6 billion. In addition to $14.6 billion for general school aid, the 2004-05 Budget set aside all revenues from VLTs to support SBE requirements. Based upon VLT facilities in proposal and development stages, receipts were projected at $325 million in the 2004-05 school year, growing to $2 billion annually over the next five years. General Fund spending in Fiscal Year 2004-05 was projected at $12.53 billion on a State fiscal year basis.

     The State Lottery Fund contribution was projected at $1.95 billion, an increase of $110 million in additional lottery revenues, including $43 million associated with proposed enhancements to the Quick Draw program. In addition, $240 million is reserved from VLT revenues ($325 million on a school year basis) to support SBE reforms. In addition to the school year totals referenced above, Federal Funds also provide $2.89 billion in education funding to school districts in Fiscal Year 2004-05.

     Welfare. Welfare programs provide a wide range of benefits to poor families including cash assistance grants, child welfare services, tax credits for eligible low-income workers, and services that assist welfare recipients in securing and retaining employment. Funding is also provided for local administration of welfare programs. Total welfare spending was projected to be approximately $8.2 billion in Fiscal Year 2004-05, compared to approximately $8.1 billion in Fiscal Year 2003-04. Total welfare caseload was estimated at 653,041 in Fiscal Year 2004-05, an increase of 36,201 from Fiscal Year 2003-04. Federal assistance consists of funds provided through the Temporary Assistance for Needy Families ("TANF") block grant. Federal funding for welfare is a fixed amount provided through a TANF block grant and does not increase or decrease based on changes in caseload or State expenditures.

     2004-05 General Fund increases resulting from the loss of TANF funds in Fiscal Year 2003-04 ($322 million) included the one-time delay in the transfer of TANF funds to the Child Care Block Grant and the availability of one-time unprogrammed TANF initiative funding. A $70 million decrease in Federal Funds primarily reflected reduced Federal funding available to support TANF-funded initiatives. Additional General Fund costs reflected increased funding for welfare employment and other initiatives ($63 million) and the use of one-time administration credits in Fiscal Year 2003-04 ($56 million), which were partially offset by the annualization of the reduction in local administrative reimbursement enacted in Fiscal Year 2003-04 ($45 million).

     Office of Children and Family Services. The Office of Children and Family Services ("OCFS") provides child welfare services including foster care, adoption, child protective services and childcare. Total State spending for Fiscal Year 2004-05 was estimated to be approximately $5.7 billion with an additional $1.7 billion in Federal aid. A projected net decrease in Fiscal Year 2004-05 All Funds spending was attributable primarily to a reduction of the Federal TANF for Child Care and Title XX program support ($150 million), partially offset by growth in State child welfare costs for preventive services, child protective services, and adoption subsidies supported by the General Fund ($48 million) and other State support ($14 million). In the General Fund, the impact of the reduced TANF to Title XX transfer produces increased child welfare spending by $58 million.

     Mental Hygiene. Fiscal 2004-05 disbursements were forecasted to be approximately $10.4 billion, with an additional $2.5 billion in Federal funds. The State mental health agencies collectively provide a wide array of services to special needs populations. Services are administered to individuals with mental illnesses, developmental disabilities and/or chemical dependencies through institutional and community-based settings. Many of these services are partially financed with State and Federal Medicaid dollars. Estimated annual General Fund growth of $299 million was attributable primarily to increased State Operations costs including payment of an "extra" institutional facilities payroll ($95 million), local services and program enhancements and a reduction in available patient care revenues, primarily as a result of nonrecurring debt management actions ($69 million) and the expiration of the temporary 15- month increase in the Federal Medicaid matching rate ($40 million) used to support State Operations costs in the General Fund.

     Higher Education. Fiscal Year 2004-05 disbursements were forecasted to be approximately $15.6 billion, with an additional $128 million in Federal funds and approximately $3.7 billion from other State sources. Higher education includes operational and administrative costs for the State University of New York ("SUNY") and City University of New York ("CUNY") and the Higher Education Services Corporation, which is responsible for administering grant awards to income eligible students. General Fund costs increased by $104 million in Fiscal Year 2004-05 as a result of legislative actions in the 2003-04 Budget that deferred grant award costs into 2004-05. The 2004-05 Budget also provided funding for higher costs at SUNY and CUNY for salaries and fringe benefits, community college enrollment growth, inflationary increases and growth in the number of grant recipients.

     Debt Service. Fiscal Year 2004-05 disbursements were forecasted to be approximately $9.7 billion, with an additional $2.1 billion from other State sources. This spending was projected to be $472 million (17.2%) more than the Fiscal Year 2003-04 disbursements. Debt Service Funds are the conduits through which the State pays debt service on all State supported bonds, including general obligation bonds for which the State is constitutionally obligated to pay debt service and bonds issued by State public authorities for which the State is contractually obligated to pay debt service subject to an appropriation. Debt service is paid by transfers from the General Fund, dedicated taxes and fees, and other resources such as patient income revenues.

     The growth in the General Fund disbursements was the result of increases in net debt service payments to support capital projects for Corrections ($86 million), SUNY Educational Facilities ($71 million), CUNY ($68 million), the MTA ($41 million) and the Housing Finance Authority ($26 million), offset by modest reductions in other programs. The increase in net debt service costs related to other State-supported funds was also attributable to SUNY dormitory facilities ($32 million), Mental Hygiene facilities ($93 million), transportation ($70 million), economic development ($58 million) and educational capital programs ($38 million).

     General State Charges. General State Charges ("GSCs") account for the costs of fringe benefits to State employees and retirees of the Executive, Legislative and Judicial branches, as well as for taxes on public lands and litigation. The General Fund supports approximately 85% of GSCs spending. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. Fiscal Year 2004-05 spending was forecasted to be approximately $12 billion. Baseline projections from the State Comptroller showed an employer pension contribution rate of 12.3% of payroll that produced an annual State pension cost increase of $664 million (136.8%) . The 2004-05 Budget contained a series of pension reforms to moderate these costs and produce a total employer pension contribution of $669 million, an annual increase of $184 million (37.9%) . Providing health insurance to State employees and retirees is projected to total $2.05 billion in Fiscal Year 2004-05, an increase of $255 million.

     Other Expenses. In addition to the programs described above, the Executive Budget included funding for Economic Development, Parks, the Environment, Public Health, Education, Public Protection, General Government, the Judiciary, and various other programs.

     All other State Funds spending was projected to increase $685 million over Fiscal Year 2003-04. Growth in other State-supported spending included economic development capital projects ($320 million), capital projects related to the E-911 program ($100 million), increased taxpayer participation and tax levy growth in STAR ($163 million), spending from the Indigent Legal Services Fund ($31 million), and inflationary increases and higher enrollment in the Elderly Pharmaceutical Insurance Coverage (EPIC) program ($73 million).

     All Governmental Funds spending for these programs was projected to increase by $1.10 billion from Fiscal Year 2003-04. This increase includes State Funds spending growth of $685 million and higher Federal spending of $416 million for, among other things, transportation-related capital projects ($172 million), implementation of the Help America Vote Act of 2002 ($142 million), and reimbursement for World Trade Center costs ($200 million).

     2004-05 Budget Update. DOB projected that the State would end Fiscal Year 2004-05 with a surplus of $170 million in the General Fund, which is primarily the result of the recent positive revenue intake driving the underlying revenue growth forecasted to be approximately 10.2% . General Fund receipts, including fund transfers, were projected at $43.5 billion. Revenues were revised upwards based on collections to date and the strength of key economic indicators. General Fund spending was expected to total approximately $43.4 billion in Fiscal Year 2004-05. State Funds spending was projected to total $64.1 billion in Fiscal Year 2004-05, a decrease of $136 million from the mid-year revised estimates. All Funds spending for Fiscal Year 2004-05 was projected to total $101.6 billion, an increase of $316 million from mid-year estimates.

     As of December 31, 2004, General Fund receipts totaled $31.6 billion, a decrease of $48 million from the same period in 2003. This decrease is comprised of the loss of nonrecurring resources related to tobacco securitization proceeds ($3.2 billion) and Federal grants ($645 million) offset by sales and personal income tax increases. As of December 31, 2004, General Fund disbursements were $30.1 billion, an increase of $690 million from the same period in 2003. After adjusting for the deferral of $1.9 billion in securitization payments scheduled in Fiscal Year 2002-03, but made in Fiscal Year 2003-04, total disbursements increased $2.6 billion. This increase is primarily attributable to higher Medicaid costs ($711 million), pension and health insurance costs ($420 million), debt service ($265 million), State operations ($137 million), school aid ($158 million) and welfare ($127 million). The closing balance in the General Fund on December 31, 2004 was $2.5 billion, a decrease of $476 million from the previous fiscal year. This decrease is primarily due to lower receipts ($48 million) and higher disbursements ($690 million), offset by an increase in the opening fund balance of $262 million.

2005-06 Enacted Budget Financial Plan

     2005-06 Executive Budget. The proposed 2005-06 Executive Budget (the "2005-06 Executive Budget") recommended closing the $4.2 billion budget gap primarily through permanent spending restraint, supplemented with limited levels of revenue enhancements and nonrecurring resources. DOB projected that the 2005-06 Executive Budget recommendations would produce net recurring savings of roughly $3 billion annually, reducing the Fiscal Year 2006-07 and 2007-08 budget gaps to approximately $2.7 billion. The most significant recommendations include: (i) $2.8 billion in net initiatives to restrain spending; (ii) $533 million in net revenue actions; and (iii) $856 million in nonrecurring actions.

     The 2005-06 Executive Budget proposed holding annual spending growth in the General Fund and in the other funds to below the rate of inflation. In response to certain litigation involving the City schools, the 2005-06 Executive Budget recommended a $526 million school aid increase, with funding for SBE grants to grow to over $2 billion annually in the next five years. The 2005-06

Executive Budget also contains certain initiatives to assist localities reduce local property taxes, including capping annual growth in Medicaid costs, accelerating State takeover of Family Health Plus costs from local governments and increasing municipal aid to over $650 million. DOB projected that the State will end Fiscal Year 2005-06 in balance on a cash basis in the General Fund if the recommendations in the 2005-06 Executive Budget were enacted in their entirety.

     General Fund spending is projected to total $45.1 billion in Fiscal Year 2005-06, an increase of $1.2 billion (2.6%) over the adjusted current year forecast. State Funds spending is projected to increase by $3.5 billion (5.4%) and total $69.1 billion in Fiscal Year 2005-06. All Funds spending, the broadest measure of State spending, is projected to total $105.5 billion in Fiscal Year 2005-06, an increase of $2.5 billion (2.4%) .

     Sources of the 2005-06 Budget Gap. DOB projects General Fund budget gaps of $4.2 billion, $5 billion and $6 billion in Fiscal Years 2005-06, 2006-07 and 2007-08, respectively, prior to projected savings from the 2005-06 Executive Budget. The Fiscal Year 2005-06 gap results from anticipated spending increases to support current service levels and the loss of nonrecurring resources used to balance the budget for the prior fiscal year. Based on revised DOB forecasts that predict sustained State economic growth in 2005, revenues are expected to grow by $3.1 billion in Fiscal Year 2005-06 (6.5%), following projected growth of 10.2% in the prior fiscal year. However, this growth is nearly completely absorbed by the loss of the nonrecurring revenues, a phase out of the personal income tax surcharge and the ¼¢ sales tax increase, and other one-time revenues.

     2005-06 Gap-Closing Plan. The 2005-06 Financial Plan is balanced on a cash basis in the General Fund, resulting in the projected $4.2 billion budget gap. Recommendations to restrain General Fund spending total $3.1 billion, and include a combination of cost containment, program restructuring and the use of alternative funding sources. Key areas of focus include containing Medicaid and mental hygiene costs, reducing the rate of growth in debt service through the use of swaps and variable rate debt instruments, reductions in State operations costs through agency harmonization and consolidation, restructuring social services to maximize Federal aid, and other spending actions.

     General Fund revenue enhancements are expected to raise $779 million in Fiscal Year 2005-06. Significant proposals include the authorization of sales tax-free weeks (purchases under $250), eliminating double benefits for certain individual and corporate taxpayers and increases in other taxes, including excise taxes. One-time actions, totaling $856 million, include discretionary funding revisions to reduce annual pension costs to the State and using the current year's budget surplus. Spending initiatives in the General Fund total approximately $300 million and focus primarily on Medicaid and other State physical and mental health programs and local assistance.

     Receipts Outlook. All Funds receipts are projected to total $105.5 billion, an increase of $4.4 billion (4.3%) over Fiscal Year 2004-05 projections. These receipts are comprised of tax receipts ($50.7 billion), Federal grants ($36.6 billion) and miscellaneous receipts ($18.3 billion). All Funds tax receipts are projected to be almost $51 billion in Fiscal Year 2005-06, an increase of $2.6 billion (5.4%) over the prior fiscal year.

     Personal Income Tax. Net receipts for Fiscal Year 2005-06 are projected to reach $29.6 billion, an increase of $1.5 billion (5.3%) from Fiscal Year 2004-05 due largely to an increase in underlying liability growth associated with improved economic conditions and the temporary three-year tax increase enacted in 2003. Personal income tax General Fund receipts (net of the Refund Reserve transaction) are projected to increase by $1.3 billion from Fiscal Year 2004-05 General Fund receipts, totaling approximately $19.7 billion.

     User Taxes and Fees. All Funds user taxes and fees net receipts for Fiscal Year 2005-06 are projected to reach $13.6 billion, an increase of $636 million (4.9%) from Fiscal Year 2004-05. The sales and use tax is projected to reach $11 billion, due largely to increases in employment, income and overall consumption. The other user taxes and fees are projected to increase $609 million (3.06%) . General Fund user taxes and fees receipts for Fiscal Year 2005-06 are projected to reach $8.6 billion, a decrease of $130 million (1.5%) from the prior fiscal year, and the sales and use tax is projected to decrease by $146 million (1.8%) . The other user taxes and fees are projected to increase $16 million (2.4%) .

     Business Taxes. All Funds business tax receipts in Fiscal Year 2005-06 are expected to be $5.9 billion, or $413 million (7.5%) above Fiscal Year 2004-05. This is due primarily to strong growth in corporate and bank tax collections. General Fund business tax receipts are projected to be $4.1 billion, or $302 million (8%) over Fiscal Year 2004-05.

     Other Taxes. All Funds other taxes in Fiscal Year 2005-06 are expected to be $1.5 billion, which is $52 million (3.6%) above Fiscal Year 2004-05 estimates. The increase is a result of a projected increase in real estate transfer tax receipts of $52 million. The estimate for General Fund other taxes is $778 million, which is $48 million (6.6%) above the prior fiscal year.

     Miscellaneous Receipts. General Fund miscellaneous receipts for Fiscal Year 2005-06 are projected to total $2.5 billion, an increase of $158 million (6.9%) from Fiscal Year 2004-05. Miscellaneous receipts in State Funds are projected at $18.2 billion, an increase of $2.7 billion (17.4%) from the current year.

     Federal Grants. Federal grants for Fiscal Year 2005-06 are projected to total $36.6 billion, a decrease of $860 million from Fiscal Year 2004-05. Major program areas projected to decline significantly from current year levels include World Trade Center ($1.6 billion), Children and Families ($195 million) and Medicaid ($145 million). These declines are partially offset by growth in welfare ($374 million), school aid ($210 million), homeland security ($96 million) and transportation and environmental protection ($50 million).

     Disbursements Outlook. General Fund spending is projected to total $45.1 billion in Fiscal Year 2005-06, an increase of $1.2 billion (2.6%) over the current forecasts for Fiscal Year 2004-05. State Funds spending is projected to increase by $3.5 billion (5.4%) to total approximately $69.1 billion. All Funds spending is projected to total $105.5 billion, an increase of $2.5 billion (2.4%) over the current fiscal year.

     Medicaid. The 2005-06 Executive Budget recommends capping Medicaid costs at current spending levels, with adjustments for inflation, which would result in State payment for local costs above the cap of $121 million in Fiscal Year 2005-06, but growing to $1.3 billion over the next three years. The 2005-06 Executive Budget proposes General Fund spending for Medicaid of $7.3 billion, with All Funds spending of approximately $30 billion.

     School Aid. On a school year basis (July 1 through June 30), support for general school aid is recommended at $15.9 billion, an increase of $526 million (3.4%) over the current school year. This increase is comprised of $201 million in traditional school aid and $345 million in new SBE funding from VLT revenues. All Funds spending for school aid in Fiscal Year 2005-06 is estimated to be $18.3 billion, an increase of $668 million over the prior fiscal year. The increase includes $212 million for the balance of the prior school year increase, $369 million to cover costs associated with the new recommendations under the 2005-06 Executive Budget and $210 million in Federal funds, partially offset by a loss in capital funds spending of $123 million.

     Welfare. All Funds spending for welfare is projected to total $3.7 billion in Fiscal Year 2005-06, consisting of $1.4 billion from the General Fund and $2.3 billion in Federal support. Welfare caseload is projected to total approximately 655,900 recipients in Fiscal Year 2005-06, an increase of 14,200 over current fiscal year estimates.

     Office of Children and Family Services. Total State spending for OCFS is expected to total $3.1 billion in Fiscal Year 2005-06, consisting of $1.5 billion in General Fund spending, $29 million from other State sources and $1.6 billion in Federal spending. Spending supports child welfare ($1.8 billion), child care ($727 million) and juvenile justice services ($272 million).

     Mental Hygiene. All Funds spending is expected to total $5.6 billion in Fiscal Year 2005-06, with $2.5 billion in General Fund spending, $451 million from other State sources and $2.7 billion in Federal funding. The State share of Medicaid spending budgeted for mental health agencies is projected to total $1.4 billion.

     Higher Education. All Funds spending is expected to total $7.3 billion in Fiscal Year 2005-06, and be comprised of $3 billion in General Fund spending, $4.1 billion in other State support and $193 million in Federal funding.

     Debt Service. All Funds spending on debt service is projected to total $3.9 billion in Fiscal Year 2005-06, of which $1.7 billion is paid from General Fund spending and $2.2 billion in other State funding. Spending reflects debt service due on revenue credits supported by dedicated taxes and other fees.

     General State Charges. All Funds spending on GSCs is expected to total $4.7 billion in Fiscal Year 2005-06, and be comprised of $3.9 billion in General Fund spending, $558 million from other State sources and $226 million from Federal funds. Major components of All Funds spending include health insurance ($2.2 billion), pensions ($935 million) and social security ($804 million).

     Enacted Fiscal 2005-06 Budget. The Legislature completed action on the 2005-06 Executive Budget on March 31, 2005, and the State's official budget was enacted by April 12, 2005 (the "2005-06 Budget"). In the 2005-06 Budget Financial Plan, DOB projected a balanced General Fund Financial Plan for Fiscal Year 2005-06, and potential operating gaps in the range of $3.2 billion in Fiscal Year 2006-07 and $4.1 billion in Fiscal Year 2007-08. DOB currently is projecting slightly improved operations for Fiscal Year 2005-06, with gaps declining to $2.9 billion and $3.9 billion in Fiscal Years 2006-07 and 2007-08, respectively.

     General Fund spending, including all transfers, is projected to total $46.4 billion, an increase of $242 million over the 2005-06 Budget estimate. State Funds spending, which includes spending financed from other State revenue sources as well as the General Fund, is projected at $70.5 billion, an increase of $179 million since the 2005-06 Budget was enacted. All Funds spending, which includes Federal grants, is estimated to total $106.7 billion in Fiscal Year 2005-06, up $148 million from the 2005-06 Budget forecast. The 2005-06 Budget includes a fiscal stability reserve of $601 million. The State's general reserves are projected to total $1.5 billion in Fiscal Year 2005-06, which is equivalent to roughly 3.2% of General Fund spending.

     The General Fund ended the first quarter of Fiscal Year 2005-06 with a balance of $4 billion, $356 million below the 2005-06 Budget estimate. A combination of $148 million in lower receipts and $338 million in higher spending in comparison to the 2005-06 Budget forecast produced the lower balance. DOB believes these variances are due to timing-related factors, and that underlying trends indicate the State will end Fiscal Year 2005-06 with slightly improved results compared to the 2005-06 Budget.

     In summary, the 2005-06 Budget authorized approximately $1.8 billion of the $2.8 billion in spending restraints contained in the 2005-06 Executive Budget, including: (i) roughly one-half of the $1.1 billion in proposed Medicaid cost containment and all $800 million in related savings; (ii) debt management initiatives to reduce servicing costs by $150 million; and (iii) mental hygiene savings of $250 million. Revenue actions net of tax cuts total $605 million, which is $72 million about the cuts in the 2005-06 Executive Budget. Finally, $889 million in one-time actions are authorized in the 2005-06 Budget, an increase of $33 million above the 2005-06 Executive Budget.

     Disbursement Outlook. DOB projects General Fund disbursements will total $46.45 billion in Fiscal Year 2005-06. State Funds and All Funds disbursements are projected to reach $70.45 billion and $106.65 billion, respectively, in Fiscal Year 2005-06. The largest All Funds spending increases from the 2005-06 Budget projections are for Medicaid ($186 million increase), State Police ($109 million increase), and Mental Hygiene ($10 million increase). Through June 2005, General Fund disbursements, including transfers to other funds, totaled $11.8 billion, approximately $388 million higher than the 2005-06 Budget projection. Higher spending for Local Assistance ($281 million), State Operations ($63 million), and General State Charges ($95 million) was partially offset by lower debt service spending ($79 million).

     Revenue Outlook. General Fund receipts, including transfers from other funds, are now projected to total $46.3 billion in Fiscal Year 2005-06, an increase of $321 million from the 2005-06 Budget estimate. The upward revision is primarily due to increases in personal income tax collections. Downward revisions to the estimates for sales and the corporation and utilities taxes, based on collections to date, partially offset the income tax increase. All Funds tax receipts are projected to total nearly $52 billion in the current year, an increase of $194 million from 2005-06 Budget estimates.

     DOB believes the revisions to the receipts forecast are conservative given positive results to date and, as a result, the potential exists for future positive changes to the revenue forecast. However, much of the increase in collections through June 2005 was in taxes that historically have been highly volatile, especially the real estate transfer tax, estate tax, the corporate franchise tax and bank tax.

     Through June 2005, General Fund receipts, including transfers from other funds, totaled $13.2 billion, which was $148 below the Enacted Budget forecast. This variance is primarily attributable to a somewhat weaker than expected personal income tax settlement for 2004 liabilities ($258 million), partially offset by higher receipts from business taxes ($60 million) and real estate transfer taxes ($35 million).

General Fund Outyear Projections

     At the beginning of Fiscal Year 2005-06, the State faced potential General Fund budget gaps of $5.8 billion and $5.6 billion in Fiscal Years 2006-07 and 2007-08, respectively. The recurring savings proposed in the 2005-06 Executive Budget reduced the gaps to $2.5 billion for both years, but increased under the 2005-06 Budget and are now estimated at $3.2 billion and $4.1 billion in Fiscal Years 2006-07 and 2007-08, respectively. The projected gaps are primarily the result of anticipated spending increases that exceed the growth in revenue collections, as well as the loss of nonrecurring resources used to help balance the budget.

     Outyear Receipts. Receipts in Fiscal Year 2006-07 are projected to increase $1.5 billion from the current fiscal year. Underlying revenue growth of $3.1 billion (6.1%) in Fiscal Year 2006-07 is offset by the loss of several one-time revenues ($531 million), the phase-out of the personal income tax surcharge and a one-quarter percent increase in sales tax ($1 billion), lower transfers from other funds due to increasing debt servicing costs ($180 million), and higher transfers to finance the STAR program ($188 million).

     Outyear Disbursements. Spending is projected to increase by $4.7 billion in Fiscal Year 2006-07. Medicaid growth of $2.7 billion in Fiscal Year 2006-07 is primarily attributable to the increasing cost of providing health care services, as well as the rising number of recipients. In addition, the growth related to the State takeover of local healthcare provider costs are estimated to rise by $235 million, and the loss of certain proceeds after this fiscal year, are no longer available in Fiscal Year 2006-07. School aid spending is projected to grow by $461 million in Fiscal Year 2006-07, assuming growth in expense-based programs and other selected aid categories. State operations spending is projected to increase by $592 million in Fiscal Year 2006-07 with general State charges expected to increase by an additional $375 million, primarily due to higher pension and health insurance costs for State employees.

     Fiscal Years 2007-08 and 2008-09. General Fund receipts, including transfers from other funds, are projected to total $50.2 billion in Fiscal Year 2007-08, a decrease of $155 million from prior projections. Receipts are projected to grow by $1.4 billion in Fiscal Year 2008-09, to total $51.5 billion. The growth in underlying tax receipts for 2006 through 2008 is consistent with average growth during the mature stages of an economic expansion. General Fund income tax receipts are projected to fall by $135 million to $222.5 billion in Fiscal Year 2007-08, but increase in Fiscal Year 2008-09 to $24 billion.

State Indebtedness

     General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

     Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in 2000-01, and will gradually increase until it is fully phased-in at 4.0% in 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in 2000-01, and will gradually increase to 5.0% in 2013-14.

     As of the most recent calculations in October 2004, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.55% of personal income and debt service on such debt at 0.84% of total State receipts, compared to the caps of 1.98% each. DOB expects that debt outstanding and debt service costs for Fiscal Year 2004-05 and the entire forecast period through Fiscal Year 2009-10 will also be within the statutory caps.

     Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2005, State-supported debt in the amount of $40.7 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $6.1 billion. As of March 31, 2005, both amounts are less than the statutorily cap of 15%. DOB expects that the amount of interest rate exchange agreements and net variable rate obligations will remain within the statutorily imposed limits.

     As of March 31, 2005, the State had approximately $2.1 billion of outstanding variable rate instruments, or 5.1% of total debt outstanding, that are subject to the net variable rate exposure cap. That amount includes $1.9 billion of unhedged variable rate obligations and $157 million of synthetic variable rate obligations. In addition to these variable rate obligations, as of March 31, 2005, about $2.4 billion in State-supported convertible rate bonds are currently outstanding.

     State-Supported Debt. The State's debt affordability measures through the first quarter of the 2005-06 Fiscal Year compare favorably to the forecasts contained in the State's Capital Program and Financing Plan. Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated.

     General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2003-04 (excluding refunding bonds) was $177 million. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 2005, the total amount of general obligation debt authorized was $14.535 billion, of which approximately $3.7 billion was outstanding.

     The 2005-06 Budget authorized $2.9 billion in transportation bonds to be submitted to the voters in November 2005. Proceeds from the bonds, if approved by voters, will be divided equally between the DOT and the MTA capital programs and will be used to partially finance the new DOT and MTA five-year capital plans of $17.9 billion for each plan. Approximately $279 million in transportation bonds, if approved, are planned to be issued in Fiscal Year 2005-06.

     Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2004, the State had authorized over $50 billion in total financing arrangements, of which approximately $40.3 billion was outstanding.

     Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. In 1998-99, $50 million was initially deposited in the DRRF. Additional deposits to the DRRF included $250 million in 1999-2000, $500 million in 2000-01, $250 million in 2001-02 and $53 million in Fiscal Year 2003-04. The State does not expect to make additional deposits to the DRRF in the current fiscal year.

Litigation

     General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the current fiscal year or thereafter.

     Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget. The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

     State Finance Policies. In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated November 26, 2002, the trial court granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from that decision. Plaintiffs served an amended complaint on April 1, 2003, which the defendants moved to have dismissed. In May 2004, the Appellate Division denied the defendants' motion, and the defendants have appealed to the Court of Appeals. The plaintiffs also have leave to appeal the dismissal of their original complaint. By decision dated June 20, 2005, the Court of Appeals dismissed all of plaintiffs' claims. As a result, the State Comptroller has transferred the escrowed Empire conversion proceeds ($754 million) received to date to the HCRA Resource Fund. HCRA expects another $1.1 billion in conversion proceeds during the current fiscal year.

     Gaming. In Dalton, et al. v. Pataki, et al. and Karr, et al. v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of both the State and Federal constitutions, certain provisions of State law that authorize (1) the Governor to enter into tribal-State compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery (the "DOL") to license the operation of VLTs at certain race tracks in the State, and (3) the DOL to enter into a joint, multi-jurisdictional and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the challenged statutory provisions. On July 7, 2004, the Appellate Division upheld the constitutionality of all State actions, except the VLT licensing. All parties appealed the order, and on May 3, 2005, the State Court of Appeals modified the appellate court's order and declared the entirety of the law constitutional. On July 6, 2005, the Court of Appeals denied the plaintiffs' motions for reargument in both cases. The plaintiffs filed for certiorari before the U.S. Supreme Court, which denied the petition on November 28, 2005.

     Real Property Claims. In March 1985, in Oneida Indian Nation of New York, et al. v. County of Oneida, the Supreme Court affirmed a judgment holding that the Oneida Indians had a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. The Supreme Court also held that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

     In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2002, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

     On December 7, 2004, the State and certain Indian tribes entered into settlement agreements requiring the enactment of State and Federal legislation by September 1, 2005, or as otherwise extended by the parties. The agreements extinguish all Oneida and other Indian claims at issue in the Oneida litigation. Although the agreements provide for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs, the agreements have not yet been signed by the relevant parties. On August 18, 2005, the district court stayed all proceedings and legislation until it is know whether plaintiffs in the Cayuga case (discussed below) will ask the U.S. Supreme Court to review the June 28, 2005 decision.

     Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York, Seneca Nation of Indians, et al v. State of New York, et al., in the United States District Court for the Western District of New York and Onondaga Nation v. State of New York, et al.

     In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals. On October 1, 2004, the State filed an action in Federal district court seeking contribution from the Federal government towards the $248 million in judgment and post-judgment interest. On June 28, 2005, the Second Circuit held that plaintiffs' possessory land claim was barred, reversed the judgment of the District Court and entered judgment for the State. The District Court subsequently denied plaintiffs' motion for a rehearing en banc. Since that time, the U.S. Supreme Court has granted time extensions, currently through February 2006, for the plaintiffs to petition the Court for certiorari.

Settlements were signed by the Governor with the Seneca-Cayuga Tribe of Oklahoma on

November 12, 2004, and with the Cayuga Tribe of New York on November 17, 2004, which in part require enactment of certain State and Federal legislation by September 1, 2005, unless the parties agree to an extension of time. No legislation was enacted by September 1, 2005 and no extension of time was agreed upon.

     In the Canadian St. Regis Bank of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution. On November 29, 2004, the plaintiff tribes, with one exception, approved a settlement with the State. On October 28, 2005, the district court stayed all proceedings and legislation until it is know whether plaintiffs in the Cayuga case (discussed below) will ask the U.S. Supreme Court to review the June 28, 2005 decision.

     In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their ownership claim of certain islands in the Niagara River and the New York State Thruway right of way where it crosses the Cattaraugus reservation in Erie and Chautauqua counties. On November 17, 1999, the court granted the State's motion to dismiss the portion of the action relating to the right of way and denied the State's motion to dismiss the Federal government's damage claims. On June 21, 2002, the court granted summary judgment on the remaining portion of the action related to the Niagara River, and judgment was entered dismissing all aspects of the action. Plaintiffs appealed the judgment, which was affirmed by the Second Circuit Court on September 9, 2004. Plaintiffs have petitioned for a rehearing en banc. Each of the plaintiffs' petitions for rehearing en banc were denied by the Second Circuit. On January 16, 2006, plaintiffs filed a writ for certiorari before the U.S. Supreme Court.

     In Onondaga Nation v. State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onondaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void.

     School Aid. In Campaign for Fiscal Equity, Inc. et al. v. State, et al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State Constitution and the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

     By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

     On June 26, 2003, the Court of Appeals reversed that portion of the June 25th decision of the appeals court relating to the constitutionality claim. The Court held that the weight of credible evidence supported the trial court's conclusion that City schoolchildren were not receiving the Constitutionally mandated opportunity for a sound basic education, and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide such sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision. On August 3, 2004, the trial court referred the case to a recommendation panel for guidance on the best manner to implement the Court of Appeals mandate. On November 30, 2004, the panel issued a report recommending the Stated be directed to pay a total of $14.08 billion to City schools over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the district court issued an order confirming the panel's report and recommendations and directed the State to take all steps necessary to provide additional funding for New York City schools as proposed by the panel. The State has appealed the district court's order, which was then stayed pending a decision from the appeals court. On May 3, 2005, the appellate court denied the plaintiff's motion to lift the automatic stay.

     Medicaid. Numerous cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are

New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. ( six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello . Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

     In New York Association of Homes and Services for the Aging v. DeBuono, et al., the U.S. District Court dismissed plaintiff's complaint on May 19, 2004. Plaintiffs appealed. Several related State court cases involving the same parties and issues have been held in abeyance pending the result of this litigation.

     In Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello, the trial court dismissed the plaintiffs' petition on December 22, 2004. On September 30, 2005, the trial court's decision was upheld, and plaintiffs have been given leave to appeal.

     Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the MSA that New York and many other states entered into with major tobacco manufacturers. The action alleged violations of the Commerce Clause, anti-trust violations and equal protection violations relating to the selective enforcement of State law on Native American reservations. The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed, and on January 6, 2004 the appellate court affirmed the dismissal of the Commerce Clause claim, reversed the dismissal of the anti-trust claim, and remanded the selective enforcement claim to the trial court for further proceedings. Plaintiffs filed an amended complaint challenging the validity of the MSA itself and seeking preliminary injunctive relief. On September 14, 2004, the district court denied the plaintiffs' motion, except the portion that prevented the tobacco manufacturers from obtaining certain funds from escrow. Plaintiffs have appealed the court's order. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
GENERAL MUNICIPAL MONEY MARKET FUND
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(E*TRADE CLASS)

STATEMENT OF ADDITIONAL INFORMATION
APRIL 1, 2006

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus for the E*TRADE Class shares of General California Municipal Money Market Fund (the "California Municipal Fund"), General Municipal Money Market Fund (the "National Municipal Fund") and General New York Municipal Money Market Fund (the "New York Municipal Fund") (each, a "Fund" and collectively, the "Funds"), dated April 1, 2006, as the Prospectus may be revised from time to time. To obtain a copy of the Prospectus for E*TRADE Class shares of a Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-ETRADE-1 (or 1-800-387-2331).

     E*TRADE Class shares of each Fund are offered only to clients of E*TRADE Securities LLC (“E*TRADE Securities”) who generally have elected E*TRADE Class shares of a Fund as a “sweep” investment in accordance with their E*TRADE Securities account agreement.

     The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

     Each Fund is a separate investment portfolio with operations and results that are unrelated to those of each other Fund. The National Municipal Fund is a series of General Municipal Money Market Funds, Inc. (the "Municipal Company"). This combined Statement of Additional Information has been provided for your convenience to provide you with the opportunity to consider three investment choices in one document.

DESCRIPTION OF THE FUNDS

The Municipal Company is a Maryland corporation formed on May 15, 1981. Each of the California Municipal Fund and the New York Municipal Fund is a Massachusetts business trust that commenced operations on March 10, 1987 and December 2, 1986, respectively.

Each Fund is an open-end management investment company, known as a money market mutual fund. The National Municipal Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Each other Fund is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser.

Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Funds' Prospectus.

Municipal Obligations. As a fundamental policy, each Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to the California Municipal Fund and New York Municipal Fund, California State and New York State and New York City, respectively, personal income taxes (collectively, "Municipal Obligations"). Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

With respect to the National Municipal Fund, for the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.

Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax ("AMT"). Each Fund may invest without limitation in such Municipal Obligations if the Manager determines that their purchase is consistent with the Fund's investment objective.

Certain Tax Exempt Obligations. Each Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

Derivative Products. Each Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. A Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

(1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

(2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

(3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

(4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Ratings of Municipal Obligations. Each Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined by the Manager in accordance with procedures established by the Fund's Board.

The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended November 30, 2005, computed on a monthly basis, was as follows:

						Percentage of Value

		Moody's Investors		Standard & Poor's Ratings	California	National	New York
Fitch Ratings		Service, Inc.		Services ("S&P")	Municipal	Municipal	Municipal
("Fitch")	or	("Moody's")	or		Fund	Fund	Fund

F1+/F1		VMIG1/MIG1, P1		SP1+/SP1, A1+/A1	99.6%	88.6%	80.4%
F2+/F2		VMIG2/MIG2, P2		SP2+/SP2	--	--	--
AAA/AA		Aaa/Aa		AAA/AA	0.4%	6.0%	6.9%
Not Rated		Not Rated		Not Rated	--	5.4%*	12.7%*

					100.0%	100.0%	100.0%

If, subsequent to its purchase by a Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the

*	Included in the Not Rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG1/MIG1 or SP-1+/SP-1 rating categories.

portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

To the extent that the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies described in the Funds' Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

Taxable Investments. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the California Municipal Fund or the New York Municipal Fund has adopted a temporary defensive position, including when acceptable California or New York Municipal Obligations, respectively, are unavailable for investment by the relevant Fund, in excess of 20% of the Fund's net assets may be invested in securities that are not exempt from California or New York State and New York City income taxes, respectively. Under normal market conditions, each Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Investment Companies. Each Fund may invest in securities issued by other investment companies. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets.

Illiquid Securities. Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

In addition to the principal investment strategies discussed in the Funds' Prospectus, the Funds also may engage in the investment techniques described below.

Borrowing Money. Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund currently intends to, and each other Fund may, borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

Stand-By Commitments. Each Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. A Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

Forward Commitments. Each Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. Each Fund will segregate permissible liquid assets at least equal at all times to the amount of its purchase commitments.

Municipal Obligations and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

General. The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. The Fund seeks to maintain a stable $1.00 share price.

Investing in Municipal Obligations. Each Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.

Certain municipal lease/purchase obligations in which the Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

Investing in California Municipal Obligations. (California Municipal Fund) Since the California Municipal Fund is concentrated in securities issued by California or entities within California, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in California Municipal Obligations. You should review the information in "Appendix C" which provides a brief summary of special investment considerations and risk factors relating to investing in California Municipal Obligations.

Investing in New York Municipal Obligations. (New York Municipal Fund) Since the New York Municipal Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. You should review the information in "Appendix D" which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Obligations.

Simultaneous Investments. Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in or dispose of, the same securities as a Fund, the Manager will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund. Each Fund, together with investment companies or accounts advised by the Manager or its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may adversely affect a Fund's ability to dispose of some or all of its positions should it desire to do so.

Investment Restrictions

California Municipal Fund. The California Municipal Fund's investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in California Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the California Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The California Municipal Fund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6.	Sell securities short or purchase securities on margin.

7.	Invest in companies for the purpose of exercising control.

8.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

National Municipal Fund. The National Municipal Fund's investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the National Municipal Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The National Municipal Fund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

5. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Purchase more than 10% of the voting securities of any issuer. This restriction applies only with respect to 75% of the Fund's total assets.

7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and in connection with the purchase of securities on a when-issued or forward commitment basis.

9. Sell securities short or purchase securities on margin.

10.	Invest in companies for the purpose of exercising control.

11.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

New York Municipal Fund . The New York MunicipalFund's investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the New York Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The New York MunicipalFund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6.	Sell securities short or purchase securities on margin.

7.	Invest in companies for the purpose of exercising control.

8.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * * *

For purposes of investment restriction No. 5 for each Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to investment restriction No. 1 for each Fund, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE FUNDS

Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Funds[1]

Board members of each Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation
Position with the Funds (Since)	During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (62)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Levcor International, Inc., an apparel fabric

1 None of the Board members are "interested persons" of the Funds, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with the Funds (Since)	During Past 5 Years	Other Board Memberships and Affiliations
(1995) - All Funds		processor, Director
Century Business Services, Inc., a provider of
outsourcing functions for small and medium
sized companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants, Director
Sunair Services Corporation,
engaging in the design, manufacture and sale of
high frequency systems for long-range voice and
data communications, as well as providing
certain outdoor-related services to homes and
business, Director

Clifford L. Alexander, Jr. (7172)	President of Alexander &

Board Member	Associates, Inc., a

(1982) – Municipal Company	management consulting firm

(1986) – California Municipal	(January 1981 – present)

Fund and New York	Chairman of the Board of	Mutual of America Life Insurance Company,

Municipal Fund	Moody's Corporation	Director
(October 2000 – October
2003)

Peggy C. Davis (63)	Shad Professor of Law,	None
Board Member	New York University School
(1990) – All Funds	of Law (1983 – present)
Writer and teacher in the fields
of evidence, constitutional
theory, family law, social
sciences and the law, legal
process and professional
methodology and training

Ernest Kafka (73)	Physician engaged in private	None
Board Member	practice specializing in the
(1982) – Municipal Company	psychoanalysis of adults and
(1986) – California Municipal	adolescents (1962-present)
Fund and New York
Municipal Fund	Instructor, The New York
Psychoanalytic Institute
(1981 – present)

Associate Clinical Professor of
Psychiatry at Cornell Medical
School (1987 – 2002)

Nathan Leventhal (63)	A management consultant for	Movado Group, Inc., Director
Board Member	various non-profit

Name (Age)	Principal Occupation
Position with the Funds (Since)	During Past 5 Years	Other Board Memberships and Affiliations
(1987) – Municipal Company	organizations (May 2004-
(1989) – California Municipal	present)
Fund, and New York	Chairman of the Avery-Fisher
Municipal Fund	Artist Program
(November 1997 – present)
President of Lincoln Center for
the Performing Arts, Inc.
(March 1984 – December
2000)

Board members are elected to serve for an indefinite term. Each Fund has standing audit, governance/nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. Each Fund’s governance/nominating committee, among other things, is responsible for selecting and nominating all persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the governance/nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The governance/nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the governance/nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. Each Fund also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund's investments. The audit committee met four times during the fiscal year ended November 30, 2005. The governance/nominating committee, compensation committee and evaluation committee had no meetings during the last fiscal year.

The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005.

Aggregate Holding of Funds
	California	National	New York	in the Dreyfus Family of
	Municipal	Municipal	Municipal	Funds for which Responsible
Name of Board Member	Fund	Fund	Fund	as a Board Member
Joseph S. DiMartino	None	None	None	Over $100,000
Clifford L. Alexander, Jr.	None	None	None	Over $100,000
Peggy C. Davis	None	None	None	None

Aggregate Holding of Funds
	California	National	New York	in the Dreyfus Family of
	Municipal	Municipal	Municipal	Funds for which Responsible
Name of Board Member	Fund	Fund	Fund	as a Board Member
Ernest Kafka	None	None	None	Over $100,000
Nathan Leventhal	None	None	None	$10,001 - $50,000

As of December 31, 2005, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Each Fund currently pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and 11 other funds (comprised of 23 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by each Fund indicated below for the fiscal year ended November 30, 2005, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005 are set forth below:

	Aggregate	Total Compensation From
	Compensation	the Funds and Fund Complex
Name of Board Member and Fund	From the Fund*	Paid to Board Member(**)
Joseph S. DiMartino		$ 833,262 (190)

California Municipal Fund	$2,065
National Municipal Fund	$7,130
New York Municipal Fund	$2,013

Clifford L. Alexander, Jr.		$ 200,500 (63)

California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

Peggy C. Davis		$ 82,500 (23)

California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

Ernest Kafka		$ 83,000 (23)

California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

Saul B. Klaman***		$ 38,250 (23)

California Municipal Fund	$ 827
National Municipal Fund	$2,701
New York Municipal Fund	$ 802

Nathan Leventhal		$ 83,000 (23)

California Municipal Fund	$1,647
National Municipal Fund	$5,703
New York Municipal Fund	$1,604

*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to board members for attending Board meetings, which in the aggregate amounted to $1,172 for the California Municipal Fund, $1,505 for the National Municipal Fund and $1,157 for the New York Municipal Fund .

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

***	Emeritus Board member as of January 18, 2000.

Officers of the Funds

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager –Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is

41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March

2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from

1997 through October 2001.

The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on March 15, 2006.

     Set forth in "Information About the Funds" are the shareholders known by each Fund (as indicated) to own of record 5% or more of such Fund's E*TRADE Class shares outstanding on March 15, 2006. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of such Fund.

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chair of the Board, Chief Executive Officer and Chief Operating Officer; Thomas F. Eggers, President and a director; Jonathan Baum, Vice Chair-Distributor; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director ; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliott, Robert Kelly, David F. Lamere, Ronald P. O'Hanley III and Richard W. Sabo, directors.

The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Funds’ portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Bill Vasiliou, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks, securities dealers, including E*TRADE Clearing LLC ("Selected Dealers"), and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, investor services (including, without limitation, telephone and personnel expenses), costs of shareholder reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, each class of shares of a Fund bears any class specific expenses allocated to such class, such as expenses related to distribution and shareholders servicing of such class. See “Distribution Plan” and “Shareholder Services Plan.”

As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund indicated below to the Manager for the Fund's last three fiscal years:

	Fiscal Year Ended November 30,
	2005	2004	2003
California Municipal	$4,056,769	$1,315,076	$1,755,530
Fund
National Municipal	$6,665,439	$4,002,406	$4,570,984
Fund
New York Municipal	$2,389,029	$1,711,006	$1,916,705
Fund

As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1 ½% of the average market value of the net assets of such Fund for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. As to each Fund, no such deduction or payment was required for the most recent fiscal year end.

As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Funds. These additional payments may be made to certain Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing”. In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York (the "Custodian"), One Wall Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

General. Each Fund's E*TRADE Class shares are offered only to clients of E*TRADE Securities who have elected E*TRADE Class shares as a sweep investment in accordance with their E*TRADE Securities account agreement. E*TRADE Class shares of a Fund may not be purchased directly by individuals. In order to be a shareholder of a Fund, E*TRADE Securities must purchase E*TRADE Class shares for your account maintained by E*TRADE Securities. E*TRADE Class shares of a Fund may not be available for all clients. Contact E*TRADE Securities for further information or to purchase Fund shares. E*TRADE Securities may impose policies, limitations and fees which are different from those described in this Statement of Additional information. Each Fund reserves the right to reject any purchase order.

As discussed under “Management Arrangements--Distributor”, Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

It is not recommended that the Funds be used as a vehicle for Keogh, IRA or other qualified Retirement Plans.

A Fund may, in its discretion, accept securities in payment for Fund shares. Securities may be accepted in payment for shares only if they are, in the judgment of the Manager, appropriate investments for the Fund. These securities are valued by the same method used to value the Fund’s existing portfolio holdings. The contribution of securities to the Fund may be a taxable transaction to the shareholder.

Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund in written or telegraphic form. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. See "Determination of Net Asset Value."

     Each Fund determines its net asset value per share three times each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 12:00 noon, Eastern time, as of 3:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so.

An order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 noon, or 3:00 p.m., Eastern time, depending on when the order is accepted on a given day, and the shares purchased will receive the dividend on Fund shares declared on that day, if the order is placed with the Distributor or its designee prior to 3:00 p.m., Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day. An order placed with the Distributor or its designee in New York after 3:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

Using Federal Funds. If your order to purchase Fund shares is paid for other than in Federal Funds, E*TRADE Securities or its affiliate, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with E*TRADE Securities, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

DISTRIBUTION PLAN

Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each Fund has adopted a Distribution Plan with respect to the E*TRADE Class shares of such Fund (each, a "Plan"). Under each Plan, the respective Fund reimburses the Distributor for payments made to third parties for distributing (within the meaning of the Rule) E*TRADE Class shares at an annual rate of up to 0.20% of the value of the Fund's average daily net assets attributable to E*TRADE Class shares. The Distributor may pay one or more Service Agents in respect of distribution services for E*TRADE Class shares, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Each Fund's Board believes that there is a reasonable likelihood that each Plan will benefit the Fund and holders of E*TRADE Class shares.

A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board, and by the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan or in any related agreements entered into in connection with such Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Fund's Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related agreements or by vote of a majority of the holders of E*TRADE Class shares.

Set forth below are the total amounts paid by each Fund pursuant to its Distribution Plan with respect to E*TRADE Class shares (i) to the Distributor ("Distributor Payments") and (ii) for the costs of preparing, printing and distributing prospectus and statement of additional information and of implementing and operating the Distribution Plan ("Printing and Implementation") for each Fund's fiscal year ended November 30, 2005:

			Total Amount
		Printing and	Paid Pursuant to
	Distributor Payments	Implementation	Distribution Plan
California	$875,342	$39,016	$914,358
Municipal Fund

National	$1,045,575	$44,987	$1,090,562
Municipal Fund

New York	$232,955	$4,338	$237,293
Municipal Fund

SHAREHOLDER SERVICES PLAN

Each Fund has adopted a Shareholder Services Plan with respect to the E*TRADE Class shares pursuant to which the Fund pays the Distributor a fee for the provision of certain services to the holders of E*TRADE Class shares at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to E*TRADE Class shares. Under each Shareholder Services Plan, the services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. As to each Fund, under the Shareholders Services Plan, the Distributor may make payments to Service Agents in respect of their services.

A quarterly report of the amounts expended under each Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Shareholder Services Plan provides that material amendments to the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Shareholder Services Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. Each Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

Set forth below are the total amounts payable by each Fund pursuant to its Shareholder Services Plan for E*TRADE Class shares, the amounts reimbursed to the Fund by the Manager pursuant to undertakings in effect and the net amount paid by the Fund for the Fund’s fiscal year ended November 30, 2005:

	Total Amount Payable	Amount
	Pursuant to	Reimbursed
	Shareholder Services	Pursuant to	Net Amount Paid
	Plan	Undertaking	by Fund

California	$1,094,178	$238,927	$855,251
Municipal Fund

National	$1,306,969	$310,756	$996,213
Municipal Fund

New York	$291,194	$99,166	$192,028
Municipal Fund

	HOW TO REDEEM SHARES

     General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

     You may redeem Fund shares at any time by contacting E*TRADE Securities. If E*TRADE Securities transmits the redemption request so that it is received by the Transfer Agent or its designee by 3:00 p.m., Eastern time, on a business day, the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If a redemption request is received after such time, but by 8:00 p.m., Eastern time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day. If a redemption request is received after 8:00 p.m., Eastern time, the redemption request will be effective on the next business day. It is the responsibility of E*TRADE Securities to transmit a request on your behalf so that it is received in a timely manner. The proceeds of the redemption are credited to your account with E*TRADE Securities.

Redemption Commitment. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, each Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect a Fund's shareholders.

DETERMINATION OF NET ASSET VALUE

Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include considerations of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event a Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended November 30, 2005. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.

Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for regular business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his shares.

With respect to the California Municipal Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations which, when held by an individual, the interest therefrom is exempt from California personal income tax, and if the Fund qualifies as a management company under the California Revenue and Taxation Code, then the Fund will be qualified to pay dividends to its shareholders that are exempt from California personal income tax (but not from California franchise tax) ("California exempt-interest dividends"). However, the total amount of California exempt-interest dividends paid by the Fund to a non-corporate shareholder with respect to any taxable year cannot exceed such shareholder's pro rata share of interest received by the Fund during such year that is exempt from California taxation less any expenses and expenditures deemed to have been paid from such interest.

For shareholders subject to the California personal income tax, exempt-interest dividends derived from California Municipal Obligations will not be subject to the California personal income tax. Distributions from net realized short-term capital gains to California resident shareholders will be subject to the California personal income tax distributed by the Fund as ordinary income. Distributions from net realized long-term capital gains may constitute long-term capital gains for individual California resident shareholders. Unlike under Federal tax law, the California Municipal Fund's shareholders will not be subject to California personal income tax, or receive a credit for California taxes paid by the Fund, on undistributed capital gains. In addition, California tax law does not consider any portion of the exempt-interest dividends paid an item of tax preference for the purpose of computing the California alternative minimum tax.

Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) the availability of natural liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund.

Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, the Fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

      Disclosure of Portfolio Holdings. It is the policy of each Fund to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

      If the Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund’s custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of the Fund's portfolio holdings may be authorized only by the Fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

INFORMATION ABOUT THE FUNDS

Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of the National Municipal Fund, or two-thirds, in the case of the California Municipal Fund and New York Municipal Fund, of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The California Municipal Fund and New York Municipal Fund are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust (the "Trust Agreement") for each of these Funds disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholder for liabilities of the Fund.

Each Fund sends annual and semi-annual financial statements to all its shareholders.

Set forth below, as to each E*TRADE Class shares of each Fund are those shareholders known by the Fund to own of record 5% or more of a Class of shares of the Fund outstanding as of March 15, 2006.

California Municipal Fund
E*TRADE Class:	E*TRADE Clearing LLC, Cash Management, 10951 White Rock Road,

Rancho Cordova, CA 95670-6029 – owned of record – 100%.

New York Municipal Fund
E*TRADE Class:	E*TRADE Clearing LLC, Cash Management, 10951 White Rock Road,

Rancho Cordova, CA 95670-6029 – owned of record – 100%.

National Municipal Fund
E*TRADE Class:	E*TRADE Clearing LLC, Cash Management, 10951 White Rock Road,

Rancho Cordova, CA 95670-6029 – owned of record – 100%.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as independent auditors of each Fund.

APPENDIX A

Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Municipal Note Ratings

SP-1

The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's
Municipal Bond Ratings
Aaa

Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

A

Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Commercial Paper Ratings

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

Municipal Bond Ratings

The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A

Bonds rated A are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

APPENDIX B

RISK FACTORS—INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS

     The following information is a summary of special factors affecting investments in California Municipal bonds. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

General Information

      Economy. California's economy, the nation's largest and one of the largest in the world, has major sectors in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California's economy slipped into a recession, concentrated in the State's high-tech sector. The economy has since recovered, with 480,000 jobs gained between July 2003 and November 2005 compared with 367,000 jobs lost between January 2001 and July 2003. Current forecast project that during 2006 and 2007, the California economy will decelerate slightly but continue to grow at a rate close to the long-run average growth of the State economy.

     Broad measures of the national and California economies, such as inflation-adjusted gross domestic product ("GDP") and California personal income and taxable sales, posted solid gains in 2005, although slightly slower than in 2004. Year-over-year growth of real GDP and California personal income in the first three quarters of 2005, and California taxable sales in the first half of 2005, was higher than average yearly growth in the preceding ten years. California's GDP grew by 4.2% and 3.5% in 2004 and 2005, respectively. Personal income grew by 6.2% in 2004 and was 6.6% higher in the first three quarters of 2005. California taxable sales were more than 6% higher than a year ago in the first half of 2005; in 2004 taxable sales grew by 8.7%.

Population and Labor Force. The State's July 1, 2005 population of over

37 million represented over 12% of the total United States population. California's population is concentrated in metropolitan areas. As of the 2000 census, 97% resided in the 25 major metropolitan statistical areas in the State. As of July 1, 2004, the 5-county Los Angeles area accounted for 49% of the State's population, with over 17 million residents, and the

11-county San Francisco Bay Area represented 20%, with a population of over 7 million.

     The State's unemployment rate was 5.3% in May 2005, down from 6.2% in 2004, as the number of unemployed persons fell below 1 million for the first time in nearly four years. The national unemployment rate in May 2005 was 5.1%. California average level of nonfarm payroll employment was 1.6% in 2005, 0.6% higher than in 2004.

Recent Developments

     State Economy and Finances. Governor Schwarzenegger released the proposed budget for Fiscal Year 2006-07 on January 10, 2006 (the "2006-07 Proposed Budget"), which estimates that General Fund revenues are significantly higher than previously estimated for Fiscal Years 2004-05 and 2005-06. The budgetary reserve is now estimated to have been about $9.1 billion at June 30, 2005, and is projected to be $6.5 billion at June 30, 2006. The reduction reflects Fiscal Year 2005-06 General Fund expenditures in excess of revenues by about $2.6 billion.

     The 2006-07 Proposed Budget proposes a spending plan for Fiscal Year 2006-07 totaling $125.6 billion, of which $97.9 billion will be from the General Fund. General Fund revenues and transfers are estimated at $91.5 billion, with the difference being paid from the accumulated budget surplus from June 30, 2006, including an initial deposit of $460 million to the Budget Stabilization Account (the "BSA"). The 2006-07 Proposed Budget projects continuing economic growth in the nation and in California in calendar years 2006 and 2007, though at a slower rate than has been shown in the past two years.

     In early January 2006, the Governor also announced a major initiative (the "Strategic Growth Plan") to invest over $220 billion over the coming decade in State infrastructure improvements. The Strategic Growth Plan would utilize some $68 billion in new State general obligation bonds, as well as additional revenue bonds, federal and local funds and private investment. A corollary to the Strategic Growth Plan is a proposed Constitutional amendment to place a cap on general obligation bond and lease revenue bond spending so that debt service costs will not exceed 6% of General Fund revenues.

State Indebtedness and Financing

      The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including revenue anticipation notes ("RANs") and revenue anticipation warrants ("RAWs"), when due.

      General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on such bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of monies in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

      As of February 1, 2006, the State had outstanding approximately $47.92 billion aggregate principal amount of long-term general obligation bonds, of which $35.73 billion was payable primarily from the General Fund, and $12.19 million was payable from other revenue sources. As of February 1, 2006, there were unused voter authorizations for the future issuance of approximately $33.2 billion of long-term general obligation bonds . This latter figure consists of $18.17 billion of general obligation bonds which are authorized to be issued initially as commercial paper notes, and $15.02 million of authorized but unissued general obligation bonds. Of this unissued amount, $4.76 million is for bonds payable from other revenue sources (of which $115.57 million is authorized for commercial paper notes).

     The State is permitted to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. The State had outstanding $7.35 billion variable rate general obligation bonds, representing about 15.3% of the State's total outstanding general obligation bonds as of February 1, 2006.

     The Legislature has approved approximately $600 million of new bond authorizations to be placed on the June 2006 primary election ballot. A $9.95 billion bond measure for high speed rail projects has been placed on the November 2006 general election ballot, but legislation is pending to defer this measure until 2008 or remove it from the ballot entirely. Additional bond proposals may be added to the 2006 primary or general election ballots , including issuances proposed under the Strategic Growth Plan.

      Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issuances, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. The State issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the current bank credit agreement supporting the general obligation commercial paper program, not more than $1.5 billion in general obligation commercial paper notes may be outstanding at any time. This amount may be increased or decreased in the future. As of February 1, 2006, approximately $18.17 billion in such notes had been authorized and, as of that date, $758 million aggregate principal amount of general obligation commercial paper notes were outstanding.

      Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are then marketed to investors. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had approximately $7.8 billion General Fund-supported lease-purchase obligations outstanding as of February 1, 2006. The State Public Works Board, which is authorized to sell lease revenue bonds, had approximately $3 billion authorized and unissued as of February 1, 2006. In addition, as of that date, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by State leases.

      Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities , housing, health facilities and pollution control facilities. State agencies and authorities had approximately $49.76 billion aggregate principal amount of revenue bonds and notes outstanding as of December 31, 2005.

      Pension Obligation Bonds. Pursuant to the California Pension Restructuring Bond Act of 2004 (the "Restructuring Bond Act"), the State proposes to issue $560 million of pension obligation bonds to make Fiscal Year 2005-06 contributions to the California Public Employees' Retirement System ("CalPERS"). The net benefit to the General Fund will be $525 million. The payment of the debt service on the bonds would be payable from the General Fund. As with previous proposed pension bond issuances, the proposed issuance is the subject of a validation action brought by the Pension Obligation Bond Committee (the "Committee") for and on behalf of the State.

      Pursuant to the Restructuring Bond Act, the Committee authorized the issuance of bonds to pay a portion of the State's pension obligation for Fiscal Year 2004-05 or a subsequent fiscal year. The Committee initiated a validation action seeking court determination that the bonds will not be in violation of the Constitutional debt limit. The validation action was challenged in court, which prevented the issuance of the pension obligation bonds in time to pay the pension contribution during Fiscal Year 2004-05. The judge ruled on November 15, 2005 that the bonds were not valid. The Committee has filed a notice of appeal. The State has not included any pension obligation bonds in the 2006-07 Proposed Budget, but if the litigation is successful such bonds may be issued in the future.

      Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by voters at the Statewide primary election in March 2004. Proposition 57 authorizes the issuance of up to $15 billion of economic recovery bonds ("ERBs") to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a 1/4¢ increase in the State's sales and use tax that started July 1, 2004, but also is secured by the State's full faith and credit because the ERBs were approved by voters as general obligation bonds.

      The State issued $10.896 billion of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion during Fiscal Year 2003-04 (of which, approximately $9.2 billion was applied to Fiscal Year 2002-03 expenditures, and approximately $2 billion has been applied to offset Fiscal Year 2004-05 General

Fund expenditures) . The State may issue the remainder of authorized ERBs at any time in the future. The 2006-07 Proposed Budget assumes no ERBs will be issued in Fiscal Years 2005-06 or 2006-07.

     All proceeds from the 1/4¢ sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the ERBs are required to be applied to the early retirement of the ERBs. In addition, the following sources of funds are required to be used for early retirement of the ERBs: (i) fifty percent of each annual deposit, up to $5 billion in the aggregate, of future deposits in the BSA, and (ii) all proceeds from the sale of surplus State property. During the fourth quarter of 2005, $369 million of ERBs were retired early, and the State expects to have excess sales tax proceeds in early 2006 in order to retire $273 million of ERBs. The 2006-07 Proposed Budget assumes $460 million will be transferred from certain reserves during Fiscal Year 2006-07 to retire additional ERBs prior to December 31, 2006.

      Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in 19 of the last 20 fiscal years to partially fund timing differences between revenues and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any unapplied revenues in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay certain priority payments in the general areas of education, general obligation debt service, State employee wages and benefits and other specified General Fund reimbursements.

      On June 18, 2003, the State issued $10.97 billion of RAWs, which matured and were paid in full on June 16, 2004. The State also issued $3 billion of RANs on October 28, 2003, which matured and were paid in full on June 23, 2004. The State issued $6 billon of RANs on October 6, 2004, which matured on June 30, 2005. The State also issued $3 billion of RANs on November 10, 2005, which are scheduled to mature on June 30, 2006.

     Ratings. After reaching their lowest point in 2003, the ratings of the State's general obligation bonds have been raised by all three rating agencies in 2004 and 2005. S&P has raised the State's general obligation credit rating from "BBB" to "A." Moody's has raised the rating from "Baa1" to "A2." Fitch has raised the rating from "BBB" to "A." The most recent actions by Moody's and Fitch both took place in July 2005.

State Funds and Expenditures

      The Budget and Appropriations Process. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year. Under State law, the annual proposed budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the proposed budget, the Legislature takes up the proposal. The Balanced Budget Amendment ("Proposition 58"), which was approved by voters in March 2004, requires the State to adopt and maintain a balanced budget and establish an additional reserve, and restricts future long-term deficit-related borrowing.

      The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature. Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution.

      The General Fund. The monies of the State are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

      The Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State to the General Fund as necessary to meet cash needs of the General Fund. The State is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. At the end of each fiscal year, the State is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund. In certain circumstances, monies in the SFEU may be used in connection with disaster relief. For budgeting and general accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

      Inter-Fund Borrowings. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. If General Fund revenue is or will be exhausted, the State may direct the transfer of all or any part of the monies not needed in special funds to the General Fund. All money so transferred must be returned to the special fund from which it was transferred. As of January 31, 2006, there were no outstanding loans from the SFEU and other internal sources to the General Fund.

      Pension Trusts. The three principal retirement systems in which the State participates are CalPERS, the California State Teachers' Retirement System ("CalSTRS") and the University of California Retirement System ("UCRS"). The State's contribution to CalPERS and UCRS are actuarially determined each year, while the State's contribution to CalSTRS is established by statute.

     CalPERS administers the Public Employment Retirement Fund ("PERF"), which is a multiple-employer defined benefit plan. As of June 30, 2005, employer participants, in addition to the State, included 1,059 school districts and 1,523 other public agencies. As of the same date, PERF had 1,016,982 program members and 431,901 benefit recipients. The payroll for State employees covered by PERF for Fiscal Year 2003-04 was approximately $12.7 billion.

     Due to investment losses and increased retirement benefits, the State contribution to CalPERS, through the PERF, has increased from $156.7 million in Fiscal Year 2000-01 to an estimated $ 2.483 billion in Fiscal Year 2006-07. On April 19, 2005, the Board of Directors of CalPERS adopted a new policy for calculating the actuarial value of assets. The effect of this policy will reduce the State's Fiscal Year 2005-06 General Fund contribution to CalPERS by $152 million ($251.5 million from all funds) from what was originally budgeted for Fiscal Year 2005-06.

     CalSTRS administers the Teacher's Retirement Fund, which is an employee benefit trust fund created to administer the State Teachers' Retirement Plan ("STRP"). STRP is a cost-sharing, multi-employer, defined benefit pension plan that provides for retirement, disability and survivor benefits to teachers and certain other employees of the California public school system. State contribution to CalSTRS, through STRP, has increased from $902.4 million in Fiscal Year 2000-01 to an estimated $1.1 billion in Fiscal Year 2006-07.

      Welfare Reform. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "Law") fundamentally reformed the nation's welfare system. The Law included provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (2) deny certain Federal welfare and public benefits to legal non-citizens (amended by subsequent Federal law), allow states to elect to deny additional benefits (including TANF) to legal non-citizens, and generally deny almost all benefits to illegal immigrants; and (3) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. The block grant formula under the Law is operative through March 31, 2006.

      The California Work Opportunity and Responsibility to Kids ("CalWORKs") replaced the former AFDC and other similar programs effective January 1, 1998. Consistent with Federal law, CalWORKs contains time limits on receipt of welfare aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. CalWORKs caseloads are projected to increase modestly after many consecutive years of decline. Current projections are

484,000 cases in Fiscal Year 2005-06 and 487,500 in Fiscal Year 2006-07. Since CalWORKs' inception in January 1998, caseload has declined by nearly 34%, and the number of working recipients has increased from less than 20% in 1996 to nearly 40% in 2004.

      In Fiscal Years 2005-06 and 2006-07, California will continue to meet, but not exceed, the Federally required $2.7 billion combined State and county maintenance of effort ("MOE") requirement. In an effort to keep program expenditures within the TANF block grant and MOE amounts, attempt to alleviate the structural deficit between the State's revenues and expenditures, and better align CalWORKs program benefits with TANF programs in other states, the 2005 Budget Act suspended the July 2005 and July 2006 CalWORKs cost-of-living adjustments. The 2006-07 Proposed Budget also includes several proposals to maintain expenditures within available resources while continuing efforts to move people from welfare to work. These and other smaller CalWORKs program reductions are projected to result in net savings totaling $ 238.9 million in Fiscal Year 2006-07. Of these savings, $40 million is General Fund savings in other programs, which is achieved by using Federal TANF block grant funds to offset eligible General Fund expenditures .

     The 2006-07 Proposed Budget includes total CalWORKs-related expenditures of $6.7 billion for Fiscal Year 2006-07, compared to $6.8 billion for Fiscal Year 2005-06. Both years include an augmentation of $191.9 million for employment services to enable recipients to move off of aid and into sustainable employment. The 2006-07 Proposed Budget includes a TANF reserve of $181.4 million in Fiscal Year 2006-07, which is available for unanticipated needs in any program for which TANF funds are appropriated, including CalWORKs benefits, employment services, county administration, and child care costs.

     Federal authorization for the TANF program was recently approved and extended until September 30, 2010. The proposed enabling legislation will change countable work activities under TANF and apply new Federal work participation rates to the State's program. In addition, the Federal legislation will effectively eliminate the State's caseload reduction credit and the bulk of the State's caseload will be subject to the 50% work participation rate beginning in Federal fiscal year 2007. The State would need to make substantial investments in childcare and employment services in order to meet the increased work participation rate requirements if this proposal is adopted. Failure to meet these increased requirements could result in significant Federal penalties, currently estimated to total about $445 million over the next five years, but not payable until Fiscal Years 2009-10 and 2010-11.

      Local Governments. The primary units of local government in the State are counties, ranging in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

      In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax monies, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K- 12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

      The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 ("Amendment No. 4") dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was replaced by an increase in the amount of property tax that they receive. Under the State-local agreement and implementing legislation for Fiscal Years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive are reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies are required to shift $250 million, and special districts to shift $350 million, in property tax revenues they would otherwise receive to schools.

      As part of the State-local agreement, Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Amendment No. 4 amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approve the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Amendment

No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in Fiscal Year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended.

      Vehicle License Fee. A program to offset a portion of the VLF paid by vehicle owners was established in 1998. Beginning January 1, 1999, a permanent offset of 25% of the VLF became operative. Various pieces of legislation increased the amount of the offset in subsequent years to the existing statutory level of 67.5% . In June 2003, it was determined that insufficient General Fund monies were available to continue to fund any portion of the VLF offsets. Accordingly, the VLF paid by taxpayers returned to the pre-1999 level so the State would not be obligated to make any offset payments in Fiscal Year 2003-04. However, the offset suspension was rescinded by Governor

Schwarzenegger on November 17, 2003, and offset payments to local governments resumed. Local governments received backfill payments totaling $3.8 billion in Fiscal Year 2002-03, and $3.1 billion in Fiscal Year 2003-04.

     This level of offset provided tax relief of $4.3 billion in Fiscal Year 2003-04. Beginning in Fiscal Year 2004-05, the State-local agreement permanently reduced the VLF rate to 0.65% and eliminated the offset program. Amendment No. 4 codified the obligation of the State to provide replacement revenues to local governments for revenues lost as a result of the decrease in the VLF rate below the rate of 0.65% of the market value of the vehicle. The State-local agreement provided for the repayment by August 2006 of approximately $1.2 billion that was not received by local governments during the time period between the suspension of the offsets and the implementation of higher fees. The 2005 Budget Act provided for the early repayment of the entire $1.2 billion VLF backfill payments owed to local governments, which occurred in August 2005.

      Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. The State's trial court system will receive approximately $2.4 billion and $2.6 billion in State resources in Fiscal Years 2005-06 and 2006-07, respectively, and $475 million in resources from the counties in each fiscal year.

      State Appropriations Limit. The State is subject to an annual appropriations limit imposed by the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds or appropriations from funds that do not derive their proceeds from taxes. There are other various types of appropriations excluded from the Appropriations Limit , including appropriations required to comply with mandates of courts or the Federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative . The Appropriations Limit may be exceeded in cases of emergency.

      The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

      As of the release of the 2006-07 Proposed Budget, the Department of Finance projected the Appropriations Subject to Limit to be $15.24 billion and $ 15.89 billion under the Appropriations Limit in Fiscal Years 2005-06 and 2006-07, respectively.

      Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education primarily by guaranteeing K-14 schools a minimum share of General Fund revenues.

Any amount not funded by local property taxes is funded by the General Fund. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools a certain variable percentage of General Fund revenues, based on certain factors including cost-of-living adjustments, enrollment, and per capita income and revenue growth. Legislation adopted prior to the end of Fiscal Year 1988-89, implementing Proposition 98, determined the K-14 schools' funding guarantee to be 40.7% of the General Fund tax revenues, based on Fiscal Year 1986-87 appropriations. However, that percentage has been adjusted to approximately 39% to account for a subsequent redirection of local property taxes that directly affected the share of General Fund revenues to schools. Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain excess State tax revenues to K-14 schools.

      The 2006-07 Proposed Budget reflects Proposition 98 expenditures in Fiscal Years 2004-05 through 2006-07. The 2006-07 Proposed Budget includes full funding for statutory growth (0.21%) and cost-of-living adjustments (5.18%), and also reflects the deferral of Proposition 98 expenditures of $ 1.283 billion, $1.303 billion and $1.303 billion from Fiscal Years 2004-05 to 2005-06, 2005-06 to 2006- 07 and 2006-07 to 2007-08, respectively.

     In 2004, legislation suspended the Proposition 98 guarantee, which, at the time the 2004 Budget Act was enacted, was estimated to be $2.004 billion. That estimate, however, has been increased to $3.677 billion due to subsequent revenue growth in the General Fund This suspended amount is added to the existing maintenance factor. After estimated and proposed payments in Fiscal Years 2005-06 and 2006-07, the total estimated maintenance factor balance will be $1.3 billion at the end of Fiscal Year 2006-07. This maintenance factor balance is required to be restored to the Proposition 98 budget over future years.

     Appropriations for Fiscal Years 1995-96, 1996-97, 2002-03 and 2003-04 are estimated cumulatively to be $1.4 billion below the amounts required by Proposition 98 because of increases in State tax revenues above previous estimates. Legislation enacted in August 2004 annually appropriates $150 million per year, beginning in Fiscal Year 2006-07, to repay prior year Proposition 98 obligations. The current estimate of the remaining obligation is $1.292 billion. The 2005 Budget Act funded $16.8 million toward these settle-up obligations, which will reduce the first Fiscal Year 2006-07 settle-up appropriation, from $150 million to $133.2 million.

      Constraints on the Budgetary Process. Over the years, a number of laws and Constitutional amendments have been enacted that restrict the use of General Fund or special fund revenues, or otherwise limit the Legislature's and Governor's discretion in enacting budgets.

Proposition 1A, approved in 2004, limits the Legislature's power over local revenue sources. This, and other recent Constitutional amendments affecting the budget process, is described below.

      Proposition 58 (Balanced Budget Amendment). Proposition 58, approved in 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result, the State may have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for Fiscal Year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

      Proposition 58 requires that a special reserve (the BSA) be established in the General Fund. Beginning with Fiscal Year 2006-07, a portion of estimated annual General Fund revenues would be transferred into the BSA no later than September 30 of each fiscal year. These transfers would continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. The 2006-07 Proposed Budget proposes to transfer $920 million to the BSA.

      Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of RANs or RAWs currently used by the State, or inter-fund borrowings.

     Proposition 1A. Approved in 2004, Proposition 1A amended the State Constitution to reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to

8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship and two-thirds of both houses of the Legislature approves the borrowing. The amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax.

     Proposition 49 (After School Education Funding). An initiative statute, called the "After School Education and Safety Program of 2002," was approved by the voters in 2002, and requires the State to expand funding for before and after school programs in public elementary and middle schools. This increase is required in Fiscal Year 2006-07, and the 2006-07 Proposed Budget reflects a $428.4 million increase for these programs, for a total of $550 million. The 2006-07 Proposed Budget allocates $547.8 million for grants for before and after school programs, and $2.2 million for administrative costs. These additional funds are added to the Proposition 98 minimum funding guarantee for K-14 education and, in accordance with the initiative, cannot be reduced in future years unless the Proposition 98 guarantee is suspended.

      Tobacco Settlement. In 1998, the State signed the Master Settlement Agreement (the "MSA") with the four major cigarette manufacturers for payment of approximately $25 billion (subject to adjustment) over 25 years. Under the MSA, half of the money will be paid to the State and half to local governments. Payments continue in perpetuity, but the specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA allow reduction of payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain previously settled states and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

      State statutory law allows the issuance of revenue bonds secured by MSA revenues beginning in Fiscal Year 2003-04. An initial sale of 56.57% of the State's tobacco settlement revenues producing $2.5 billion in proceeds was completed in January 2003. A second sale of the remaining 43.43% of the State's tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003 ("Series 2003B Bonds"). In August 2005, the Series 2003B Bonds were refinanced, retaining all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco revenues fall short. In return for providing this covenant, the State was paid a credit enhancement fee of $525 million as part of the refinancing.

Sources of State Revenue

     The 2006-07 Proposed Budget estimates that General Fund tax revenues will increase by 6.7% in Fiscal Year 2005-06 and by 4.9% in Fiscal Year 2006-07. In 2004, the

Legislature created a personal income tax, corporate tax, and sales and use tax amnesty program for 2002 and prior tax years. Penalties were waived for taxpayers who applied for amnesty during the amnesty period of February 1, 2005 to March 31, 2005. Although taxpayers had to apply within this time frame, taxpayers who could have applied for amnesty but did not are subject to higher penalties if found to owe additional amounts for amnesty years. The May Revision to the 2005 Budget Act (the "2005-06 May Revision"), estimated a net multi-year General Fund revenue gain from the amnesty program of $380 million.

      Personal Income Tax. The California personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after Federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3% . Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax

("AMT"). The personal income tax structure is highly progressive. For instance, it is estimated that the top 1% of taxpayers paid 38.7% of the total personal income tax in the 2003 tax year.

     A proposal to add a 1% surcharge on taxable income over $1 million was approved by voters on the November 2004 election ballot. The proceeds of the tax surcharge are required to be used to expand county mental health programs.

      Taxes on capital gains and stock options, which are largely linked to stock market performance, add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 24.7% and as little as 5.6% of General Fund revenues over the last ten years. The 2006-07 Proposed Budget estimates that capital gains and stock option tax receipts will account for 12.9% of General Fund revenue in Fiscal Year 2005-06 and 13.1% of General Fund revenue in Fiscal Year 2006-07.

      Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

      As of January 1, 2006, the breakdown of the base State and local sales tax rate of 7.25% is as follows: 5% is imposed as a General Fund tax; 0.5% is dedicated to local governments for health and welfare program realignment; 0.5% is dedicated to local governments for public safety services; 1.0% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for the city and county general-purpose use; and 0.25% deposited into the Fiscal Recovery Fund which will be available for annual appropriation by the Legislature to repay the ERBs.

      Existing law provides that 0.25% of the basic 5% State tax rate may be suspended in any calendar year upon State certification by November 1 in any year in which the both following occur: (1) the General Fund reserve (excluding the revenues derived from the 0.25% sales and use tax rate) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% sales and use tax rate) and (2) actual revenues for the period May 1 through September 30 equal or exceed the 2005-06 May Revision forecast. The 0.25% rate will be reinstated the following year if the State subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2007.

      Corporation Tax. Corporation tax revenues are derived from the following taxes and/or sources: (1) the franchise tax and the corporate income tax, which are levied at an 8.84% rate on profits ; (2) banks and other financial corporations that are subject to the franchise tax plus an additional tax at the rate of 2% on their net income; (3) the AMT, which is imposed at a rate of 6.65%, is similar to the Federal AMT and is based on a higher level of net income computed by adding back certain tax preferences; (4) a minimum franchise tax of up to $800, which is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax (new corporations are exempted from the minimum franchise tax for the first two years of incorporation ); and (5) Sub-Chapter S corporations, which are taxed at 1.5% of profits.

      Taxpayers with net operating losses ("NOLs") are allowed to carry forward NOLs for tax purposes and deduct a portion in subsequent years. State law suspended the use of any carryover NOLs for the 2002 and 2003 tax years, but allowed taxpayers to deduct those losses beginning in the 2004 tax year and extended the expiration date for those losses by two years. The percent of a taxpayer's NOLs that can be carried forward also increased from 65% to 100% beginning January 1, 2004, for NOLs generated after that date. About 85% of NOLs are deducted from corporation taxes with the balance deducted from personal income tax.

      Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other state and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit sharing plans that are taxed at the lesser rate of 0.5%, surplus lines and nonadmitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.

      Other Taxes. Other General Fund major taxes and licenses include: estate, inheritance and gift taxes; cigarette taxes; alcoholic beverage taxes; horse racing license fees and trailer coach license fees.

      The California estate tax is based on the State death tax credit allowed against the Federal estate tax, and is designed to pick up the maximum credit allowed against the Federal estate tax return. The Federal Economic Growth and Tax Reconciliation Act of 2001 phases out the Federal estate tax by 2010. It also reduced the State pick-up tax by 25% in 2002, 50% in 2003, and 75% in 2004 and eliminates it beginning in 2005. These provisions sunset after 2010; at that time, the Federal estate tax will be re-instated along with the State's estate tax, unless future Federal legislation is enacted to make the provisions permanent.

      Special Fund Revenues. The State Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income: (i) receipts from tax levies, which are allocated to specified functions such as motor vehicle taxes and fees and certain taxes on tobacco products; (ii) charges for special services to specific functions, including such items as business and professional license fees; and (iii) rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties). Motor vehicle related taxes and fees accounted for approximately 37% of all special fund revenues in Fiscal Year 2004-05. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and VLFs. During Fiscal Year 2004-05, $8.2 billion was derived from the ownership or operation of motor vehicles. About $3.3 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners.

      Taxes on Tobacco Products. Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87¢ per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco and snuff at a rate equivalent to the tax increase on cigarettes. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. The State's excise tax proceeds are earmarked for childhood development, education, health, research and other programs.

State Economy and Finances

      The State economy grew strongly between 1994 and 2000 and, as a result, for the five fiscal years from 1995-96 to 1999-2000, General Fund tax revenues exceeded budget estimates. These additional funds were largely directed to school spending and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures. The State ended Fiscal Year 2000-01 with a budget reserve of $5.39 billion. During Fiscal Year 2001-02, however, the State experienced an unprecedented drop in revenues compared to the prior year. During Fiscal Years 2001-02 through 2003-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on onetime measures, internal borrowing, and external borrowing. The State also faced a cash flow crisis during this period, which was relieved by the issuance of RAWs in June 2002 and June 2003 and ERBs in early 2004.

      State Budget — Fiscal Year 2004-05. The 2004 Budget Act was adopted by the Legislature on July 29, 2004, and signed by the Governor on July 31, 2004. The 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7%), cost avoidance ($4.4 billion or 31.7%), fund shifts ($1.6 billion or 11.2%), loans or borrowing ($2.1 billion or 15.4%), and transfers and other revenue ($1.8 billion or 13.0%). Under the 2004 Budget Act, General Fund revenues were projected to increase 3.6%, from $74.6 billion in Fiscal Year 2003-04 to $77.3 billion in Fiscal Year 2004-05. Excluding the impact of the ERBs, General Fund expenditures were estimated to increase by 6.7%, from $75.6 billion in Fiscal Year 2003-04, to $80.7 billion in Fiscal Year 2004-05. The June 30, 2005 reserve was projected to be $768 million, compared to an estimated June 30, 2004 reserve of $2.198 billion.

      The 2004 Budget Act contained the following major components: (i) Rebasing Proposition 98 minimum funding guarantee at a level approximately $2 billion less than would otherwise be required for Fiscal Year 2004- 05; (ii) A new fee policy for higher education where future undergraduate and graduate level fee increases were tied to increases in per-capita personal income, with flexibility to increase fees by not more than an average of 10% a year over the next three years ; (iii) exclusion of any savings attributed to Medi-Cal redesign, but inclusion of $992 million in reductions in various social service programs from otherwise mandated levels. 4. The 2004 Budget Act eliminates; (iv) elimination of State contributions to CalPERS on behalf of new State employees for the first two years of employment ; (v) assumption of the issuance of $929 million in pension obligation bonds to pay a portion of the pension obligations in Fiscal Year 2004-05; (vi) elimination of the VLF offset program beginning in Fiscal Year 2004-05; and (vii) inclusion of $300 million in additional revenues as a result of the renegotiation of tribal gaming compacts and the negotiation of new compacts with tribes that wish to expand gaming activities.

     In Fiscal Year 2004-05, education fees were increased 14% for undergraduates and 20% for graduate students. The 2004 Budget Act also included $750 million in various spending reductions for higher education from otherwise mandated levels. In addition, the 2004 Budget Act assumed the issuance of $929 million pension obligation bonds to cover a portion of the State's required contributions to CalPERS in Fiscal Year 2004-05. The pension bonds were not issued in Fiscal Year 2004-05 due to litigation delays.

      Approximately $2 billion of ERB proceeds were used to offset General Fund expenditures in Fiscal Year 2004-05. In contrast, in Fiscal Year 2003-04, aggregate borrowings to address current expenses and accumulated deficits were estimated at $11.5 billion, including $2.3 billion of tobacco securitization proceeds and $9.2 billion of economic recovery proceeds (representing approximately $11.254 billion of total bond proceeds, less $2 billion deposited into the Deficit Recovery Fund).

The 2004 Budget Act authorized the State to sell the revenue stream to be received from payments made by certain Indian tribes to secure up to $1.5 billion of securities, the proceeds of which will be used by the State to repay prior transportation loans. Pending litigation relating to the Indian gaming compacts could also affect these additional revenues and securities issuance. The State now only assumes the receipt of $19 million in such revenues in Fiscal Year 2004-05.

      The 2004 Budget Act also included: (i) $1.206 billion in savings for the suspension of the Transportation Investment Fund transfer; (ii) $450 million in savings from deposits of punitive damages awards used to offset General Fund costs in Fiscal Year 2004-05; (iii) $206 million for spending reduction that would result from changes in the correctional system; and (iv) $150 million of additional savings.

     Fiscal Year 2004-05 Revised Estimates. The 2005-06 May Revision projected that the State would end Fiscal Year 2004-05 with a reserve of $6.073 billion, up approximately $5.305 billion from estimates made at the time of the 2004 Budget Act. Under the 2005 Budget Act, General Fund revenues and transfers for Fiscal Year 2004-05 were projected at $79.9 billion, an increase of $2.6 billion compared with 2004 Budget Act estimates. These revenue and transfer projections include the following significant adjustments since the 2004 Budget Act: (i) $3.779 billion increase in major tax revenues due to the improved economic forecast; (ii) $281 million loss in revenues due to delays in renegotiations of tribal gaming compacts; (iii) $577 million loss in revenues due to pending litigation contesting the issuance of pension obligation bonds; and (iv) $3.457 billion gain to beginning balance for amnesty related payments, which is offset by a $1.364 billion loss in revenues related to refunds/accelerations related to amnesty revenues.

     Under the 2005 Budget Act, General Fund expenditures for Fiscal Year 2004-05 are projected at $81.7 billion, an increase of $1.0 billion compared with 2004 Budget Act estimates. These expenditure projections include the following significant increases (some of which are offset by certain reductions) since the 2004 Budget Act: (i) $258 million in additional Proposition 98 expenditures; (ii) $450 million in additional expenditures due to the elimination of the assumption that punitive damages award revenues would be available for deposit into the General Fund; (iii) $150 million in additional expenditures due to the elimination of certain reorganization savings; (iv) $352 million in additional expenditures due to pending pension obligation bonds litigation (this expenditure is now shifted to Fiscal Year 2005-06, assuming the issuance of pension obligation bonds); (v) $157 million in additional expenditures due to enrollment and population growth; (vi) $101 million in additional expenditures for nursing facilities, and (vii) $88 million in additional expenditures for increased trial court costs.

     As of the 2006-07 Proposed Budget, Fiscal Year 2004-05 ended with a budgetary reserve of approximately $9.12 million, an increase of $2.3 billion from the 2005 Budget Act estimates.

Most of this increase is attributed to stronger receipts in personal income tax ($706 million), corporation tax ($996 million), and sales and use tax ($526 million), which were attributed to Fiscal Year 2004-05.

     For budgetary purposes, revenues from the tax amnesty program resulted in a carry-over adjustment increasing the beginning General Fund balance for Fiscal Year 2004-05 by $3.8 billion. This carry over adjustment will be reduced by $1.5 billion in Fiscal Year 2004-05, $1.1 billion in Fiscal Year 2005-06 and $0.9 billion in Fiscal Year 2006-07, to account for refunds and the recognition of income. The estimated net multi-year General Fund revenue gain from the amnesty program of $380 million constitutes one-time revenue to the State.

     State Budget — Fiscal Year 2005-06. The 2005 Budget Act was adopted by the Legislature on July 7, 2005, and signed by the Governor on July 11, 2005. Under the 2005 Budget Act, General Fund revenues and transfers were projected to increase 5.7%, from $79.9 billion in Fiscal Year 2004-05 to $84.5 billion in Fiscal Year 2005-06. The revenue projections assumed continued but moderating growth in California's economy. The 2005 Budget Act contained General Fund appropriations of $90 billion, compared to $81.7 billion in Fiscal Year 2004-05. The difference between revenues and expenditures in Fiscal Year 2005-06 was funded by using a part of the $7.5 billion fund balance at June 30, 2005. The June 30, 2006 reserve was projected to be $1.302 billion, compared to an estimated June 30, 2005 reserve of $6.857 billion. About $900 million of this reserve was to be set aside for payment in Fiscal Year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005. The 2005 Budget Act also included special fund expenditures of $23.3 billion and bond fund expenditures of $4 billion.

The 2005 Budget Act contained the following major components:

Proposition 98—General Fund expenditures were proposed to increase by $2.582 billion (7.6%), to $36.6 billion, due to increases in the Proposition 98 guaranteed funding level resulting from increases in General Fund revenues in Fiscal Year 2005-06, adjusted for changes in local revenues. The 2005 Budget Act also reflected savings of $3.8 billion in Fiscal Year 2004-05, which would be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

Higher Education—The 2005 Budget Act marked the first year of funding for the Higher Education Compact, which was signed in 2004 to provide funding stability and preserve educational quality at the State's colleges and universities over the next six fiscal years in exchange for improved accountability in a variety of key student performance measures. The 2005 Budget Act provided for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion from the General Fund.

Health and Human Services—Expenditures for these programs increased by $2.1 billion (8.5%), to $27.1 billion. This increase included higher Medi-Cal expenditures of $1.3 billion, Department of Developmental Services expenditures of $152 million, Department of Mental Health expenditures of $306 million and Department of Social Services expenditures of $55 million. The 2005 Budget Act reflected the suspension of the July 2005 and 2006 CalWORKs grant cost-of-living-adjustments, yielding General Fund savings of $136 million and $139 million in Fiscal Years 2005-06 and 2006-07, respectively. The 2005 Budget Act further assumed that certain cost-of-living adjustments for recipients would be suspended for estimated General Fund savings of $132 million, $407.5 million and $281 million in Fiscal Years 2005-06, 2006-07 and 2007-08, respectively.

Retirement and Employee Compensation—The 2005 Budget Act provided fully funded the State's statutory obligations to STRP, and also reflected an augmentation of $355 million for salary increases and dental and vision premium increases.

VLF Gap Loan Repayment—The 2005 Budget Act fully repaid the $1.2 billion that local governments lost between July and October of 2003, when the VLF offset program was temporarily suspended.

Transportation Funding—The Proposition 42 transfer was fully funded at an estimated $1.3 billion. The 2005 Budget Act included a proposal to provide about $1 billion for transportation programs from the sale of future receipts of gaming revenues from new compacts with several Indian tribes. The sale, and a related bond issue, are waiting for resolution of litigation concerning these compacts. In total, these two funding sources would provide additional funding of approximately $1.5 billion for certain transportation programs.

Financial Instruments—The 2005 Budget Act reflected the State's issuance of pension obligation bonds to fund approximately $525 million of the State's Fiscal Year 2005-06 retirement obligation to CalPERS. The State will make interest-only payments of approximately $33.6 million from Fiscal Year 2006-07 through Fiscal Year 2010-11 and $56.5 million in each fiscal year from 2011-12 through 2026-27. An adverse court ruling and the time required for an appeal makes it unlikely these bonds can be issued as planned.

     Fiscal Year 2005-06 Revised Estimates. The 2006-07 Proposed Budget revised various revenue and expenditure estimates for Fiscal Year 2005-06. The 2006-07 Proposed Budget projects that the State will end Fiscal Year 2005-06 with a budgetary reserve of $6.5 billion, up $5.2 billion from prior estimates as a result of $2.3 billion higher revenues in Fiscal Year 2004-05. Under the 2006-07 Proposed Budget, General Fund revenues and transfers for Fiscal Year 2005-06 are projected at $87.7 billion, an increase of $3.2 billion compared with previous estimates. This includes the following significant adjustments since the 2005 Budget Act: (i) $3.242 billion increase in major tax revenues due to the improved economic forecast, (ii) $198 million increase due to higher property-related revenues, and (iii) $252 million loss in revenues due to not issuing pension obligation bonds as a result of the pending litigation.

     Under the 2006-07 Proposed Budget, General Fund expenditures for Fiscal Year 2005-06 are projected at $90.3 billion, an increase of $300 million compared with prior estimates. This includes the following significant changes since the 2005 Budget Act: (i) $273 million loss of expenditure savings due to not issuing pension obligation bonds as a result of the pending, (ii) $126 million in additional expenditures for employee compensation, (iii) $117 million in additional expenditures due to caseload growth in the Medi-Cal program, (iv) $280 million decrease in Proposition 98 expenditures, and (v) $174 million decrease in non-Proposition 98 K-

12 expenditures.

     State Budget — Fiscal Year 2006-07. The 2006-07 Proposed Budget, released on January 10, 2006, estimates that the operating deficit for Fiscal Year 2006-07 will be $6.3 billion. However, the 2006-07 Proposed Budget is balanced by using a large part of the Fiscal Year 2005-06 ending fund balance. After taking into consideration the adjustments of $1.6 billion for the repayment or prepayment of prior obligations, including $460 million to prepay the ERBs, the effective operating deficit for Fiscal Year 2006-07 is $4.7 billion.

     The 2006-07 Proposed Budget projects to end Fiscal Year 2006-07 with a $613 million total reserve, including $460 million in the BSA pursuant to Proposition 58. General Fund revenues and transfers for Fiscal Year 2006-07 are projected at $91.5 billion, an increase of $3.9 billion compared with revised estimates for Fiscal Year 2005-06. The 2006-07 Proposed Budget, among other assumptions, reflects an increase in Fiscal Year 2006-07 major revenues of $4.8 billion (5.7%) due to continued economic growth and, to a lesser extent, the following revenue proposals: (i) conformity with Federal treatment of certain medical accounts, resulting in revenue losses of $3 million, $8 million and $15 million in Fiscal Years 2005-06, 2006-07 and 2007-08, respectively; (ii) suspension of the tax credit for teachers for the 2006 tax year, resulting in a revenue gain of $210 million in Fiscal Year 2006-07; and (iii) extension of the enhanced collection of use tax on vehicles, vessels, and aircraft through June 30, 2007, resulting in a revenue gain of $35 million in Fiscal Year 2006-07.

     General Fund expenditures for Fiscal Year 2006-07 are projected at $97.9 billion, an increase of $7.6 billion, or 8.4%, compared with revised estimates for Fiscal Year 2005-06. The increase is due to: (i) $5.3 billion in additional mandated program cost; (ii) $1.7 billion to prepay Proposition 98 maintenance factor; (iii) $300 million in additional amount to prepay or repay prior obligations; and (iv) $300 million in policy choices.

     The 2006-07 Proposed Budget contains the following major components, in addition to the efforts to reduce the operating deficit described above:

     1. Repayments or Prepayments of Prior Obligations – $1.627 billion of repayments or prepayments of prior obligations is proposed as follows: (1) $920 million for advance payment of a portion of the Proposition 42 loan due in Fiscal Year 2007-08; (2) $460 million for early retirement of the ERBs; (3) $98 million to repay non-Proposition 98 mandates; and (4) $149 million to repay loans from special funds.

     2. Proposition 98 – Proposition 98 General Fund expenditures are proposed at $40.5 billion, which is an increase of $4.1 billion (11.4%) compared to the revised Fiscal Year 2005-06 estimate. This level of funding a total Proposition 98 over-appropriation of $2.1 billion for Fiscal Year 2006-07.

     4. K-12 Education – The 2006-07 Proposed Budget proposes $66.2 billion in spending on K-12 education, an increase of $4.1 billion from the revised Fiscal Year 2005-06 estimate. General Fund expenditures are proposed at $40 billion (includes funds provided for prior year settle-up obligations), an increase of $3.9 billion (10.9%).

     5. Higher Education – The 2006-07 Proposed Budget proposes General Fund expenditures of $11.2 billion, an increase of $1.1 billion (10.5%) over Fiscal Year 2005-06. The

2006-07 Proposed Budget marks the second year of funding for the Higher Education Compact, which provide funding stability and preserve educational quality in exchange for improved accountability in a variety of key student performance measures. The 2006-07 Proposed Budget proposes additional aggregate funding of approximately $130 million for State universities so that student fees will remain at current levels.

     6. Health and Human Services – The 2006-07 Proposed Budget proposes $28.4 billion General Fund to be spent on Health and Human Services programs, which is an increase of $1.2 billion (4.4%) from revised Fiscal Year 2005-06 estimates. This increase includes the following major adjustments: (i) an increase of $47.3 million to bolster State and local capacity to prevent and respond to disease outbreaks and natural or intentional disasters; (ii) an increase of $34.2 million to promote and maximize enrollment in Medi-Cal and the Healthy Families Program; (iii) caseload and other workload increases totaling $1.3 billion; (iv) CalWORKs reductions of $198.9 million to maintain expenditures at Federally required levels; (v) savings of $48.1 million in Fiscal Year 2006-07 and over $185 million in Fiscal Year 2007-08 by continuing to suspend the pass-through of certain cost of living adjustments.

     7. Transportation Funding – The 2006-07 Proposed Budget includes $1.4 billion to fully fund Proposition 42 in Fiscal Year 2006-07 and $920 million for advance payment of a portion of the Proposition 42 loan due in Fiscal Year 2007-08. Approximately $430 million remains to be paid in Fiscal Year 2007-08. The 2005 Budget Act assumed repayment of a portion of outstanding transportation loans with $1 billion in bond proceeds derived from certain Indian gaming revenues to specified transportation programs. There have been several lawsuits that prevented the bonds from being sold in Fiscal Year 2004-05. The 2006-07 Proposed Budget assumes the bond sale will occur in the spring of 2006, but this date will continue to be adjusted as the legal issues are evaluated.

     8. Budget Stabilization Account – The 2006-07 Proposed Budget fully funds the transfer of $920 million to the BSA, pursuant to Proposition 58. Half of this amount, or $460 million, will remain in the BSA as a reserve. The other half will be further transferred for the purpose of early retirement of ERBs.

Litigation

      The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

      Challenge Seeking Payment to Teacher's Retirement Board. In May 2003, the Legislature statutorily reduced a continuing appropriation to CalSTRS Supplemental Benefit Maintenance Account ("SBMA") for Fiscal Year 2003-04 by $500 million, and provides that in future fiscal years, the $500 million may be returned if needed to make the SBMA actuarially sound. In October 2003, CalSTRS petitioned the California Supreme Court (Teacher's

Retirement Board, as Manager of the California State Teachers, Retirement System, et al. v. Donna Arduin, Director of California Department of Finance, and Steve Westly, California State Controller) to compel the State Controller to transfer funds from the General Fund to the SBMA in an amount equal to the continuing appropriation as it existed prior to the enactment of the legislation. Plaintiffs also sought injunctive and declaratory relief to the same effect. On May 4, 2005, the trial court granted plaintiffs' motion for summary judgment. The court declared that the statutory reduction unconstitutionally impairs CalSTRS members' vested contractual rights. The court further ordered the issuance of a peremptory writ of mandate commanding the Controller to transfer $500 million from the General Fund to SBMA. The judgment also will include an award of interest in an as yet unknown amount at the rate of 7% per annum both pre- and post-judgment. However, because the Legislature has not appropriated funds to pay such interest, the Superior Court cannot, and did not, compel the payment of any pre- or post-judgment interest. The State has appealed the decision, and the plaintiffs and an intervening party have filed cross-appeals.

      Tax Refund Cases. Five pending cases challenge the Franchise Tax Board's (the "FTB") treatment of receipts from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation. In General Motors Corp. v. Franchise Tax Board, the California Supreme Court granted General Motors' petition for review of the appellate court's ruling in favor of the FTB.

Toys "R" Us, Inc. v. Franchise Tax Board is pending in appellate court . The trial court inToys "R" Us ruled in favor of the FTB on this issue . Montgomery Ward LLCv . Franchise Tax Board and Colgate Palmolive v. Franchise Tax Board are both pending in trial court. The Colgate matter has been stayed, pending the Supreme Court's decision in General Motors. On February

25, 2005, the appellate court issued an unpublished opinion in Microsoft Corporation v. Franchise Tax Board in which the court ruled in favor of the FTB. On June 8, 2005, the California Supreme Court granted review. Other taxpayers have raised this same issue in administrative actions. On July 28, 2005, the appellate court issued an unpublished opinion in

The Limited Stores, Inc. and Affiliates v. Franchise Tax Board in which the court ruled in favor of the FTB. On October 26, 2005, the California Supreme Court granted review but deferred any action until the resolution of the General Motors and Microsoft cases. A final decision in favor of any of these plaintiffs could result in tax refunds to similarly situated taxpayers in an amount exceeding $400 million, with a potential future annual revenue loss of $85 million. The State is vigorously litigating this issue.

     Two pending cases challenge the imposition of limited liability company fees by the FRB. In Northwest Energetic Services, LLC v. Franchise Tax Board, plaintiffs seek a refund of fees, interest and penalties from 1997-2001, and in Ventas Finance I, LLC v. Franchise Tax Board, plaintiffs seek a similar refund for 2001-2003. In both cases, the plaintiffs allege the State statute permitting the fees is unconstitutional and that the FRB's exercise of authority under the statute is an improper exercise of the State's police powers. A final decision in favor of the plaintiffs applied to all similarly situated taxpayers could result in a loss of annual revenue in excess of $250 million.

      Environmental Cleanup Matter. In the matter of Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California, the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board (the "Board"), which is the State entity potentially responsible for performing certain environmental remediation at the Leviathan Mine site. Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the Environmental Protection Agency (the "EPA") "Superfund" List, and both remediation costs and costs for natural resource damages may be imposed on the State. The Board has undertaken certain remedial action at the mine site, but the EPA's decision on the interim and final remedies are pending. ARCO has filed several state law claims against the State with the California Victim Compensation and Government Claims Board (an administrative agency with which certain claims must be filed as a prerequisite to litigation seeking damages against the State), but litigation on these claims have been tolled by agreement of the parties until October 2006. It is possible these matters could result in a potential loss to the State in excess of $400 million.

     In Carla Clark, et. Al. v. City of Santa Rosa, et. al, 32 plaintiffs who own property or live in Santa Rosa brought a toxic tort case alleging that water wells supplying water to their homes were contaminated by carcinogenic chemicals. The State is sued under a mandatory duty theory premised on an alleged violation of The Safe Drinking Water and Toxic Enforcement Act of 1986. Plaintiffs allege property damage and a variety of physical and psychological maladies including birth defects, medical monitoring costs and damages for fear of cancer. Plaintiffs allege monetary damages in excess of $400 million.

      Energy-Related Matters. In People v. ACN Energy, Inc., et al., the court is considering whether and to what extent compensation is due to market participants who have claimed compensation as a result of certain executive orders issued under the California Emergency Service Act "commandeering" power purchase arrangements held by Pacific Gas & Electric Company ("PG&E") and Southern California Edison ("SCE"), referred to as "block forward contracts." In this action, the State seeks a declaration that it is not liable for damages as a result of these orders, nor for compensation for inverse condemnation, and that any damages suffered by any of the defendants is offset by payments made by the Department of Water Resources ("DWR") for electricity received under the commandeered block forward contracts. Complaints and cross-complaints for inverse condemnation, recovery under the Emergency Services Act and other causes of action brought by various electric utilities and numerous other market participants have been joined. In an administrative proceeding before the Government Claims Board, which was dismissed on procedural grounds, the California Power Exchange stated claims for "commandeering" the "block forward contracts" in the amount of approximately $ 1 billion. The State contends it is not liable for damages as a result of these orders, nor for any compensation for inverse condemnation, and that any damages are offset by payments made by DWR for electricity received under the "commandeered" block forward contracts.

      Escheated Property Claims. In three pending cases, plaintiffs claim that the State Controller has a constitutional and statutory duty to give notice prior to the time that the Controller sells property that has escheated to the State: Lusby-Taylor v. Westly, Porcile v. Westlyand Suever v. Westly. The plaintiffs seek damages, which certain plaintiffs have articulated being the amount of the difference between the amount they were paid for the stock upon its sale, and either the current value of the stock or the highest market value of the stock between the date the stock was sold and the present. The State is vigorously defending all of these action. The Porcile case has been dismissed, but prior to dismissal, it was coordinated with two other actions that raised similar issues: Meyer v. Westly and Browne v. Westly. The coordinated action is being litigated in State trial court. The State has prevailed at the trial court in Suever, which is now pending appeal. Lusby-Taylor has been stayed by the Federal trial court pending consideration by the appellate court of the plaintiffs' appeal from the trial court's denial of plaintiffs' motion for a preliminary injunction. If one or more of these cases are successful as a class action and the class ultimately prevails on the merits, damages for the class could be in excess of $500 million. All of these cases are styled as class actions, although no class has yet been certified in any of the cases. The State has ultimately prevailed in two similar cases in which plaintiffs also claimed that the Controller's unclaimed property notice practices were unconstitutional and failed to meet statutory requirements (Fong v. Westly and Harris v. Westly).

      In three pending cases, plaintiffs claim that the State Controller has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property: Morris v. Westly; Trust Realty Partners v. Westly and Coppoletta v. Westley. The Trust Realty lawsuit focuses on the State's elimination of interest payments on unclaimed property claims, and the Morris lawsuit challenges both the elimination of interest and whether the State's custodial use of escheated funds entitles the claimant to constructive interest. The Morris case seeks a class action determination, and identifies a purported class that could be interpreted to include all persons or entities whose property has been taken into custody by the State. On behalf of the articulated class, the plaintiff in Morris seeks a declaration that failure to pay interest is an unconstitutional taking and, among other things, an injunction restraining the State Controller from pursuing the practices complained of in the complaint. The Trust Realty Partners case is not styled as a class action suit, but in addition to seeking general and special damages in a sum according to proof at trial, the case seeks a common fund recovery and an injunction restraining the Controller from engaging in the acts alleged in the complaint. The Coppoletta case raises issues analogous to those in Morris and also asks that the unclaimed property law be construed as creating a trust for the benefit of the true owner. If the Morris case ultimately prevails as a class action, or the injunctions prayed for in theTrust Realty Partners cases are issued and upheld, in any case to require the State Controller to pay interest on escheated property as the plaintiffs allege is required by law, costs to the State could be in excess of $500 million.

      Action Seeking Damages for Alleged Violations of Privacy Rights. In Gail Marie Harrington-Wisely, et al. v. State of California, et al., a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering state prisons for contraband. This matter has been certified as a class action . The trial court granted summary judgment in favor of the State and dismissed all damages claims, leaving only a taxpayer claim for injunctive relief. Plaintiffs have file a motion for reconsideration, which is pending. If a court were to revive the damages claims and award damages pursuant to its statutory authority for every use of the body-imaging machine, damages could be as high as $3 billion.

     Two pending cases involve due process constitutional challenges to an individual being placed on the state's child abuse central index prior to the conclusion of a noticed hearing: Burt v. Country of Orange, et al. and Gomez v. Saenz, et al. The court in Burt stated that prior to being placed on the index, a person is entitled to a hearing. However, the court did not decide what sort of hearing would suffice. This is the subject at issue with the current trial court. Depending on the type and scope of the hearing that the trial court might order, and the number of individuals currently on the index that might be entitled to a hearing prior to remaining in the index, the costs to the State related to conducting these hearings could be in excess of $500 million.

     The plaintiff in Gilbert P. Hyatt v. Franchise Tax Board was subject to an audit by the FTB involving a claimed change of residence from California to Nevada. Plaintiff filed a tort action in Nevada alleging invasion of privacy and interference with his business relationships arising from the FTB's audit. A Nevada jury trial is currently scheduled to commence in August 2006. Plaintiff is expected to seek damages exceeding $500 million. The State is vigorously contesting this action.

      Action Seeking A Cost of Living Adjustment for CalWORKs Recipients. Juana Raquel Guillen, et. al. v. Schwarzenegger, et. al., is currently pending before an appellate court. The trial court determined that the Governor's reduction of the VLF in 2003 constituted an "increase in tax relief," thus statutorily triggering an upward cost of living adjustment for CalWORKs recipients. The petitioners seek a cost of living adjustment, beginning with Fiscal Year 2003-04. The estimated cost to the State is estimated to be approximately $350 million.

      Actions Seeking Program Modification. In the following cases, plaintiffs seek court orders or judgments that would require the State to modify existing programs and, except as specified, do not seek monetary damages. Nevertheless, a judgment against the State in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the State in a future fiscal year in excess of $250 million.

Alternatively, in some circumstances, it may be possible that a judgment against the State could be addressed by legislative changes to the program that would cost less.

      In Natural Resources Defense Council et al. v. California Department of Transportation et al., plaintiffs obtained an injunction requiring the Department of Transportation (the "DOT") to comply with National Pollution Discharge Elimination System requirements under the Federal Clean Water Act in connection with storm water discharges from State highways and construction sites in the area that includes Los Angeles and Ventura Counties. There is an established dispute resolution procedure intended to resolve disputes without a return to Federal court. Subsequent modifications of the injunction have provided for, among other things, studies of pilot projects to address control of the sources of storm water pollution and the performance of studies of pilot projects to retrofit highways with storm water pollution control facilities. There has been no agreement regarding what measures arising out of these studies will be implemented. Plaintiff's position is that the DOT should be required to retrofit its facilities with devices to treat storm water regardless of whether any construction is planned in any given area. For planning purposes, the DOT is including an additional 3% in the cost of all construction and maintenance projects to pay for compliance measures. This 3% increase amounts to $500 million through Fiscal Year 2006-07. While the impact of a judgment of the scope sought by the plaintiffs is difficult to determine, it is possible that a judgment that would require the State to retrofit all its highway facilities throughout the State could cost billions of dollars.

      The matter of Conlan v. Bonta is pending in appellate court. A prior appellate court held that the State's Medi-Cal program violated Federal law due to untimely reimbursements to patients. The Department of Health Services was ordered to develop a compliance program to implement a timely reimbursement window. The trial court, on remand, rejected the proposal and ordered the Department to take additional steps to reimburse patients. The pending action is the Department's appeal of that order. The State estimates that the costs of a program and the related reimbursements could total over $250 million, which the State believes would not be eligible for Federal offsets.

      The following cases seek reforms to State programs for the treatment of institutionalized disabled persons. Some rough estimates suggest the financial impact of a judgment against the State in any of these cases could be as high as $1 billion per year in programming costs going forward.

      In Stephen Sanchez, et al. v. Grantland Johnson, et al., the plaintiffs have appealed a decision dismissing a class action seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act (the "ADA") and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act because they result in unnecessary institutionalization of developmentally disabled persons. The appellate court upheld the trial court's judgment finding that California has a comprehensive plan for deinstitutionalization of the developmentally disabled, and that plaintiffs do not have a right to sue California regarding Medi-Cal rates. Plaintiffs filed petitions for rehearing en banc, which were denied by the appellate court.

      In Capitol People First v. Department of Developmental Services, a consortium of state and national law firms and public-interest groups brought suit against the Department of Finance, California Department of Developmental Services and California Department of Health Services. The suit alleges that defendants are violating the Lanterman Act, the ADA, and the Rehabilitation Act by needlessly isolating thousands of people with developmental disabilities in large facilities. The case seeks sweeping reforms, including requiring the State to offer a full range of community-based services.

     Actions to Increase Amount of State Aid for Foster or Adopted Developmentally Disabled Dependent Children. Ten pending class action lawsuits challenge the amount of aid provided by the State for the care of dependent children (either in foster care or adopted) who have also been determined to be developmentally disabled by a regional center. These cases have been coordinated Butler v. Department of Social Services. Specifically, plaintiffs assert that they were entitled to, but did not receive, the Alternative Residential Model (ARM0 rate but have instead been receiving the standard AFDC-FC (foster care) rate and/or the AAP (adoption assistance program) rate. A final decision in favor of these plaintiffs could exceed $450 million. The State is vigorously litigating this issue.

      Local Government Mandate Claims and Actions. In a test claim filed by the County of San Bernardino, now pending before the Commission on State Mandates (the "Commission"), the Commission is being asked to determine the costs incurred by the county to provide state-mandated care of medically indigent adults ("MIAs"). The amount demanded in the claim for unreimbursed costs for Fiscal Year 2000-2001 is just over $9.2 million. The test claim poses a potential for a negative impact on the General Fund in the amount of the unreimbursed costs for all similarly situated county claimants for a period of years, as determined by the Commission. Certain estimates of the annual cost of the services rendered by all counties to MIAs exceed $4 billion. How much of that will be determined to be

"unreimbursed" to the counties by the State is unknown.

      In recent years, the counties have received approximately $1 billion annually in VLF revenue and $410 million annually in sales tax revenue to fund various public health programs, which include the programs that provide services to MIAs. The State law that authorized the transfer of the portion of this revenue to the counties and the authority to transfer the revenue to the counties were automatically repealed as a result of a provision of State law, which was triggered as a result of a separate final appellate court decision that awarded the County of San Diego unreimbursed costs for medical services rendered to MIAs. Various regulatory and statutory steps have been and are being taken to address this reduction in revenues.

      Two lawsuits are pending that challenge the State's practice in recent years of deferring payments to local governments for certain state-mandated services and programs by making a budgetary appropriation of $1,000 for each program, to be divided among all 58 counties. These lawsuits were consolidated in San Diego Superior Court

(County of San Diego v. State of California, et al; and County of Orange v. State of California, et al). These plaintiff counties are seeking full payment for the un-reimbursed costs of implementing a variety of programs over the last few years. The County of San Diego has alleged un-reimbursed costs in excess of $40 million through Fiscal Year 2003-04 for a variety of programs. The County of Orange has alleged in excess of $116 million for un-reimbursed state-mandated costs. The effects of a final determination by an appellate court that the contested appropriation practices are unconstitutional or that the State is required to appropriate an amount equal to the amount of the mandated costs, if applied to each of California's 58 counties, could result in costs in excess of $1.5 billion for existing un-reimbursed mandates.

     Following a trial, the court's tentative decision is to find the State liable for all costs claimed by the counties, and to require the State to make equal annual payments to the counties for the statutorily-prescribed 15-year term. An appeal will likely follow.

      Actions Seeking to Enjoin Implementation of Certain Tribal Gaming Compacts. In June 2004, the State entered into amendments to tribal gaming compacts between the State and five Indian Tribes (the "Amended Compacts"). Those Amended Compacts are being challenged in two pending cases. A decision in either of these cases that is unfavorable to the State could eliminate $35 million in additional revenues in Fiscal Year 2005-06 anticipated to result from the Amended Compacts, and could delay or impair the State's ability to sell a portion of the revenue stream anticipated to be generated by these Amended Compacts. The State anticipates using the proceeds of that sale to repay existing internal borrowings of transportation funds.

      In Rincon Band of Luiseno Mission Indians of the Rincon Reservation v. Schwarzenegger, et al. the plaintiff (the "Rincon Band"), a federally recognized Indian Tribe, alleges primarily, in part, that a compact entered into between the Rincon Band and the State in 1999 is part of a statewide regulatory framework that limits gaming devices and licenses on non-Indian lands for the stated goal of promoting tribal economic development. The plaintiff further alleges that the Amended Compacts would materially alter these protections, and as such, would constitute an unconstitutional impairment of the Rincon Band's 1999 compact. The complaint filed by the Rincon Band seeks, among other things, an injunction against the implementation of the Amended Compacts. The District Court denied plaintiff's motion for injunctive relief and dismissed the complaint on procedural grounds. The District Court granted plaintiff's request for re-consideration in part, but dismissed all but four claims that the state failed to negotiate a compact amendment with the Rincon Band in good faith. The injunctive relief denied by the court remains subject to appeal. The State filed a motion for certification and entry of a separate judgment with respect to the four claims that the Court ordered dismissed including the impairment of compact claim. The District Court granted the State's motion on January 20, 2006 and a final judgment with respect to those claims was entered on that date.

     California Commerce Casino , Inc., et al. v. Schwarzenegger et al. is an action brought by the owner of a card room and an individual plaintiff and petitioner, challenging the Legislature's recent ratification of the Amended Compacts which was done through urgency legislation ("Chapter 91"). Plaintiffs and petitioner allege that Chapter 91 violates a provision of the Constitution, which bars the grant of vested rights or franchises in an urgency measure, and allege a variety of special privileges and vested rights and interests purportedly created by Chapter 91. As amended, the plaintiffs' and petitioners' complaint also alleges that Chapter 91 violates Proposition 58 and constitutes an unconstitutional attempt to contract away the State's police power. Plaintiffs and petitioners seek an injunction restraining the implementation of Chapter 91, a decision prohibiting the implementation of Chapter 91 and a declaration that Chapter 91 is unconstitutional. Defendant's filed a demurrer to the complaint, which was granted, without leave to amend, on October 25, 2005. In granting the demurrer, the court found that: (1) all nine claims were barred by the 60 day statute of limitations and (2) the plaintiffs failed and, because of sovereign immunity, were not able to name the five affected tribes as necessary and indispensable parties. The court dismissed the case with prejudice. Plaintiffs have appealed this decision.

     Hollywood Park Land Co., et al. v. Golden State Transportation, et. al. is a reverse validation action brought by various horse racetrack interests, challenging validity of the proposed issuance of tribal gaming bonds. The substance of the case is identical to California Commerce Casino. Plaintiffs allege that the tribal gaming bonds would be invalid because they allege the Legislature improperly ratified the tribal compact amendments. They also allege the compacts unconstitutionally contract away the State's police power and that the bonds would violate Proposition 58. Plaintiffs have also sought injunctive and declaratory relief. The court is expected to have jurisdiction on or around March 24, 2006.

     Prison Healthcare Reform. Plata v. Schwarzenegger is a class action regarding all prison medical care in the State. Plaintiffs alleged that the State was not providing constitutionally adequate medical care as required by the Eighth Amendment to the U.S. Constitution. The case was settled three years ago, but the Federal court retained jurisdiction to enforce the terms of the stipulated judgment. On June 30, 2005, the district court ruled to appoint a receiver to run and operate the approximately 32 prisons throughout the State (excluding Pelican Bay State Prison). No written order has yet been issued, but one is expected shortly. The court is currently interviewing receiver candidates. At this time, it is unknown what financial impact such an unprecedented decision would have on the General Fund.

     Actions Seeking Medi-Cal Reimbursements. Two cases, each entitled California Association of Health Facilities ("CAHF") v. Department of Health Services ("DHS"), have been consolidated at the appellate level. CAHF, which represents various nursing and care facilities, filed the two separate cases alleging that Medi-Cal reimbursement rates paid by DHS to providers in Fiscal Years 2001-02 and 2002-03 were too low. The trial court sustained DHS' demurrers in both cases. CAHF appealed and briefing is underway. A final decision adverse to DHS in the consolidated case could result in reimbursement costs exceeding $250 million.

Based upon its ruling in Sanchez v. Johnson, the court ruled in the consolidated actions of

California Medical Association v. Bonta, and Clayworth v. Bonta that neither Medi-Cal recipients nor providers had a private right to challenge California's compliance with the Medicaid Act. Plaintiffs are Medi-Cal providers, provider associations, and beneficiaries who challenge the legality of a 5% reduction in Medi-Cal reimbursement rates that became effective January 1, 2004. The statutory reduction applies both to Medi-Cal fee-for-service providers including physicians, dentists, and pharmacists, and to managed care health plans. At the trial court level, plaintiffs obtained a preliminary injunction enjoining DHS from implementing the reduction to the fee-for-service system but failed to have the injunction extended to the managed care setting. The trial court concluded that Medi-Cal beneficiaries have a private right of action under the Medicaid Act, and DHS failed to conduct a principled analysis to ensure that the payment reductions would not adversely affect "quality of care" and "equal access" to health care in violation of the Medicaid Act. As a result of this decision, the plaintiffs petitioned for rehearing enbanc , which was denied. A final decision in favor of the plaintiffs could result in increased reimbursement costs exceeding $400 million per year.

APPENDIX C

RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic and Demographic Trends

     U.S. Economy. Consistent with the 2005-06 Budget forecast, the national economy continued to grow at a pace well above its long-term trend growth rate at the beginning of 2005, following a very strong performance in 2004. The U.S. economy is expected to continue to exhibit solid growth of just above 3% for the remainder of this year. Meanwhile, rising oil prices appear to be slowly filtering through the economy as businesses successfully pass their energy related cost increases onto consumers, increasing overall inflation. Consequently, the Department of the Budget ("DOB") forecast for consumer inflation has been revised up to 3.1% for 2005, compared with the 2005-06 Budget forecast of 2.8%. However, no evidence of a long-term increase in inflationary expectations has emerged to date.

     The combination of above potential output growth and a generally stable outlook for inflation has permitted the Federal Reserve Board (the "FRB") to continue on its "measured" course of monetary tightening. Since June 2004, the FRB has raised its Federal Funds target rate by .25% nine separate times, bringing the rate up to 3.25% by mid July 2005. Nevertheless, long-term interest rates remain low, and are projected to rise only gradually through the end of 2007. Low interest rates and a growing world economy are expected to maintain a favorable environment for both business investment and international trade. DOB's forecast for real U.S. Gross Domestic Product is virtually unchanged from that presented with the 2005-06 Budget, with growth of 3.6% currently projected for 2005, followed by growth of 3% for 2006.

     Corporate profits from current production grew 15.7% in 2004, followed by additional growth of 15.4% in the first quarter of 2004. Although strong profit growth has enabled firms to accelerate hiring, the recent pace of employment growth is moderate. DOB expects employment growth of 1.7% for 2005, following growth of 1.1% for 2004. The unemployment rate is projected to decline to 5.1% in 2005 from 5.5% in 2004. Consistent with a growing labor market and moderate inflationary pressure, wages and salaries are expected to grow 7% for 2005, following growth of 5.3% in 2004. Total personal income is expected to grow 6.6% for this year, following growth of 5.8% for 2004.

     In light of recent events, terrorism remains an ongoing threat to the U.S. economy and related forecasts. A benchmark oil price rose to a record $61 per barrel at the end of June 2005. Since June 2003, oil prices have increased over 80%. Although the long-term outlook for inflation remains benign, high energy prices present a risk to domestic and global demand for goods and services and, therefore, economic growth. Lower global growth could result in lower than anticipated U.S. exports. In addition, the housing market is expected to gradually cool as long-term interest rates rise, with prices possibly falling in some areas. However, because of the importance of real estate wealth as a buttress for domestic consumption, a more sudden collapse of housing prices than anticipated could result in lower economic growth than expected. In contrast, better than expected economic conditions may encourage firms to invest more and hire more workers than expected, resulting in higher wages and higher consumption spending as well.

     State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

     The State economy continues to expand at a pace consistent with the 2005-06 Budget forecast. Recent above-trend national growth rates have helped to buttress the State economy , putting the State well on its way to a full recovery from the impact of the September 11th attacks, and reversing several years where the job base was in decline. Since the State's 2001-2003 recession, the State labor market has added 130,000 private sector jobs. With the pickup in equity market activity in 2004, the securities industry saw solid profit levels, though below those in 2003. Consequently, bonus growth will fall short of the extraordinary growth in 2004. New York personal income is projected to rise 5.1% for 2005, while wage and salary growth is projected at 4.9%. Both are virtually unchanged from the 2005-06 Budget forecast.

     In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Higher energy prices and global instability also create a risk to the equity markets ' performance. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2006. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.

     The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

     Metropolitan Transportation Authority (the "MTA"). The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA depends on operating support from the State, local governments and the TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2005-06 or thereafter.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Special Considerations

     Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's financial plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

     The State is involved in litigation challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield to a for-profit corporation. The State has been relying on $2.2 billion in such proceeds to finance certain health care expenditures for Fiscal Year 2005-06, and in order to ensure the General Fund balance, the State has provided that no spending for those programs may occur after June 30, 2005 unless those proceeds are available. A detailed discussion of this litigation is discussed below under "Litigation."

     DOB currently projects balances in its general reserves to guard against unbudgeted risks will increase slightly to $1.57 billion. The reserves include $872 million in the rainy day reserve, $680 million designated as a fiscal stability reserve and planned for use in Fiscal Years 2006-07 and 2007-08, and $21 million in the Contingency Reserve Fund for litigation. In addition, restricted fund balances, which are set aside to finance known liabilities including the payment of tax refunds, are projected to total $868 million at the end of Fiscal Year 2005-06.

State Finances

     The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

2003-04 Enacted Budget Financial Plan

     On March 31, 2003 the Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for Fiscal Year 2003-04. On May 2, 2003, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for Fiscal Year 2003-04. The Governor vetoed substantial portions of the budget revisions enacted by the Legislature, but the Legislature overrode the vetoes on May 15, 2003. Accordingly, DOB issued the Enacted Budget Financial Plan on May 28, 2003 that reflected final action on the 2003-04 State Budget by the Legislature (the "2003-04 Budget").

     Subsequent 2003-04 Budget Revisions. In the 2003-04 Budget, DOB projected a potential imbalance in the General Fund of approximately $912 million prior to the anticipated receipt of certain Federal Funds, which provided $1.07 billion of fiscal relief to the State and included $645 million in one-time revenue sharing payments and $422 million from a 15-month increase in Federal matching payments for Medicaid costs. An additional $170 million in savings occurred from a delay in payments to the City associated with the Local Government Assistance Corporation ("LGAC"), for a total benefit of $1.24 billion. All other revisions since the enactment of the 2003-04 Budget resulted in no significant change to the budget balance. DOB revised its mid-year financial plan based on a review of actual operating results and updated economic analysis through mid-January 2004. DOB projected the State would end Fiscal Year 2003-04 with General Fund cash resources of $345 million above previously projected levels. The projected General Fund closing balance of $1.01 billion consisted of $794 in the rainy day fund, $200 million in the community projects fund and $20 million in contingencies for litigation. The projected increase of $284 million reflected the addition of $200 million from spending delays and the $84 million in the rainy day fund. An additional deposit of $661 million was to be made to the tax refund reserve account to reflect tobacco securitization proceeds planned for use in Fiscal Year 2004-05.

     General Fund. In Fiscal Year 2003-04, the General Fund accounted for 43.22% of All Governmental Funds disbursements. Legislative changes were projected to increase revenues by $1.9 billion in Fiscal Year 2003-04, $1.4 billion in Fiscal Year 2004-05, and $605 million in Fiscal Year 2005-06. The outyear values of the revenue proposals decrease primarily because of "sunset" provisions enacted for the tax increases. In addition to these changes, revenues were projected to decrease from the 2003-04 Executive Budget forecast by $462 million in Fiscal Year 2003-04, primarily due to the impact of 2002-03 actuals on the past fiscal year, and the April 2003 income tax settlement. The net revenue change since the 2003-04 Executive Budget was therefore approximately $1.4 billion. Not counted within these revenue totals were certain other revenue measures adopted by the Legislature that DOB considered to be speculative. Examples include receipts from video lottery terminals ("VLTs") at racetracks, collection of cigarette and motor fuel taxes on Indian reservations, and use tax collections.

     General Fund spending was projected to increase by a net $2.3 billion in Fiscal Year 2003-04, $4.5 billion in Fiscal Year 2004-05 and $4.2 billion in Fiscal Year 2005-06. This spending increase reflected net Legislative restorations and additions in the 2003-04 Budget, including the denial of the Governor's pension reform proposals ($434 million in Fiscal Year 2004-05 and $197 million in Fiscal Year 2005-06, after deferring required Fiscal Year 2003-04 payments with interest to Fiscal Year 2005-06). It also reflected increased outyear costs resulting from the school aid database update ($184 million in Fiscal Year 2004-05 and $60 million in Fiscal Year 2005-06). In addition, the net spending changes included costs DOB projects but which the Legislature believed may not occur. Examples include a $200 million lump sum appropriation for member items which DOB valued at $200 million in costs and which the Legislature valued at $100 million; various Medicaid savings DOB believes were not fully attainable; and higher costs associated with shelter allowances for welfare recipients.

     General Fund Revenue Actions. Revenue actions included with the 2003-04 Budget included: a personal income tax increase ($1.4 billion); a limited liability company filing fee increase ($26 million); income tax withholding for certain partnerships ($15 million); reduced interest for late refunds ($5 million); increasing the State sales tax rate from 4% to 4.25% ($450 million); temporarily replacing the permanent sales tax exemption on items of clothing and shoes priced under $110 with a sales tax free week in August 2003 and another in January 2004 for the same items and thresholds ($449 million); including the New York City cigarette excise tax in the sales tax base ($7 million); changing the tax structure for insurance companies ($158 million); decoupling from the Federal bonus depreciation provisions ($58 million); decoupling from Federal expensing provisions for sports utility vehicles; and reducing the time period for collecting abandoned property related to the demutualization of insurance companies ($75 million). In total, the 2003-04 Budget included over $2.4 billion in revenue actions .

     As part of the 2003-04 Budget, the Legislature also enacted tobacco securitization legislation that creates a bankruptcy-remote corporation to securitize all or a portion of the State's future share of tobacco settlement payments. The corporation will issue debt backed by payments from the tobacco industry under the 1998 Tobacco Master Settlement Agreement (the "MSA") and a contingent contractual obligation on behalf of the State to pay debt service if MSA payments prove insufficient. The structure is designed to reduce overall borrowing costs to a level comparable to a typical State bond sale. The 2003-04 Budget assumed net proceeds of $3.8 billion ($1.9 billion on an adjusted basis) from this transaction in the past fiscal year and $400 million in Fiscal Year 2004-05.

     Fiscal 2003-04 Year-End Results. DOB estimated that the State ended Fiscal Year 2003-04, on March 31, 2004, with a General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the fiscal year with a balance of $1.1 billion, which included $794 million in the Tax Stabilization Reserve Fund (after an $84 million deposit at the close of Fiscal Year 2003-04), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). On an All Governmental Funds basis, receipts totaled $99.0 billion in Fiscal Year 2003-04, including $37.3 billion in Federal grants. Spending from All Governmental Funds totaled $97.3 billion. Total year-end balances were $2.9 billion, and were held principally in the General Fund and in other State funds.

     General Fund results in Fiscal Year 2003-04 were $69 million better than the initial DOB estimates, after excluding the impact of Federal aid. The temporary Federal aid produced $1.2 billion in General Fund relief during Fiscal Year 2003-04, which eliminated the initial projected $912 million imbalance. Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in Fiscal Year 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State's social services programs to a greater extent than anticipated in the 2003-04 Budget. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

     The State ended Fiscal Year 2003-04 with a State Funds cash balance of $2.6 billion. In addition to the $1.1 billion General Fund balance, the special revenue funds had a closing balance of $1.7 billion and the debt service funds had a closing balance of $175 million, partially offset by a negative balance in the capital projects funds of $336 million. State Funds receipts totaled $62.2 billion in Fiscal Year 2003-04, a decrease of $235 million from the prior estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes. Actual State Funds disbursements totaled $61.3 billion in Fiscal Year 2003-04, a decrease of $791 million from prior estimates. The variance was largely related to lower capital spending when projects were impacted by inclement weather and a delay in the start of the 2003 construction season.

     The State ended Fiscal Year 2003-04 with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance, the Federal Funds had a closing balance of $321 million, which partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). All Funds receipts for Fiscal Year 2003-04 totaled $99 billion, a decrease of $75 million from previous estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for Fiscal Year 2003-04 totaled $97.3 billion, a decrease of $977 million from previous estimates. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance.

2004-05 Enacted Budget Financial Plan

     Summary of Executive Budget. The 2004-05 Executive Budget proposed by the Governor (the "2004-05 Executive Budget") projected that a strengthening economic recovery would produce a return to above-average rates of growth in tax revenues, reflecting overall tax receipt growth of 7.8% . Reforms were proposed to hold spending in line with available resources, particularly in Medicaid and pensions. State agency operations were planned to be made more efficient, in part through the expansion of operational "hosting" by one agency of administrative functions for multiple agencies. The State workforce was expected to remain level at roughly 187,900. Revenue proposals focused on maximization of Federal resources, closing tax loopholes and ensuring that fees adequately fund the activities they support. Rainy day reserves were increased, and modest but important targeted investments were recommended in economic development, including tax cuts.

     The 2004-05 Executive Budget also included funding in response to the Court of Appeals ruling requiring the State to implement reforms to ensure all children have the opportunity for a sound basic education ("SBE"). The 2004-05 Executive Budget included efforts to fund SBE costs by reserving all proceeds from VLTs and providing additional General Fund support of $100 million to New York City for this purpose. VLT proceeds from facilities now being proposed and developed were projected at $325 million in the 2004-05 school year, and growing to $2 billion annually over the next five years. The 2004-05 Executive Budget was projected to have a positive $1.4 billion impact on local governments, and lower the local property tax burden over a multi-year period.

The 2004-05 Executive Budget also contained a maximum $84 million deposit to the rainy day fund, the eighth such deposit made in the last nine years .

     Sources of the 2004-05 Budget Gap. Prior to the announcement of the 2004-05 Executive Budget, the State faced potential General Fund budget gaps of $5.1 billion in Fiscal Year 2004-05, $6.7 billion in Fiscal Year 2005-06, and $7.8 billion in Fiscal Year 2006-07. At the time the Executive Budget was released, underlying receipts growth in Fiscal Year 2004-05, adjusted to exclude the impact of tax law changes, was projected to increase by roughly $2.8 billion (7%) over Fiscal Year 2003-04. The underlying receipts growth projections were also offset by the loss of tobacco securitization proceeds which were used, as planned, to provide $3.8 billion of resources in Fiscal Year 2003-04 and $400 million in Fiscal Year 2004-05, resulting in a net decrease of $3.4 billion. In addition, increasing debt service costs reduced the amount of available General Fund taxes, including costs for the State Personal Income Tax Revenue Bond Program and the LGAC. Annual spending was projected to grow by $3.1 billion, driven mainly by higher costs for employee pensions (up 137%) and Medicaid.

     2004-05 Gap-Closing Plan. The 2004-05 Executive Budget projected closing the $5.1 billion General Fund budget gap with a mix of spending restraint, revenue actions and transitional financing. Actions of nearly $3.9 billion and $3.5 billion in Fiscal Years 2005-06 and 2006-07, respectively, were intended to reduce the outyear gaps to more manageable levels of $2.9 billion and $4.3 billion in Fiscal Years 2005-06 and 2006-07, respectively.

Recommendations to restrain spending in the General Fund totaled $2.59 billion and included a combination of program restructuring and the use of alternate funding sources, resulting in estimated savings of approximately $1.7 billion. All other spending actions totaled $595 million Revenue proposals were expected to raise $972 million in Fiscal Year 2004-05 and included the provision of four sales tax free weeks instead of a permanent exemption on clothing and footwear ($400 million) and reimposition of an assessment on hospital and home care revenues and an increase to the existing reimbursable nursing home revenue assessment to support health care programs ($323 million). The 2004-05 Executive Budget included a total of $1.51 billion in nonrecurring actions.

     Adoption of Fiscal Year 2004-05 Budget. As of the start of Fiscal Year 2004-05, the State had not adopted a final budget. On March 31, 2004, the Legislature appropriated funding for all State-supported, contingent contractual and certain other debt service obligations for the current fiscal year. On August 11, 2004, the Legislature completed action on the remaining appropriations and legislation constituting the budget for Fiscal Year 2004-05 (the "2004-05 Budget"). The Governor vetoed portions of the 2004-05 Budget, and the Legislature had until December 31, 2004 to take action in response to those vetoes. DOB estimated that the 2004-05 Budget identified $1.1 billion in new General Fund resources to fund $1.5 billion in additions and $280 million in new costs, leaving approximate gaps of $600-700 million, $6 billion and $8 billion, in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively.

     In the 2004-05 Budget, DOB projections included General Fund additions above the levels projected in the 2004-05 Executive Budget by $1.3 billion, $2.4 billion and $2.5 billion in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. The 2004-05 Budget also reflected several new costs incurred since the 2004-05 Executive Budget was proposed , which totaled $280 million, $650 million and $823 million for Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. DOB projected that All Funds spending totaled $101.2 billion in Fiscal Year 2004-05, an increase of $3.9 billion (4%) above Fiscal Year 2003-04 results. Adjustment for certain deferrals resulted in All Fund spending increases of $5.8 billion (6.1%) over Fiscal Year 2003-04 results.

     Receipts Outlook. All Governmental Funds receipts were $99 billion in Fiscal Year 2003-04, a decrease of 1.0% from budget estimates. After adjusting for the changes in the Tax Stabilization Fund reserves, receipts were $339 million, or 0.8% higher than the 2003-04 Budget. General Fund receipts were $42.33 billion in Fiscal Year 2003-04, exceeding the original 2003-04 Budget estimates by $587 million (1.4%) due to the collection of $400 million from the sale of tobacco bonds, receipt of additional Federal aid and a net increase in tax, transfer and miscellaneous other receipts.

     All Governmental Funds receipts were projected to reach $100.1 billion in Fiscal Year 2004-05, an increase of $1.1 billion (1.1%) from Fiscal Year 2003-04. The net increase is due to the one-time nature of tobacco securitization and federal revenue sharing received in Fiscal Year

2003-04 offset by expected improvements in economic conditions that will increase tax receipts significantly, and by revenue actions taken with the 2003-04 budget. General Fund receipts were projected to reach $42.7 billion in Fiscal Year 2004-05, an increase of $328 million (0.8%) from Fiscal Year 2003-04. The major source of the annual change in the General Fund is the impact of the $4.2 billion in tobacco securitization proceeds and $645 million from Federal revenue sharing grants, which were received in Fiscal Year 2003-04, but did not recur in Fiscal Year 2004-05.

Personal Income Tax. Net receipts for Fiscal Year 2004-05 were projected in the 2004-

05 Executive Budget to reach $27.46 billion, an increase of $3.38 billion (14.0%) from 2003-04 due largely to three factors: an increase in underlying liability growth associated with improved economic conditions; the temporary three-year tax increase enacted in 2003; and a $1.27 billion higher contribution from the Refund Reserve account. Personal income tax General Fund receipts under the 2004-05 Budget (net of the Refund Reserve transaction) were projected to increase by $2.7 billion (17.2%) from Fiscal Year 2003-04 General Fund receipts .

     User Taxes and Fees. All Funds user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $12.5 billion, an increase of $667 million (5.7%) from Fiscal Year 2003-04. The sales and use tax was projected to increase $662 million (6.8%) due largely to increases in employment, income and overall consumption, which expanded the estimated taxable base. The other user taxes and fees were projected to increase $5 million (0.2%) . General Fund user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $8.7 billion, an increase of $700 million from Fiscal Year 2003-04. The sales and use tax was projected to increase $488 million (6.8%) from Fiscal Year 2003-04. The other user taxes and fees were projected to decrease $44 million (6.2%) from Fiscal Year 2003-04, due mainly to the increased dedication of motor vehicle fee receipts to transportation funds.

     Business Taxes. All Governmental Funds business tax receipts in Fiscal Year 2004-05 were expected to be $5.39 billion, or $411 million (8.3%) above Fiscal Year 2003-04. This was primarily because of the anticipated increase in insurance tax receipts associated with continued premium growth and the expectation of strengthening corporate and bank profitability. General Fund business tax receipts in Fiscal Year 2004-05 were projected to be $3.7 billion, or $301 million (8.8%) over Fiscal Year 2003-04. This was due primarily to tax law changes enacted in Fiscal Year 2003-04 relating to intangible income and the de-coupling from certain Federal tax provisions, and the expectation of strengthening corporate and bank profits

.

     Other Taxes. The estimate for All Funds other taxes in Fiscal Year 2004-05 was $1.22 billion, which was $11 million (0.9%) below Fiscal Year 2003-04. The decline was the result of a projected decrease in estate tax collections of $22 million partially offset by a projected increase in real estate transfer tax receipts of $11 million. The estimate for General Fund other taxes in Fiscal Year 2004-05 was $764 million, which was $4 million below Fiscal Year 2003-04.

     Miscellaneous Receipts. All Governmental Funds miscellaneous receipts for Fiscal Year 2004-05 were projected to reach $16.64 billion, a decrease of $3.10 billion (15.7%) from Fiscal Year 2003-04. Miscellaneous receipts in State Funds were projected at $16.52 billion in Fiscal Year 2004-05, a decline of $3.10 billion (15.9%) from Fiscal Year 2003-04. Growth in other State funds included higher receipts in lottery for anticipated VLT proceeds ($240 million), increased provider assessments reflecting the proposed assessments on nursing home, hospital and home care revenues ($258 million), and additional financing of health care costs ($279 million). General Fund miscellaneous receipts were projected to total $ 2.4 billion in Fiscal Year 2004-05, a decrease of $5 billion from Fiscal Year 2003- 04.

     Federal Grants. All Governmental Funds Federal grants for Fiscal Year 2004-05 were projected to reach $36.27 billion, a decrease of $922 million (2.5%) from Fiscal Year 2003-04. This decrease resulted primarily from a General Fund loss of $645 million, augmented by the decrease in World Trade Center pass-through costs ($200 million). Federal grants in State Funds were projected at $12 million, a decline of $633 million (96.3%) . There were no projected Federal grants in Fiscal Year 2004-05 in the General Fund , but the State's special reserve funds were expected to receive Federal grants of approximately $35 billion, a decrease of $149 million from Fiscal Year 2003-04 results.

     Disbursements Outlook. DOB projected General Fund disbursements totaled $43 billion in Fiscal Year 2004-05, an increase of $974 million (2.3%) over Fiscal Year 2003-04. State Funds and All Government Funds disbursements were projected to reach $64.3 billion (a 4.8% increase over the prior fiscal year) and $101.2 billion (a 4% increase over the prior fiscal year) in Fiscal Year 2004-05.

     Medicaid. Medicaid, the single most expensive program budgeted in New York State, finances health care for low-income individuals, long-term care for the elderly, and services for disabled individuals, primarily through payments to health care providers. New York's Medicaid program is financed jointly by the Federal government, the State and counties. Total Medicaid financing from all sources was projected to reach $42.7 billion in Fiscal Year 2004-05, consisting of $21.9 billion in Federal support, $13.8 billion in State funding, and $7.0 billion in local government financing. The total Medicaid caseload was projected at 3.7 million in Fiscal Year 2004-05, an increase of 5% from Fiscal Year 2003-04. Other changes included a "tobacco guarantee" payment to replace the loss of revenue from the securitization of tobacco proceeds ($118 million) and the loss of the Federal matching rate which would have result in higher General Fund costs ($390 million) and lower spending from Federal Funds ($584 million) . Total recommended actions reduced General Fund costs by $170 million and Federal Funds spending by $256 million.

     School Aid. School aid, the single largest program financed by the General Fund and State Funds, helps support elementary and secondary education provided to New York pupils enrolled in 680 school districts throughout the State. State funding is provided to districts based on aid formulas governed by statute and through reimbursement for various categorical programs. On a school year basis (July 1 through June 30), support for general school aid was recommended at $14.6 billion. In addition to $14.6 billion for general school aid, the 2004-05 Budget set aside all revenues from VLTs to support SBE requirements. Based upon VLT facilities in proposal and development stages, receipts were projected at $325 million in the 2004-05 school year, growing to $2 billion annually over the next five years. General Fund spending in Fiscal Year 2004-05 was projected at $12.53 billion on a State fiscal year basis.

     The State Lottery Fund contribution was projected at $1.95 billion, an increase of $110 million in additional lottery revenues, including $43 million associated with proposed enhancements to the Quick Draw program. In addition, $240 million is reserved from VLT revenues ($325 million on a school year basis) to support SBE reforms. In addition to the school year totals referenced above, Federal Funds also provide $2.89 billion in education funding to school districts in Fiscal Year 2004-05.

     Welfare. Welfare programs provide a wide range of benefits to poor families including cash assistance grants, child welfare services, tax credits for eligible low-income workers, and services that assist welfare recipients in securing and retaining employment. Funding is also provided for local administration of welfare programs. Total welfare spending was projected to be approximately $8.2 billion in Fiscal Year 2004-05, compared to approximately $8.1 billion in Fiscal Year 2003-04. Total welfare caseload was estimated at 653,041 in Fiscal Year 2004-05, an increase of 36,201 from Fiscal Year 2003-04. Federal assistance consists of funds provided through the Temporary Assistance for Needy Families ("TANF") block grant. Federal funding for welfare is a fixed amount provided through a TANF block grant and does not increase or decrease based on changes in caseload or State expenditures.

     2004-05 General Fund increases resulting from the loss of TANF funds in Fiscal Year 2003-04 ($322 million) included the one-time delay in the transfer of TANF funds to the Child Care Block Grant and the availability of one-time unprogrammed TANF initiative funding. A $70 million decrease in Federal Funds primarily reflected reduced Federal funding available to support TANF-funded initiatives. Additional General Fund costs reflected increased funding for welfare employment and other initiatives ($63 million) and the use of one-time administration credits in Fiscal Year 2003-04 ($56 million), which were partially offset by the annualization of the reduction in local administrative reimbursement enacted in Fiscal Year 2003-04 ($45 million).

     Office of Children and Family Services. The Office of Children and Family Services ("OCFS") provides child welfare services including foster care, adoption, child protective services and childcare. Total State spending for Fiscal Year 2004-05 was estimated to be approximately $5.7 billion with an additional $1.7 billion in Federal aid. A projected net decrease in Fiscal Year 2004-05 All Funds spending was attributable primarily to a reduction of the Federal TANF for Child Care and Title XX program support ($150 million), partially offset by growth in State child welfare costs for preventive services, child protective services, and adoption subsidies supported by the General Fund ($48 million) and other State support ($14 million). In the General Fund, the impact of the reduced TANF to Title XX transfer produces increased child welfare spending by $58 million.

     Mental Hygiene. Fiscal 2004-05 disbursements were forecasted to be approximately $10.4 billion, with an additional $2.5 billion in Federal funds. The State mental health agencies collectively provide a wide array of services to special needs populations. Services are administered to individuals with mental illnesses, developmental disabilities and/or chemical dependencies through institutional and community-based settings. Many of these services are partially financed with State and Federal Medicaid dollars. Estimated annual General Fund growth of $299 million was attributable primarily to increased State Operations costs including payment of an "extra" institutional facilities payroll ($95 million), local services and program enhancements and a reduction in available patient care revenues, primarily as a result of nonrecurring debt management actions ($69 million) and the expiration of the temporary 15- month increase in the Federal Medicaid matching rate ($40 million) used to support State Operations costs in the General Fund.

     Higher Education. Fiscal Year 2004-05 disbursements were forecasted to be approximately $15.6 billion, with an additional $128 million in Federal funds and approximately $3.7 billion from other State sources. Higher education includes operational and administrative costs for the State University of New York ("SUNY") and City University of New York ("CUNY") and the Higher Education Services Corporation, which is responsible for administering grant awards to income eligible students. General Fund costs increased by $104 million in Fiscal Year 2004-05 as a result of legislative actions in the 2003-04 Budget that deferred grant award costs into 2004-05. The 2004-05 Budget also provided funding for higher costs at SUNY and CUNY for salaries and fringe benefits, community college enrollment growth, inflationary increases and growth in the number of grant recipients.

     Debt Service. Fiscal Year 2004-05 disbursements were forecasted to be approximately $9.7 billion, with an additional $2.1 billion from other State sources. This spending was projected to be $472 million (17.2%) more than the Fiscal Year 2003-04 disbursements. Debt Service Funds are the conduits through which the State pays debt service on all State supported bonds, including general obligation bonds for which the State is constitutionally obligated to pay debt service and bonds issued by State public authorities for which the State is contractually obligated to pay debt service subject to an appropriation. Debt service is paid by transfers from the General Fund, dedicated taxes and fees, and other resources such as patient income revenues.

     The growth in the General Fund disbursements was the result of increases in net debt service payments to support capital projects for Corrections ($86 million), SUNY Educational Facilities ($71 million), CUNY ($68 million), the MTA ($41 million) and the Housing Finance Authority ($26 million), offset by modest reductions in other programs. The increase in net debt service costs related to other State-supported funds was also attributable to SUNY dormitory facilities ($32 million), Mental Hygiene facilities ($93 million), transportation ($70 million), economic development ($58 million) and educational capital programs ($38 million).

     General State Charges. General State Charges ("GSCs") account for the costs of fringe benefits to State employees and retirees of the Executive, Legislative and Judicial branches, as well as for taxes on public lands and litigation. The General Fund supports approximately 85% of GSCs spending. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. Fiscal Year 2004-05 spending was forecasted to be approximately $12 billion. Baseline projections from the State Comptroller showed an employer pension contribution rate of 12.3% of payroll that produced an annual State pension cost increase of $664 million (136.8%) . The 2004-05 Budget contained a series of pension reforms to moderate these costs and produce a total employer pension contribution of $669 million, an annual increase of $184 million (37.9%) . Providing health insurance to State employees and retirees is projected to total $2.05 billion in Fiscal Year 2004-05, an increase of $255 million.

     Other Expenses. In addition to the programs described above, the Executive Budget included funding for Economic Development, Parks, the Environment, Public Health, Education, Public Protection, General Government, the Judiciary, and various other programs.

     All other State Funds spending was projected to increase $685 million over Fiscal Year 2003-04. Growth in other State-supported spending included economic development capital projects ($320 million), capital projects related to the E-911 program ($100 million), increased taxpayer participation and tax levy growth in STAR ($163 million), spending from the Indigent Legal Services Fund ($31 million), and inflationary increases and higher enrollment in the Elderly Pharmaceutical Insurance Coverage (EPIC) program ($73 million).

     All Governmental Funds spending for these programs was projected to increase by $1.10 billion from Fiscal Year 2003-04. This increase includes State Funds spending growth of $685 million and higher Federal spending of $416 million for, among other things, transportation-related capital projects ($172 million), implementation of the Help America Vote Act of 2002 ($142 million), and reimbursement for World Trade Center costs ($200 million).

     2004-05 Budget Update. DOB projected that the State would end Fiscal Year 2004-05 with a surplus of $170 million in the General Fund, which is primarily the result of the recent positive revenue intake driving the underlying revenue growth forecasted to be approximately 10.2% . General Fund receipts, including fund transfers, were projected at $43.5 billion. Revenues were revised upwards based on collections to date and the strength of key economic indicators. General Fund spending was expected to total approximately $43.4 billion in Fiscal Year 2004-05. State Funds spending was projected to total $64.1 billion in Fiscal Year 2004-05, a decrease of $136 million from the mid-year revised estimates. All Funds spending for Fiscal Year 2004-05 was projected to total $101.6 billion, an increase of $316 million from mid-year estimates.

     As of December 31, 2004, General Fund receipts totaled $31.6 billion, a decrease of $48 million from the same period in 2003. This decrease is comprised of the loss of nonrecurring resources related to tobacco securitization proceeds ($3.2 billion) and Federal grants ($645 million) offset by sales and personal income tax increases. As of December 31, 2004, General Fund disbursements were $30.1 billion, an increase of $690 million from the same period in 2003. After adjusting for the deferral of $1.9 billion in securitization payments scheduled in Fiscal Year 2002-03, but made in Fiscal Year 2003-04, total disbursements increased $2.6 billion. This increase is primarily attributable to higher Medicaid costs ($711 million), pension and health insurance costs ($420 million), debt service ($265 million), State operations ($137 million), school aid ($158 million) and welfare ($127 million). The closing balance in the General Fund on December 31, 2004 was $2.5 billion, a decrease of $476 million from the previous fiscal year. This decrease is primarily due to lower receipts ($48 million) and higher disbursements ($690 million), offset by an increase in the opening fund balance of $262 million.

2005-06 Enacted Budget Financial Plan

     2005-06 Executive Budget. The proposed 2005-06 Executive Budget (the "2005-06 Executive Budget") recommended closing the $4.2 billion budget gap primarily through permanent spending restraint, supplemented with limited levels of revenue enhancements and nonrecurring resources. DOB projected that the 2005-06 Executive Budget recommendations would produce net recurring savings of roughly $3 billion annually, reducing the Fiscal Year 2006-07 and 2007-08 budget gaps to approximately $2.7 billion. The most significant recommendations include: (i) $2.8 billion in net initiatives to restrain spending; (ii) $533 million in net revenue actions; and (iii) $856 million in nonrecurring actions.

     The 2005-06 Executive Budget proposed holding annual spending growth in the General Fund and in the other funds to below the rate of inflation. In response to certain litigation involving the City schools, the 2005-06 Executive Budget recommended a $526 million school aid increase, with funding for SBE grants to grow to over $2 billion annually in the next five years. The 2005-06

Executive Budget also contains certain initiatives to assist localities reduce local property taxes, including capping annual growth in Medicaid costs, accelerating State takeover of Family Health Plus costs from local governments and increasing municipal aid to over $650 million. DOB projected that the State will end Fiscal Year 2005-06 in balance on a cash basis in the General Fund if the recommendations in the 2005-06 Executive Budget were enacted in their entirety.

     General Fund spending is projected to total $45.1 billion in Fiscal Year 2005-06, an increase of $1.2 billion (2.6%) over the adjusted current year forecast. State Funds spending is projected to increase by $3.5 billion (5.4%) and total $69.1 billion in Fiscal Year 2005-06. All Funds spending, the broadest measure of State spending, is projected to total $105.5 billion in Fiscal Year 2005-06, an increase of $2.5 billion (2.4%) .

     Sources of the 2005-06 Budget Gap. DOB projects General Fund budget gaps of $4.2 billion, $5 billion and $6 billion in Fiscal Years 2005-06, 2006-07 and 2007-08, respectively, prior to projected savings from the 2005-06 Executive Budget. The Fiscal Year 2005-06 gap results from anticipated spending increases to support current service levels and the loss of nonrecurring resources used to balance the budget for the prior fiscal year. Based on revised DOB forecasts that predict sustained State economic growth in 2005, revenues are expected to grow by $3.1 billion in Fiscal Year 2005-06 (6.5%), following projected growth of 10.2% in the prior fiscal year. However, this growth is nearly completely absorbed by the loss of the nonrecurring revenues, a phase out of the personal income tax surcharge and the ¼¢ sales tax increase, and other one-time revenues.

     2005-06 Gap-Closing Plan. The 2005-06 Financial Plan is balanced on a cash basis in the General Fund, resulting in the projected $4.2 billion budget gap. Recommendations to restrain General Fund spending total $3.1 billion, and include a combination of cost containment, program restructuring and the use of alternative funding sources. Key areas of focus include containing Medicaid and mental hygiene costs, reducing the rate of growth in debt service through the use of swaps and variable rate debt instruments, reductions in State operations costs through agency harmonization and consolidation, restructuring social services to maximize Federal aid, and other spending actions.

     General Fund revenue enhancements are expected to raise $779 million in Fiscal Year 2005-06. Significant proposals include the authorization of sales tax-free weeks (purchases under $250), eliminating double benefits for certain individual and corporate taxpayers and increases in other taxes, including excise taxes. One-time actions, totaling $856 million, include discretionary funding revisions to reduce annual pension costs to the State and using the current year's budget surplus. Spending initiatives in the General Fund total approximately $300 million and focus primarily on Medicaid and other State physical and mental health programs and local assistance.

     Receipts Outlook. All Funds receipts are projected to total $105.5 billion, an increase of $4.4 billion (4.3%) over Fiscal Year 2004-05 projections. These receipts are comprised of tax receipts ($50.7 billion), Federal grants ($36.6 billion) and miscellaneous receipts ($18.3 billion). All Funds tax receipts are projected to be almost $51 billion in Fiscal Year 2005-06, an increase of $2.6 billion (5.4%) over the prior fiscal year.

     Personal Income Tax. Net receipts for Fiscal Year 2005-06 are projected to reach $29.6 billion, an increase of $1.5 billion (5.3%) from Fiscal Year 2004-05 due largely to an increase in underlying liability growth associated with improved economic conditions and the temporary three-year tax increase enacted in 2003. Personal income tax General Fund receipts (net of the Refund Reserve transaction) are projected to increase by $1.3 billion from Fiscal Year 2004-05 General Fund receipts, totaling approximately $19.7 billion.

     User Taxes and Fees. All Funds user taxes and fees net receipts for Fiscal Year 2005-06 are projected to reach $13.6 billion, an increase of $636 million (4.9%) from Fiscal Year 2004-05. The sales and use tax is projected to reach $11 billion, due largely to increases in employment, income and overall consumption. The other user taxes and fees are projected to increase $609 million (3.06%) . General Fund user taxes and fees receipts for Fiscal Year 2005-06 are projected to reach $8.6 billion, a decrease of $130 million (1.5%) from the prior fiscal year, and the sales and use tax is projected to decrease by $146 million (1.8%) . The other user taxes and fees are projected to increase $16 million (2.4%) .

     Business Taxes. All Funds business tax receipts in Fiscal Year 2005-06 are expected to be $5.9 billion, or $413 million (7.5%) above Fiscal Year 2004-05. This is due primarily to strong growth in corporate and bank tax collections. General Fund business tax receipts are projected to be $4.1 billion, or $302 million (8%) over Fiscal Year 2004-05.

     Other Taxes. All Funds other taxes in Fiscal Year 2005-06 are expected to be $1.5 billion, which is $52 million (3.6%) above Fiscal Year 2004-05 estimates. The increase is a result of a projected increase in real estate transfer tax receipts of $52 million. The estimate for General Fund other taxes is $778 million, which is $48 million (6.6%) above the prior fiscal year.

     Miscellaneous Receipts. General Fund miscellaneous receipts for Fiscal Year 2005-06 are projected to total $2.5 billion, an increase of $158 million (6.9%) from Fiscal Year 2004-05. Miscellaneous receipts in State Funds are projected at $18.2 billion, an increase of $2.7 billion (17.4%) from the current year.

     Federal Grants. Federal grants for Fiscal Year 2005-06 are projected to total $36.6 billion, a decrease of $860 million from Fiscal Year 2004-05. Major program areas projected to decline significantly from current year levels include World Trade Center ($1.6 billion), Children and Families ($195 million) and Medicaid ($145 million). These declines are partially offset by growth in welfare ($374 million), school aid ($210 million), homeland security ($96 million) and transportation and environmental protection ($50 million).

     Disbursements Outlook. General Fund spending is projected to total $45.1 billion in Fiscal Year 2005-06, an increase of $1.2 billion (2.6%) over the current forecasts for Fiscal Year 2004-05. State Funds spending is projected to increase by $3.5 billion (5.4%) to total approximately $69.1 billion. All Funds spending is projected to total $105.5 billion, an increase of $2.5 billion (2.4%) over the current fiscal year.

     Medicaid. The 2005-06 Executive Budget recommends capping Medicaid costs at current spending levels, with adjustments for inflation, which would result in State payment for local costs above the cap of $121 million in Fiscal Year 2005-06, but growing to $1.3 billion over the next three years. The 2005-06 Executive Budget proposes General Fund spending for Medicaid of $7.3 billion, with All Funds spending of approximately $30 billion.

     School Aid. On a school year basis (July 1 through June 30), support for general school aid is recommended at $15.9 billion, an increase of $526 million (3.4%) over the current school year. This increase is comprised of $201 million in traditional school aid and $345 million in new SBE funding from VLT revenues. All Funds spending for school aid in Fiscal Year 2005-06 is estimated to be $18.3 billion, an increase of $668 million over the prior fiscal year. The increase includes $212 million for the balance of the prior school year increase, $369 million to cover costs associated with the new recommendations under the 2005-06 Executive Budget and $210 million in Federal funds, partially offset by a loss in capital funds spending of $123 million.

     Welfare. All Funds spending for welfare is projected to total $3.7 billion in Fiscal Year 2005-06, consisting of $1.4 billion from the General Fund and $2.3 billion in Federal support. Welfare caseload is projected to total approximately 655,900 recipients in Fiscal Year 2005-06, an increase of 14,200 over current fiscal year estimates.

     Office of Children and Family Services. Total State spending for OCFS is expected to total $3.1 billion in Fiscal Year 2005-06, consisting of $1.5 billion in General Fund spending, $29 million from other State sources and $1.6 billion in Federal spending. Spending supports child welfare ($1.8 billion), child care ($727 million) and juvenile justice services ($272 million).

     Mental Hygiene. All Funds spending is expected to total $5.6 billion in Fiscal Year 2005-06, with $2.5 billion in General Fund spending, $451 million from other State sources and $2.7 billion in Federal funding. The State share of Medicaid spending budgeted for mental health agencies is projected to total $1.4 billion.

     Higher Education. All Funds spending is expected to total $7.3 billion in Fiscal Year 2005-06, and be comprised of $3 billion in General Fund spending, $4.1 billion in other State support and $193 million in Federal funding.

     Debt Service. All Funds spending on debt service is projected to total $3.9 billion in Fiscal Year 2005-06, of which $1.7 billion is paid from General Fund spending and $2.2 billion in other State funding. Spending reflects debt service due on revenue credits supported by dedicated taxes and other fees.

     General State Charges. All Funds spending on GSCs is expected to total $4.7 billion in Fiscal Year 2005-06, and be comprised of $3.9 billion in General Fund spending, $558 million from other State sources and $226 million from Federal funds. Major components of All Funds spending include health insurance ($2.2 billion), pensions ($935 million) and social security ($804 million).

     Enacted Fiscal 2005-06 Budget. The Legislature completed action on the 2005-06 Executive Budget on March 31, 2005, and the State's official budget was enacted by April 12, 2005 (the "2005-06 Budget"). In the 2005-06 Budget Financial Plan, DOB projected a balanced General Fund Financial Plan for Fiscal Year 2005-06, and potential operating gaps in the range of $3.2 billion in Fiscal Year 2006-07 and $4.1 billion in Fiscal Year 2007-08. DOB currently is projecting slightly improved operations for Fiscal Year 2005-06, with gaps declining to $2.9 billion and $3.9 billion in Fiscal Years 2006-07 and 2007-08, respectively.

     General Fund spending, including all transfers, is projected to total $46.4 billion, an increase of $242 million over the 2005-06 Budget estimate. State Funds spending, which includes spending financed from other State revenue sources as well as the General Fund, is projected at $70.5 billion, an increase of $179 million since the 2005-06 Budget was enacted. All Funds spending, which includes Federal grants, is estimated to total $106.7 billion in Fiscal Year 2005-06, up $148 million from the 2005-06 Budget forecast. The 2005-06 Budget includes a fiscal stability reserve of $601 million. The State's general reserves are projected to total $1.5 billion in Fiscal Year 2005-06, which is equivalent to roughly 3.2% of General Fund spending.

     The General Fund ended the first quarter of Fiscal Year 2005-06 with a balance of $4 billion, $356 million below the 2005-06 Budget estimate. A combination of $148 million in lower receipts and $338 million in higher spending in comparison to the 2005-06 Budget forecast produced the lower balance. DOB believes these variances are due to timing-related factors, and that underlying trends indicate the State will end Fiscal Year 2005-06 with slightly improved results compared to the 2005-06 Budget.

     In summary, the 2005-06 Budget authorized approximately $1.8 billion of the $2.8 billion in spending restraints contained in the 2005-06 Executive Budget, including: (i) roughly one-half of the $1.1 billion in proposed Medicaid cost containment and all $800 million in related savings; (ii) debt management initiatives to reduce servicing costs by $150 million; and (iii) mental hygiene savings of $250 million. Revenue actions net of tax cuts total $605 million, which is $72 million about the cuts in the 2005-06 Executive Budget. Finally, $889 million in one-time actions are authorized in the 2005-06 Budget, an increase of $33 million above the 2005-06 Executive Budget.

     Disbursement Outlook. DOB projects General Fund disbursements will total $46.45 billion in Fiscal Year 2005-06. State Funds and All Funds disbursements are projected to reach $70.45 billion and $106.65 billion, respectively, in Fiscal Year 2005-06. The largest All Funds spending increases from the 2005-06 Budget projections are for Medicaid ($186 million increase), State Police ($109 million increase), and Mental Hygiene ($10 million increase). Through June 2005, General Fund disbursements, including transfers to other funds, totaled $11.8 billion, approximately $388 million higher than the 2005-06 Budget projection. Higher spending for Local Assistance ($281 million), State Operations ($63 million), and General State Charges ($95 million) was partially offset by lower debt service spending ($79 million).

     Revenue Outlook. General Fund receipts, including transfers from other funds, are now projected to total $46.3 billion in Fiscal Year 2005-06, an increase of $321 million from the 2005-06 Budget estimate. The upward revision is primarily due to increases in personal income tax collections. Downward revisions to the estimates for sales and the corporation and utilities taxes, based on collections to date, partially offset the income tax increase. All Funds tax receipts are projected to total nearly $52 billion in the current year, an increase of $194 million from 2005-06 Budget estimates.

     DOB believes the revisions to the receipts forecast are conservative given positive results to date and, as a result, the potential exists for future positive changes to the revenue forecast. However, much of the increase in collections through June 2005 was in taxes that historically have been highly volatile, especially the real estate transfer tax, estate tax, the corporate franchise tax and bank tax.

     Through June 2005, General Fund receipts, including transfers from other funds, totaled $13.2 billion, which was $148 below the Enacted Budget forecast. This variance is primarily attributable to a somewhat weaker than expected personal income tax settlement for 2004 liabilities ($258 million), partially offset by higher receipts from business taxes ($60 million) and real estate transfer taxes ($35 million).

General Fund Outyear Projections

     At the beginning of Fiscal Year 2005-06, the State faced potential General Fund budget gaps of $5.8 billion and $5.6 billion in Fiscal Years 2006-07 and 2007-08, respectively. The recurring savings proposed in the 2005-06 Executive Budget reduced the gaps to $2.5 billion for both years, but increased under the 2005-06 Budget and are now estimated at $3.2 billion and $4.1 billion in Fiscal Years 2006-07 and 2007-08, respectively. The projected gaps are primarily the result of anticipated spending increases that exceed the growth in revenue collections, as well as the loss of nonrecurring resources used to help balance the budget.

     Outyear Receipts. Receipts in Fiscal Year 2006-07 are projected to increase $1.5 billion from the current fiscal year. Underlying revenue growth of $3.1 billion (6.1%) in Fiscal Year 2006-07 is offset by the loss of several one-time revenues ($531 million), the phase-out of the personal income tax surcharge and a one-quarter percent increase in sales tax ($1 billion), lower transfers from other funds due to increasing debt servicing costs ($180 million), and higher transfers to finance the STAR program ($188 million).

     Outyear Disbursements. Spending is projected to increase by $4.7 billion in Fiscal Year 2006-07. Medicaid growth of $2.7 billion in Fiscal Year 2006-07 is primarily attributable to the increasing cost of providing health care services, as well as the rising number of recipients. In addition, the growth related to the State takeover of local healthcare provider costs are estimated to rise by $235 million, and the loss of certain proceeds after this fiscal year, are no longer available in Fiscal Year 2006-07. School aid spending is projected to grow by $461 million in Fiscal Year 2006-07, assuming growth in expense-based programs and other selected aid categories. State operations spending is projected to increase by $592 million in Fiscal Year 2006-07 with general State charges expected to increase by an additional $375 million, primarily due to higher pension and health insurance costs for State employees.

     Fiscal Years 2007-08 and 2008-09. General Fund receipts, including transfers from other funds, are projected to total $50.2 billion in Fiscal Year 2007-08, a decrease of $155 million from prior projections. Receipts are projected to grow by $1.4 billion in Fiscal Year 2008-09, to total $51.5 billion. The growth in underlying tax receipts for 2006 through 2008 is consistent with average growth during the mature stages of an economic expansion. General Fund income tax receipts are projected to fall by $135 million to $222.5 billion in Fiscal Year 2007-08, but increase in Fiscal Year 2008-09 to $24 billion.

State Indebtedness

     General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

     Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in 2000-01, and will gradually increase until it is fully phased-in at 4.0% in 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in 2000-01, and will gradually increase to 5.0% in 2013-14.

     As of the most recent calculations in October 2004, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.55% of personal income and debt service on such debt at 0.84% of total State receipts, compared to the caps of 1.98% each. DOB expects that debt outstanding and debt service costs for Fiscal Year 2004-05 and the entire forecast period through Fiscal Year 2009-10 will also be within the statutory caps.

     Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2005, State-supported debt in the amount of $40.7 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $6.1 billion. As of March 31, 2005, both amounts are less than the statutorily cap of 15%. DOB expects that the amount of interest rate exchange agreements and net variable rate obligations will remain within the statutorily imposed limits.

     As of March 31, 2005, the State had approximately $2.1 billion of outstanding variable rate instruments, or 5.1% of total debt outstanding, that are subject to the net variable rate exposure cap. That amount includes $1.9 billion of unhedged variable rate obligations and $157 million of synthetic variable rate obligations. In addition to these variable rate obligations, as of March 31, 2005, about $2.4 billion in State-supported convertible rate bonds are currently outstanding.

     State-Supported Debt. The State's debt affordability measures through the first quarter of the 2005-06 Fiscal Year compare favorably to the forecasts contained in the State's Capital Program and Financing Plan. Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated.

     General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2003-04 (excluding refunding bonds) was $177 million. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 2005, the total amount of general obligation debt authorized was $14.535 billion, of which approximately $3.7 billion was outstanding.

     The 2005-06 Budget authorized $2.9 billion in transportation bonds to be submitted to the voters in November 2005. Proceeds from the bonds, if approved by voters, will be divided equally between the DOT and the MTA capital programs and will be used to partially finance the new DOT and MTA five-year capital plans of $17.9 billion for each plan. Approximately $279 million in transportation bonds, if approved, are planned to be issued in Fiscal Year 2005-06.

     Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2004, the State had authorized over $50 billion in total financing arrangements, of which approximately $40.3 billion was outstanding.

     Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. In 1998-99, $50 million was initially deposited in the DRRF. Additional deposits to the DRRF included $250 million in 1999-2000, $500 million in 2000-01, $250 million in 2001-02 and $53 million in Fiscal Year 2003-04. The State does not expect to make additional deposits to the DRRF in the current fiscal year.

Litigation

     General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the current fiscal year or thereafter.

     Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget. The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

     State Finance Policies. In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated November 26, 2002, the trial court granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from that decision.

Plaintiffs served an amended complaint on April 1, 2003, which the defendants moved to have dismissed. In May 2004, the Appellate Division denied the defendants' motion, and the defendants have appealed to the Court of Appeals. The plaintiffs also have leave to appeal the dismissal of their original complaint. By decision dated June 20, 2005, the Court of Appeals dismissed all of plaintiffs' claims. As a result, the State Comptroller has transferred the escrowed Empire conversion proceeds ($754 million) received to date to the HCRA Resource Fund. HCRA expects another $1.1 billion in conversion proceeds during the current fiscal year.

     Gaming. In Dalton, et al. v. Pataki, et al. and Karr, et al. v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of both the State and Federal constitutions, certain provisions of State law that authorize (1) the Governor to enter into tribal-State compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery (the "DOL") to license the operation of VLTs at certain race tracks in the State, and (3) the DOL to enter into a joint, multi-jurisdictional and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the challenged statutory provisions. On July 7, 2004, the Appellate Division upheld the constitutionality of all State actions, except the VLT licensing. All parties appealed the order, and on May 3, 2005, the State Court of Appeals modified the appellate court's order and declared the entirety of the law constitutional. On July 6, 2005, the Court of Appeals denied the plaintiffs' motions for reargument in both cases. The plaintiffs filed for certiorari before the U.S. Supreme Court, which denied the petition on November 28, 2005.

     Real Property Claims. In March 1985, in Oneida Indian Nation of New York, et al. v. County of Oneida, the Supreme Court affirmed a judgment holding that the Oneida Indians had a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. The Supreme Court also held that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

     In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2002, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

     On December 7, 2004, the State and certain Indian tribes entered into settlement agreements requiring the enactment of State and Federal legislation by September 1, 2005, or as otherwise extended by the parties. The agreements extinguish all Oneida and other Indian claims at issue in the Oneida litigation. Although the agreements provide for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs, the agreements have not yet been signed by the relevant parties. On August 18, 2005, the district court stayed all proceedings and legislation until it is know whether plaintiffs in the Cayuga case (discussed below) will ask the U.S. Supreme Court to review the June 28, 2005 decision.

     Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York,Seneca Nation of Indians, et al v. State of New York, et al., in the United States District Court for the Western District of New York and Onondaga Nation v. State of New York, et al.

     In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals. On October 1, 2004, the State filed an action in Federal district court seeking contribution from the Federal government towards the $248 million in judgment and post-judgment interest. On June 28, 2005, the Second Circuit held that plaintiffs' possessory land claim was barred, reversed the judgment of the District Court and entered judgment for the State. The District Court subsequently denied plaintiffs’ motion for a rehearing en banc. Since that time, the U.S. Supreme Court has granted time extensions, currently through February 2006, for the plaintiffs to petition the Court for certiorari.

Settlements were signed by the Governor with the Seneca-Cayuga Tribe of Oklahoma on

November 12, 2004, and with the Cayuga Tribe of New York on November 17, 2004, which in part require enactment of certain State and Federal legislation by September 1, 2005, unless the parties agree to an extension of time. No legislation was enacted by September 1, 2005 and no extension of time was agreed upon.

     In the Canadian St. Regis Bank of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution. On November 29, 2004, the plaintiff tribes, with one exception, approved a settlement with the State. On October 28, 2005, the district court stayed all proceedings and legislation until it is know whether plaintiffs in the Cayuga case (discussed below) will ask the U.S. Supreme Court to review the June 28, 2005 decision.

     In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their ownership claim of certain islands in the Niagara River and the New York State Thruway right of way where it crosses the Cattaraugus reservation in Erie and Chautauqua counties. On November 17, 1999, the court granted the State's motion to dismiss the portion of the action relating to the right of way and denied the State's motion to dismiss the Federal government's damage claims. On June 21, 2002, the court granted summary judgment on the remaining portion of the action related to the Niagara River, and judgment was entered dismissing all aspects of the action. Plaintiffs appealed the judgment, which was affirmed by the Second Circuit Court on September 9, 2004. Plaintiffs have petitioned for a rehearing en banc. Each of the plaintiffs’ petitions for rehearing en banc were denied by the Second Circuit. On January 16, 2006, plaintiffs filed a writ for certiorari before the U.S. Supreme Court.

     In Onondaga Nation v. State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onondaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void.

     School Aid. In Campaign for Fiscal Equity, Inc. et al. v. State, et al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State Constitution and the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

     By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

     On June 26, 2003, the Court of Appeals reversed that portion of the June 25th decision of the appeals court relating to the constitutionality claim. The Court held that the weight of credible evidence supported the trial court's conclusion that City schoolchildren were not receiving the Constitutionally mandated opportunity for a sound basic education, and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide such sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision. On August 3, 2004, the trial court referred the case to a recommendation panel for guidance on the best manner to implement the Court of Appeals mandate. On November 30, 2004, the panel issued a report recommending the Stated be directed to pay a total of $14.08 billion to City schools over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the district court issued an order confirming the panel's report and recommendations and directed the State to take all steps necessary to provide additional funding for New York City schools as proposed by the panel. The State has appealed the district court's order, which was then stayed pending a decision from the appeals court. On May 3, 2005, the appellate court denied the plaintiff's motion to lift the automatic stay.

     Medicaid. Numerous cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are

New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. ( six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello . Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

     In New York Association of Homes and Services for the Aging v. DeBuono, et al., the U.S. District Court dismissed plaintiff's complaint on May 19, 2004. Plaintiffs appealed. Several related State court cases involving the same parties and issues have been held in abeyance pending the result of this litigation.

     In Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello, the trial court dismissed the plaintiffs' petition on December 22, 2004. On September 30, 2005, the trial court’s decision was upheld, and plaintiffs have been given leave to appeal.

     Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the MSA that New York and many other states entered into with major tobacco manufacturers. The action alleged violations of the Commerce Clause, anti-trust violations and equal protection violations relating to the selective enforcement of State law on Native American reservations. The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed, and on January 6, 2004 the appellate court affirmed the dismissal of the Commerce Clause claim, reversed the dismissal of the anti-trust claim, and remanded the selective enforcement claim to the trial court for further proceedings. Plaintiffs filed an amended complaint challenging the validity of the MSA itself and seeking preliminary injunctive relief. On September 14, 2004, the district court denied the plaintiffs' motion, except the portion that prevented the tobacco manufacturers from obtaining certain funds from escrow. Plaintiffs have appealed the court's order. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

PART C. OTHER INFORMATION

Item 23.	Exhibits.

(a) (1)	Registrant’s Articles of Incorporation are incorporated by reference to Exhibit (1) (a) of Post-Effective
Amendment No. 20 to the Registration Statement on Form N-1A, filed on March 29, 1995. Registrant’s
Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibits (1) (b) and
(1) (c), respectively, to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A,
filed on April 28, 1998.

(a) (2)	Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibits (a) (2) and (a)
(3), respectively, to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on March 29, 2000.

(a) (3)	Articles Supplementary are incorporated by reference to Exhibit (a) (3) to Post-Effective Amendment No.
42 to the Registration Statement on Form N-1A, filed on February 10, 2005.

(a) (4)	Articles Supplementary.
(b)	Registrant’s By-Laws, as amended.

(d)	Management Agreement is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 43 to
the Registration Statement, filed on March 30, 2005.

(e) (1)	Distribution Agreement is incorporated by reference to Exhibit (e) (1) to Post-Effective Amendment No. 43
to the Registration Statement, filed on March 30, 2005.

(e) (2)	Forms of Service Agreements are incorporated by reference to Exhibit (e) to Post-Effective Amendment
No. 36 to the Registration Statement on Form N-1A, filed on March 29, 2000.

(g) (1)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8) (a) to Post-Effective
Amendment No. 20 to the Registration Statement on Form N-1A, filed on March 29, 1995. Forms of Sub-
Custodian Agreements are incorporated by reference to Exhibit (8) (b) to Post-Effective Amendment No.
18 to the Registration Statement on Form N-1A, effective on February 25, 1994.

(g) (2)	Amendment to Custody Agreement and Foreign Custody Manager Agreement are incorporated by reference to Exhibit (g) (2) and (g) (3), respectively, to Post-Effective Amendment No.38 to the
Registration Statement on Form N-1A, filed on March 28, 2002.

(h) (1)	Shareholder Services Plans, with respect to Class A, is incorporated by reference to Exhibit (9) (a) to Post-
Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 28, 1998.
Shareholder Services Plan, with respect to Class B and Class X, is incorporated by reference to exhibit
(h)(2) to Post-Effective Amendment No. 33 filed on April 30, 1999.

(h) (2)	Shareholder Services Plan, with respect to E*TRADE Class is incorporated by reference to Exhibit
(h) (2) to the Registration Statement on Form N-1A, filed on February 10, 2005.

P:\Edgar Filings\Pending\918\485BPOS-918-3-2006\j30918.doc-036

C-1

(i)		Opinion and Consent of Registrant’s Counsel is incorporated by reference to Exhibit (10) to Post-Effective
Amendment No. 20 to the Registration Statement on Form N-1A, filed on March 29, 1995.

Item 23.		Exhibits (continued)

(j)		Consent of Independent Auditors.

(m) (1)		Rule 12b-1 Distribution Plan, with respect to Class B, is incorporated by reference to Exhibit (15) (b) to
Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 28, 1998.

(m) (2)		Rule 12b-1 Distribution Plan, with respect to Class X, is incorporated by reference to Exhibit (m) (2) to
Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 30, 1999.

(m) (3)		Rule 12b-1 Distribution Plan with respect to E*TRADE Class is incorporated by reference to Exhibit
(m) (3) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on
February 10, 2005.

(n)		Rule 18f-3 Plan, as amended.

(p)		Code of Ethics adopted by Registrant, Registrant's Adviser and Registrant's Distributor.

Other Exhibits

	(a) (1)	Power of Attorney of the Board members.

	(a)(2)	Power of Attorney of the Officers is incorporated by reference to Item 23 – Other Exhibits
(a) (2) to the Registration Statement on Form N-1A, filed on March 28, 2002.

	(b)	Certificate of Assistant Secretary.

Item 24.		Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.		Indemnification

Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-
1A filed on March 29, 1995 and to Section 2-418 of the Maryland General Corporation Law. The
application of these provisions is limited by Article VIII of the Registrant's By-Laws, as amended, which are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 36 to the Registration

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Statement on Form N-1A, filed on March 29, 2000 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference is also made to the Distribution Agreement which is incorporated by reference to Exhibit (e) (1) to Post-Effective Amendment No. 43 to the Registration Statement filed on March 30, 2005.

Item 26.	Business and Other Connections of Investment Adviser

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisers, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

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ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chair, and		Managers
Chief Investment Officer

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - 7/05
	Inc. ++	Director	2/02 - 7/05

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chair of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - 7/05
Director and Vice Chair	Inc.++
	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Vice Chair and Director

Thomas F. Eggers	Dreyfus Service Corporation++	Chairman	4/05 – Present
Director and President		Chief Executive Officer	4/05 – Present

	Dreyfus Service Organization++	Director	4/05 – Present

	Founders Asset Management LLC****	Member, Board of	4/05 – Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 – Present
Managers

	Scudder Investments	President	5/02 – 3/05
	345 Park Avenue	Chief Executive Officer	5/02 – 3/05
New York, NY 10154

	Scudder Distributor	Chairman	5/02-3/05
345 Park Avenue
New York, NY 10154

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

Robert P. Kelley	Mellon Financial Corporation+	Chairman	2/06 – Present
Director		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Robert P. Kelley	Mellon Bank, N.A. +	Chairman	2/06 – Present
Director		President	2/06 – Present
(continued)		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	The Cadillac Fairview	Board Member	3/00 – Present
Corporation Limited
20 Queen Street West
Toronto, Ontario M5H 3R4

	Wachovia Corporation	Chief Financial Officer	11/00 – 2/06
301 South College Street
One Wachovia Center
Charlotte, North Carolina 28288

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 – Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 - Present

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director

	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Holdings, LLC
One Financial Center
Boston, MA 02211

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management	Board Member	7/01 – Present
Director	Company, LLC
(continued)	One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chair and Director		Director	3/99 - Present

	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present
Vice Chair and Director
(continued)
	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - Present
Controller		Managers
		Vice President and	7/05 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05	- Present
		Manager, Board of	7/05	- Present
Managers

	Dreyfus Service Corporation++	Director	7/05 - Present
		Chief Financial Officer	7/05 - Present
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present
Controller
(continued)
	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
	Mellon Securities Services+	First Vice President	11/01 - 2/04

Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - 7/05
Inc.++
	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present
Vice President
(continued)
	Founders Asset Management LLC****	Authorized Agent	12/01 - Present
	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present
	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present
	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present
	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024
	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+
	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities
	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present
	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities
	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities
	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131
	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210
	Katrena Corporation+	Vice President	08/01 - Present
	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present
	MBC Investments Corporation+	Vice President	08/01 - Present
	MFS Leasing Corp. +	Vice President	08/01 - Present
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	Mellon Financial Services	Vice President	08/01 - Present
Vice President	Corporation #1+
(continued)
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - 5/05
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - 7/05
Advisors, Inc.++
	Dreyfus Service	Secretary	8/05 - Present
Organization, Inc.++
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Item 27.	Principal Underwriters

(a)	Other investment companies for which Registrant's principal underwriter
(exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Money Market Fund
11.	Dreyfus Cash Management
12.	Dreyfus Cash Management Plus, Inc.
13.	Dreyfus Connecticut Intermediate Municipal Bond Fund
14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
15.	Dreyfus Fixed Income Securities
16.	Dreyfus Florida Intermediate Municipal Bond Fund
17.	Dreyfus Florida Municipal Money Market Fund
18.	Dreyfus Founders Funds, Inc.
19.	The Dreyfus Fund Incorporated
20.	Dreyfus GNMA Fund, Inc.
21.	Dreyfus Government Cash Management Funds
22.	Dreyfus Growth and Income Fund, Inc.
23.	Dreyfus Growth and Value Funds, Inc.
24.	Dreyfus Growth Opportunity Fund, Inc.
25.	Dreyfus Index Funds, Inc.
26.	Dreyfus Institutional Cash Advantage Funds
27.	Dreyfus Institutional Money Market Fund
28.	Dreyfus Institutional Preferred Money Market Funds
29.	Dreyfus Insured Municipal Bond Fund, Inc.
30.	Dreyfus Intermediate Municipal Bond Fund, Inc.
31.	Dreyfus International Funds, Inc.
32.	Dreyfus Investment Grade Funds, Inc.
33.	Dreyfus Investment Portfolios
34.	The Dreyfus/Laurel Funds, Inc.
35.	The Dreyfus/Laurel Funds Trust
36.	The Dreyfus/Laurel Tax-Free Municipal Funds
37.	Dreyfus LifeTime Portfolios, Inc.
38.	Dreyfus Liquid Assets, Inc.
39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
40.	Dreyfus Massachusetts Municipal Money Market Fund
41.	Dreyfus Midcap Index Fund, Inc.
42.	Dreyfus Money Market Instruments, Inc.
43.	Dreyfus Municipal Bond Fund, Inc.
44.	Dreyfus Municipal Cash Management Plus
45.	Dreyfus Municipal Funds, Inc.
46.	Dreyfus Municipal Money Market Fund, Inc.

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47.	Dreyfus New Jersey Intermediate Municipal Bond Fund
48.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
49.	Dreyfus New York Municipal Cash Management
50.	Dreyfus New York Tax Exempt Bond Fund, Inc.
51.	Dreyfus New York Tax Exempt Intermediate Bond Fund
52.	Dreyfus New York Tax Exempt Money Market Fund
53.	Dreyfus U.S. Treasury Intermediate Term Fund
54.	Dreyfus U.S. Treasury Long Term Fund
55.	Dreyfus 100% U.S. Treasury Money Market Fund
56.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
57.	Dreyfus Pennsylvania Municipal Money Market Fund
58.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.
59.	Dreyfus Premier Equity Funds, Inc.
60.	Dreyfus Premier Fixed Income Funds
61.	Dreyfus Premier International Funds, Inc.
62.	Dreyfus Premier GNMA Fund
63.	Dreyfus Premier Manager Funds I
64.	Dreyfus Premier Manager Funds II
65.	Dreyfus Premier Municipal Bond Fund
66.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67.	Dreyfus Premier New Leaders Fund, Inc.
68.	Dreyfus Premier New York Municipal Bond Fund
69.	Dreyfus Premier Opportunity Funds
70.	Dreyfus Premier State Municipal Bond Fund
71.	Dreyfus Premier Stock Funds
72.	The Dreyfus Premier Third Century Fund, Inc.
73.	The Dreyfus Premier Value Equity Funds
74.	Dreyfus Premier Worldwide Growth Fund, Inc.
75.	Dreyfus Short-Intermediate Government Fund
76.	Dreyfus Short-Intermediate Municipal Bond Fund
77.	The Dreyfus Socially Responsible Growth Fund, Inc.
78.	Dreyfus Stock Index Fund, Inc.
79.	Dreyfus Tax Exempt Cash Management
80.	Dreyfus Treasury Cash Management
81.	Dreyfus Treasury Prime Cash Management
82.	Dreyfus Variable Investment Fund
83.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
84.	General California Municipal Money Market Fund
85.	General Government Securities Money Market Funds, Inc.
86.	General Money Market Fund, Inc.
87.	General Municipal Money Market Funds, Inc.
88.	General New York Municipal Bond Fund, Inc.
89.	General New York Municipal Money Market Fund
90.	Mellon Funds Trust

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(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
William H. Maresca *	Executive Vice President	None
James Neiland*	Executive Vice President	None
Irene Papadoulis **	Executive Vice President and Director	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
Bret Young *	Executive Vice President and Director	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Sue Ann Cormack **	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Lisa A. Fox *	Vice President	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Vice President and
Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
Sarrita Cypress *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

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Item 28. Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of March, 2006.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

BY: /s/Stephen E. Canter*
Stephen E. Canter, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title			Date

/s/Stephen E. Canter*	President (Principal Executive		03/30/06

Stephen E. Canter	Officer)

/s/James Windels*	Treasurer (Principal Financial		03/30/06

James Windels	and Accounting Officer)

/s/Joseph S. DiMartino*	Chairman of the Board of Directors	03/30/06

Joseph S. DiMartino

/s/Clifford L. Alexander, Jr.*	Director		03/30/06

Clifford L. Alexander

/s/Peggy C. Davis*	Director		03/30/06

Peggy C. Davis

/s/Ernest Kafka*	Director		03/30/06

Ernest Kafka

/s/Nathan Leventhal*	Director		03/30/06

Nathan Leventhal*

*BY:	/s/Janette E. Farragher
Janette E. Farragher,
Attorney-in-Fact

P:\Edgar Filings\Pending\918\485BPOS-918-3-2006\j57918.doc-036	3/21/06
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GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

INDEX OF EXHIBITS
(a)	(3) Articles Supplementary.

(b)	Registrant’s By-Laws, as amended.

(j)	Consent of Independent Auditors.

(n)	Rule 18f-3 Plan, as amended.

(p)	Code of Ethics adopted by Registrant, Registrant's Adviser and Registrant's Distributor.

Other Exhbits

(a)(1)	Power of Attorney of the Board members.

(b)	Certificate of Assistant Secretary.